                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-08789

                  ---------------------------------------------
                                VALIC Company II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      2929 Allen Parkway, Houston, TX 77019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Evelyn M. Curran
                              Senior Vice President
                   The Variable Annuity Life Insurance Company
                               2929 Allen Parkway
                                Houston, TX 77019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 831-6425
                                                  -----------------------------
Date of fiscal year end: August 31
                        --------------------------
Date of reporting period: February 29, 2004
                        --------------------------

Item 1. Reports to Shareholders

VALIC Company II, Semi-annual Report at February 29, 2004

                                                               VALIC Company II


                                                             Semi-Annual Report
                                                              February 29, 2004

            VALIC COMPANY II - SEMI-ANNUAL REPORT FEBRUARY 29, 2004



TABLE OF CONTENTS

                    Schedules of Investments
                    Aggressive Growth Lifestyle Fund....  2
                    Capital Appreciation Fund...........  3
                    Conservative Growth Lifestyle Fund..  5
                    Core Bond Fund......................  6
                    High Yield Bond Fund................ 11
                    International Growth II Fund........ 17
                    Large Cap Value Fund................ 20
                    Mid Cap Growth Fund................. 22
                    Mid Cap Value Fund.................. 24
                    Moderate Growth Lifestyle Fund...... 26
                    Money Market II Fund................ 27
                    Small Cap Growth Fund............... 28
                    Small Cap Value Fund................ 30
                    Socially Responsible Fund........... 33
                    Strategic Bond Fund................. 36
                    Statements of Assets and Liabilities 43
                    Statements of Operations............ 47
                    Statements of Changes in Net Assets. 49
                    Notes to Financial Statements....... 52
                    Financial Highlights................ 60
                    Trustee Information................. 65

--------------------------------------------------------------------------------

                           Intentionally Left Blank

--------------------------------------------------------------------------------

2
    AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES - 100.02%
          BOND FUND - 10.00%
  358,108 VALIC Co. II Core Bond Fund #........... $  3,613,306
                                                   ------------
          INTERNATIONAL EQUITY FUND - 25.01%
  826,465 VALIC Co. II International Growth II
           Fund #.................................    9,033,265
                                                   ------------
          LARGE CAP EQUITY FUNDS - 35.01%
  866,500 VALIC Co. II Capital Appreciation
           Fund #.................................    7,226,611
  426,433 VALIC Co. II Large Cap Value Fund #.....    5,419,959
                                                   ------------
                                                     12,646,570
                                                   ------------
          MID CAP EQUITY FUNDS - 15.00%
  215,078 VALIC Co. II MidCap Value Fund #........    3,613,306
  280,101 VALIC Co. II MidCap Growth Fund #.......    1,806,653
                                                   ------------
                                                      5,419,959
                                                   ------------
          SMALL CAP EQUITY FUNDS - 15.00%
  328,482 VALIC Co. II Small Cap Growth Fund #....    3,613,306
  131,012 VALIC Co. II Small Cap Value Fund #.....    1,806,653
                                                   ------------
                                                      5,419,959
                                                   ------------
          TOTAL AFFILIATED INVESTMENT COMPANIES
          (Cost $30,124,483) - 100.02%............   36,133,059
          Liabilities in excess of other assets,
           net - (0.02)%..........................      (7,980)
                                                   ------------
          NET ASSETS - 100.00%.................... $ 36,125,079
                                                   ------------
          #Security represents an investment in an
           affiliated company.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             3
February 29, 2004
       CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          COMMON STOCK - 97.39%
          AEROSPACE/DEFENSE - 2.63%
    7,200 Boeing Co......................... $    312,264
    5,800 United Technologies Corp..........      534,238
                                             ------------
                                                  846,502
                                             ------------
          APPAREL & PRODUCTS - 1.99%
   14,700 Gap, Inc..........................      305,760
   14,200 TJX Cos., Inc.....................      334,410
                                             ------------
                                                  640,170
                                             ------------
          AUTOMOTIVE - 3.33%
    9,800 Autoliv, Inc......................      434,924
    7,100 Danaher Corp......................      636,373
                                             ------------
                                                1,071,297
                                             ------------
          BANKS - 1.49%
   10,000 Wachovia Corp.....................      479,700
                                             ------------
          BEVERAGES - 1.43%
    9,200 Coca-Cola Bottling Co.............      459,632
                                             ------------
          BROADCASTING - 2.75%
    7,300 Clear Channel Communications, Inc.      314,192
   10,000 Comcast Corp., Class A Special +..      292,200
    7,800 Univision Communications, Inc.,
           Class A +........................      277,914
                                             ------------
                                                  884,306
                                             ------------
          BUILDING MATERIALS - 1.36%
    7,800 Lowe's Cos., Inc..................      436,800
                                             ------------
          CHEMICAL - 1.94%
    6,200 Dow Chemical Co...................      269,514
    7,900 E.I. du Pont de Nemours and Co....      356,211
                                             ------------
                                                  625,725
                                             ------------
          CONGLOMERATES - 4.92%
   24,000 General Electric Co...............      780,480
   28,100 Tyco International, Ltd...........      802,817
                                             ------------
                                                1,583,297
                                             ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
          DRUGS - 10.55%
    5,100 Allergan, Inc........................ $  446,454
   27,600 Caremark Rx, Inc. +..................    890,376
   19,600 Mylan Laboratories, Inc..............    460,600
   20,200 Pfizer, Inc..........................    740,330
   12,000 Watson Pharmaceuticals, Inc. +.......    551,040
    7,800 Wyeth................................    308,100
                                                ----------
                                                 3,396,900
                                                ----------
          FINANCE COMPANIES - 2.61%
   11,900 Capital One Financial Corp...........    841,568
                                                ----------
          FINANCIAL SERVICES - 2.52%
   13,600 Morgan Stanley.......................    812,736
                                                ----------
          FOODS - 0.49%
    4,300 Dean Foods Co. +.....................    156,133
                                                ----------
          HEALTHCARE - 2.93%
    4,100 Anthem, Inc. +.......................    352,395
   12,800 Omnicare, Inc........................    589,568
                                                ----------
                                                   941,963
                                                ----------
          HOSPITAL SUPPLIES - 2.66%
   11,800 St. Jude Medical, Inc. +.............    857,270
                                                ----------
          HOUSEHOLD PRODUCTS - 1.07%
    8,100 Estee Lauder Cos., Inc., Class A.....    345,060
                                                ----------
          INFORMATION PROCESSING -
          HARDWARE - 3.04%
    9,600 Dell, Inc. +.........................    313,440
    3,500 International Business Machines Corp.    337,750
   19,000 Seagate Technology +.................    328,700
                                                ----------
                                                   979,890
                                                ----------
          INFORMATION PROCESSING -
          SERVICES - 6.87%
    7,900 eBay, Inc. +.........................    543,994
   23,100 EMC Corp. +..........................    330,792
   19,400 InterActiveCorp +....................    631,858
   15,900 Yahoo!, Inc. +.......................    705,960
                                                ----------
                                                 2,212,604
                                                ----------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - 5.50%
    9,500 Automatic Data Processing, Inc... $    403,275
   26,400 BEA Systems, Inc. +..............      364,320
   26,200 Microsoft Corp...................      694,300
   10,100 VERITAS Software Corp. +.........      307,242
                                            ------------
                                               1,769,137
                                            ------------
          LEISURE AND TOURISM - 1.91%
   16,400 Starbucks Corp. +................      613,524
                                            ------------
          MACHINERY - 0.34%
    4,200 Pall Corp........................      109,914
                                            ------------
          MEDICAL - BIOMEDICAL/GENE - 6.15%
   10,400 Amgen, Inc. +....................      660,712
    8,800 Genentech, Inc. +................      949,432
    7,300 Genzyme Corp. +..................      370,694
                                            ------------
                                               1,980,838
                                            ------------
          MEDICAL TECHNOLOGY - 1.55%
    7,300 Guidant Corp.....................      497,422
                                            ------------
          MULTIMEDIA - 6.70%
    4,100 E.W. Scripps Co., Class A........      399,176
    9,895 News Corp., Ltd..................      323,863
   38,050 Time Warner, Inc. +..............      656,363
   20,242 Viacom, Inc., Class B............      778,507
                                            ------------
                                               2,157,909
                                            ------------
          OIL AND GAS - 1.74%
   18,800 XTO Energy, Inc..................      560,992
                                            ------------
          RETAIL - 1.46%
   11,500 Bed Bath & Beyond, Inc. +........      470,120
                                            ------------
          SCHOOLS - 1.77%
    7,500 Apollo Group, Inc., Class A +....      571,125
                                            ------------
          SEMICONDUCTORS - 6.71%
   14,200 Analog Devices, Inc. +...........      708,580
   19,300 Applied Materials, Inc. +........      409,932
    7,400 ASML Holding NV +................      135,124
   26,000 Intel Corp.......................      759,980
    2,800 KLA-Tencor Corp. +...............      147,840
                                            ------------
                                               2,161,456
                                            ------------

--------------------------------------------------------------------------------

4
 CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


 NUMBER                                                MARKET
OF SHARES                                              VALUE
----------------------------------------------------------------
          TELECOMMUNICATIONS - 7.35%
   37,100 Cisco Systems, Inc. +..................... $   857,010
   50,600 Corning, Inc. +...........................     635,030
   47,400 Motorola, Inc.............................     874,530
                                                     -----------
                                                       2,366,570
                                                     -----------
          THERAPEUTICS - 1.63%
    9,700 Gilead Sciences, Inc. +...................     525,837
                                                     -----------
          TOTAL COMMON STOCK
          (Cost $29,178,509)........................  31,356,397
                                                     -----------

   PAR
  VALUE
----------
          REPURCHASE AGREEMENTS - 2.13%
 $685,000 Agreement with State Street Bank & Trust
           Co., bearing interest at 0.91%, dated
           2/27/04, to be repurchased 3/01/04 in
           the amount of $685,052 and
           collateralized by Federal Home Loan
           Mtg. Corp. Notes, bearing interest at
           1.13% due 9/15/04 and having an
           approximate value of $705,563
           (Cost $685,000)..........................     685,000
                                                     -----------
          TOTAL INVESTMENTS
          (Cost $29,863,509) - 99.52%...............  32,041,397
          Other assets less liabilities, net - 0.48%     155,262
                                                     -----------
          NET ASSETS - 100%......................... $32,196,659
                                                     -----------
          +Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             5
February 29, 2004
   CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES - 100.02%
          BOND FUNDS - 55.01%
1,639,878 VALIC Co. II Core Bond Fund #............ $16,546,367
  197,451 VALIC Co. II High Yield Bond Fund #......   1,654,637
                                                    -----------
                                                     18,201,004
                                                    -----------
          INTERNATIONAL EQUITY FUND - 10.00%
  302,770 VALIC Co. II International Growth II
           Fund #..................................   3,309,273
                                                    -----------
          LARGE CAP EQUITY FUNDS - 22.01%
  396,795 VALIC Co. II Capital Appreciation
           Fund #..................................   3,309,273
  312,441 VALIC Co. II Large Cap Value Fund #......   3,971,128
                                                    -----------
                                                      7,280,401
                                                    -----------
          MID CAP EQUITY FUNDS - 7.00%
   98,490 VALIC Co. II MidCap Value Fund #.........   1,654,637
  102,613 VALIC Co. II MidCap Growth Fund #........     661,854
                                                    -----------
                                                      2,316,491
                                                    -----------
          SMALL CAP EQUITY FUNDS - 6.00%
   90,253 VALIC Co. II Small Cap Growth Fund #.....     992,782
   71,993 VALIC Co. II Small Cap Value Fund #......     992,782
                                                    -----------
                                                      1,985,564
                                                    -----------
          TOTAL AFFILIATED INVESTMENT COMPANIES
          (Cost $30,239,711) - 100.02%.............  33,092,733
          Liabilities in excess of other assets,
           net - (0.02)%...........................     (6,884)
                                                    -----------
          NET ASSETS - 100.00%..................... $33,085,849
                                                    -----------
          # Security represents an investment in an
           affiliated company.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

6
             CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


    PAR                                    MARKET
   VALUE                                   VALUE
----------------------------------------------------
            CORPORATE BONDS - 38.31%
            AEROSPACE/DEFENSE - 0.34%
$    77,000 Goodrich Corp.:
              6.45% due 12/15/07....... $     85,375
    155,000 Raytheon Co.:
              4.85% due 1/15/11........      160,647
                                        ------------
                                             246,022
                                        ------------
            AIRLINES - 0.61%
    200,000 American Airlines, Inc.:
              6.82% due 5/23/11........      192,955
            Atlas Air, Inc.:
     22,103   7.63% due 1/2/15.........       11,965
    150,000   6.88% due 1/2/11.........      138,277
            Continental Airlines, Inc.:
     12,932   7.08% due 11/1/04........       12,777
     97,299   6.96% due 8/2/09.........       87,411
                                        ------------
                                             443,385
                                        ------------
            AUTOMOTIVE - 0.89%
    149,000 Ford Motor Co.:
              6.63% due 10/1/28........      136,942
            General Motors Corp.:
    295,000   8.38% due 7/15/33........      334,288
    159,000   7.20% due 1/15/11........      173,611
                                        ------------
                                             644,841
                                        ------------
            BANKS - 2.47%
     76,000 Bank America Corp.:
              5.25% due 12/1/15........       77,826
     92,000 Bank One Corp.:
              7.63% due 10/15/26.......      112,728
    100,000 European Investment Bank:
              4.00% due 3/15/05........      102,871
    157,000 Fleet Capital Trust V:
              2.17% due 12/18/28 /(1)/.      156,099
    153,000 Huntington National Bank:
              2.75% due 10/16/06.......      155,892
    100,000 Key Bank NA:
              4.10% due 6/30/05........      103,415
    154,000 KeyCorp:
              2.75% due 2/27/07........      155,359
     95,000 Korea Development Bank:
              3.88% due 3/2/09.........       94,799

    PAR                                                 MARKET
   VALUE                                                VALUE
--------------------------------------------------------------------
               BANKS - Continued
$   123,000    Mizuho Financial Group, Ltd.:
                 5.79% due 4/15/14 *................ $    122,941
    144,000    National City Bank:
                 2.50% due 4/17/06..................      145,589
    125,000    PNC Bank NA:
                 7.88% due 4/15/05..................      133,797
               Wachovia Corp.:
     76,000      7.88% due 2/15/10..................       92,525
    153,000      6.15% due 3/15/09..................      170,724
    153,000    Wells Fargo & Co.:
                 5.13% due 9/1/12...................      159,737
                                                     ------------
                                                        1,784,302
                                                     ------------
               BEVERAGES - 0.47%
    148,000    Anheuser-Busch Cos., Inc.:
                 5.95% due 1/15/33..................      156,679
    157,000    Pepsi Bottling Group, Inc.:
                 7.00% due 3/1/29...................      184,722
                                                     ------------
                                                          341,401
                                                     ------------
               BROADCASTING - 2.06%
    125,000    Charter Communications Holdings, LLC:
                 11.13% due 1/15/11.................      110,937
               Clear Channel Communications, Inc.:
     76,000      5.00% due 3/15/12..................       77,551
    153,000      3.13% due 2/1/07...................      153,841
     45,000    Comcast Corp.:
                 6.88% due 6/15/09..................       51,174
    300,000    CSC Holdings, Inc.:
                 7.80% due 2/15/18..................      336,000
    100,000    Insight Communications Co., Inc.:
                 12.25% due 2/15/11 /(2)/...........       86,000
    153,000    Liberty Media Corp.:
                 3.50% due 9/25/06..................      154,697
     76,000    TCI Communications, Inc.:
                 6.88% due 2/15/06..................       82,617
    153,000    Tele-Communications, Inc.:
                 7.88% due 8/1/13...................      183,923
    275,000    Telenet Group Holding NV:
                 11.50% due 6/15/14 */(2)/..........      170,500
     75,000    Young Broadcasting, Inc.:
                 10.00% due 3/1/11..................       80,250
                                                     ------------
                                                        1,487,490
                                                     ------------

    PAR                                        MARKET
   VALUE                                       VALUE
--------------------------------------------------------
            CHEMICAL - 0.22%
$   150,000 Huntsman, LLC,
              11.63% due 10/15/10 *........ $    156,750
                                            ------------
            COMMERCIAL SERVICES - 0.53%
    125,000 Crown European Holdings SA:
              10.88% due 3/1/13............      145,625
    153,000 Hertz Corp.:
              4.70% due 10/2/06............      155,959
     75,000 Owens-Brockway Glass Container:
              8.88% due 2/15/09............       81,563
                                            ------------
                                                 383,147
                                            ------------
            CONGLOMERATES - 0.26%
    180,000 Tyco International Group SA:
              6.88% due 1/15/29............       99,474
              6.38% due 2/15/06............       90,556
                                            ------------
                                                 190,030
                                            ------------
            DRUGS - 0.21%
    153,000 Pfizer, Inc.:
              2.50% due 3/15/07............      153,083
                                            ------------
            ELECTRONICS/ELECTRICAL EQUIPMENT - 0.23%
     82,000 Arrow Electronics, Inc.:
              6.88% due 7/1/13.............       87,907
     75,000 Xerox Corp.:
              7.63% due 6/15/13............       79,875
                                            ------------
                                                 167,782
                                            ------------
            FINANCE COMPANIES - 4.90%
     63,000 Bunge Ltd. Finance Corp.:
              4.38% due 12/15/08 *.........       64,691
            Capital One Bank:
     77,000   5.13% due 2/15/14............       77,837
     74,000   4.25% due 12/1/08............       75,444
     85,000 Capital One Financial Corp.:
              6.25% due 11/15/13...........       90,776
     76,000 Coca Cola HBC BV:
              5.13% due 9/17/13............       78,518
    155,000 Conoco Funding Co.:
              6.35% due 10/15/11...........      176,222
    150,000 Devon Financing Corp. ULC:
              6.88% due 9/30/11............      172,269
    141,000 Duke Capital Corp.:
              5.50% due 3/1/14.............      141,306

--------------------------------------------------------------------------------

                                                                             7
February 29, 2004
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                                 MARKET
   VALUE                                                VALUE
--------------------------------------------------------------------
            FINANCE COMPANIES - Continued
$   190,000 Ford Motor Credit Co.:
              5.80% due 1/12/09..................... $    196,408
            General Electric Capital Corp.:
    171,000   6.75% due 3/15/32.....................      195,978
    153,000   6.13% due 2/22/11.....................      170,789
            General Motors Acceptance Corp.:
    150,000   7.75% due 1/19/10.....................      172,955
    150,000   4.50% due 7/15/06.....................      154,918
    150,000   2.00% due 5/18/06 /(1)/...............      149,838
  1,000,000 Honda Auto Receivables Owner Trust,
             Series 2003-3 A4:
              2.77% due 11/21/08....................    1,012,071
    110,000 Household Finance Corp.:
              3.38% due 2/21/06.....................      112,661
    300,000 Morgan Stanley Capital I:
              6.48% due 11/15/30....................      336,901
    153,000 National Rural Utilities Cooperative
             Finance Corp.:
              3.88% due 2/15/08.....................      157,151
                                                     ------------
                                                        3,536,733
                                                     ------------
            FINANCIAL SERVICES - 5.76%
    250,000 Alamosa Delaware, Inc.:
              12.00% due 7/31/09 /(2)/..............      227,500
    150,000 Athena Neurosciences Finance, LLC:
              7.25% due 2/21/08.....................      147,000
    250,000 Bear Stearns Commercial Mtg. Securities:
              6.02% due 2/14/31.....................      277,449
     76,000 Boeing Capital Corp.:
              6.10% due 3/1/11......................       83,658
    150,000 Chukchansi Economic Development Auth.:
              14.50% due 6/15/09 *..................      178,500
     78,000 CIT Group, Inc.:
              4.75% due 12/15/10....................       80,094
    500,000 DLJ Commercial Mtg. Corp.:
              7.34% due 10/10/32....................      587,565
     68,000 Duke Capital Corp., Series A:
              6.25% due 7/15/05.....................       71,396
    137,000 FPL Group Capital, Inc.:
              3.25% due 4/11/06.....................      139,885
    105,000 Goldman Sachs Capital I:
              6.35% due 2/15/34.....................      105,982
     76,000 Goldman Sachs Group, Inc.:
              5.15% due 1/15/14.....................       77,260

    PAR                                               MARKET
   VALUE                                              VALUE
---------------------------------------------------------------
               FINANCIAL SERVICES - Continued
$   125,000    John Deere Capital Corp.:
                 3.90% due 1/15/08................ $    128,861
               JP Morgan Chase & Co.:
    153,000      5.25% due 5/30/07................      165,139
    153,000      4.50% due 11/15/10...............      157,267
    240,000    LB-UBS Commercial Mtg. Trust:
                 6.51% due 12/15/26...............      273,553
    141,000    Lehman Brothers Holdings, Inc.:
                 4.80% due 3/13/14................      140,501
    157,000    Massmutual Global Funding II Medium
                Term Note:
                 3.25% due 6/15/07 *..............      160,644
               Morgan Stanley:
    150,000      6.75% due 4/15/11................      171,627
    153,000      3.88% due 1/15/09................      155,081
    153,000    Nationwide Building Society:
                 2.63% due 1/30/07 *..............      153,249
     78,000    Pricoa Global Funding I:
                 3.90% due 12/15/08 *.............       79,223
     50,000    Principal Life Global Funding:
                 5.13% due 6/28/07 *..............       54,162
    225,000    Qwest Capital Funding, Inc.:
                 7.90% due 8/15/10................      208,125
    144,000    Rio Tinto Finance USA, Ltd.:
                 2.63% due 9/30/08................      139,908
    144,000    Textron Financial Corp.:
                 2.75% due 6/1/06.................      144,887
     50,000    TIAA Global Mkts, Inc.:
                 4.13% due 11/15/07 *.............       52,228
                                                   ------------
                                                      4,160,744
                                                   ------------
               FOODS - 0.11%
     78,000    Unilever Capital Corp.,
                 5.90% due 11/15/32...............       80,678
                                                   ------------
               FREIGHT - 0.20%
    121,000    Union Pacific Corp.,
                 7.38% due 9/15/09................      142,142
                                                   ------------
               HEALTHCARE - 0.33%
    107,000    HCA, Inc.:
                 7.88% due 2/1/11.................      123,622
    125,000    Tenet Healthcare Corp.:
                 5.00% due 7/1/07.................      115,938
                                                   ------------
                                                        239,560
                                                   ------------

    PAR                                                  MARKET
   VALUE                                                 VALUE
------------------------------------------------------------------
            HEAVY DUTY TRUCKS/PARTS - 0.17%
$   100,000 Dana Corp.:
              9.00% due 8/15/11...................... $    120,000
                                                      ------------
            HOSPITAL SUPPLIES - 0.20%
    157,000 Johnson & Johnson:
              4.95% due 5/15/33......................      147,321
                                                      ------------
            HOUSEHOLD PRODUCTS - 0.34%
    153,000 Fortune Brands, Inc.:
              2.88% due 12/1/06......................      154,921
     92,000 Procter & Gamble Co.:
              5.50% due 2/1/34.......................       91,994
                                                      ------------
                                                           246,915
                                                      ------------
            INFORMATION PROCESSING -
            HARDWARE - 0.27%
    179,000 International Business Machines Corp.:
              6.22% due 8/1/27.......................      193,563
                                                      ------------
            INFORMATION PROCESSING -
            SERVICES - 0.08%
     50,000 Computer Sciences Corp.:
              6.75% due 6/15/06......................       54,860
                                                      ------------
            INSURANCE - 1.19%
    250,000 ACE INA Holdings, Inc.:
              8.20% due 8/15/04......................      257,440
     76,000 Infinity Property Casualty Corp.:
              5.50% due 2/18/14 *....................       76,036
    153,000 ING Security Life Institutional Funding:
              2.70% due 2/15/07 */(3)/...............      154,181
     85,000 Kingsway America, Inc.:
              7.50% due 2/1/14 *.....................       86,405
    109,000 Markel Capital Trust I:
              8.71% due 1/1/46.......................      116,121
    171,000 Western & Southern Financial Group, Inc.:
              5.75% due 7/15/33 *....................      166,464
                                                      ------------
                                                           856,647
                                                      ------------
            LEISURE AND TOURISM - 0.13%
     91,000 MGM Mirage, Inc.,
              6.00% due 10/1/09......................       95,209
                                                      ------------
            METALS - 0.23%
     81,000 Alcan, Inc.:
              6.13% due 12/15/33.....................       84,702
     77,000 Noranda, Inc.:
              7.00% due 7/15/05......................       81,283
                                                      ------------
                                                           165,985
                                                      ------------

--------------------------------------------------------------------------------

8
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


    PAR                                               MARKET
   VALUE                                              VALUE
------------------------------------------------------------------
               MISCELLANEOUS - 0.30%
$   193,000    Brascan Corp.:
                 7.38% due 3/1/33................. $    217,502
                                                   ------------
               MULTIMEDIA - 0.90%
     60,000    News America Holdings:
                 7.75% due 12/1/45................       72,453
     92,000    News America, Inc.:
                 7.63% due 11/30/28...............      109,254
    148,000    Time Warner Entertainment Co., LP:
                 8.38% due 3/15/23................      185,098
               Time Warner, Inc.:
     23,000      6.88% due 6/15/18................       25,700
     92,000      6.63% due 5/15/29................       95,551
    150,000      6.13% due 4/15/06................      161,579
                                                   ------------
                                                        649,635
                                                   ------------
               OIL AND GAS - 2.08%
               Amerada Hess Corp.:
     92,000      7.30% due 8/15/31................       99,864
    169,000      6.65% due 8/15/11................      186,925
     75,000    Chesapeake Energy Corp.:
                 7.75% due 1/15/15................       81,937
     92,000    Conoco, Inc.:
                 6.95% due 4/15/29................      106,976
    225,000    Dynegy Holdings, Inc.:
                 8.75% due 2/15/12................      214,875
    125,000    El Paso Production Holding Co.:
                 7.75% due 6/1/13.................      117,500
    100,000    Occidental Petroleum Corp.:
                 6.50% due 4/1/05.................      105,209
    159,000    Pemex Project Funding Master Trust:
                 8.63% due 2/1/22.................      180,664
     15,000    Pennzoil Co.:
                 10.25% due 11/1/05...............       16,931
    169,000    Plains All American Pipeline LP:
                 5.63% due 12/15/13 *.............      173,014
    200,000    Williams Cos., Inc.:
                 8.63% due 3/15/12................      218,000
                                                   ------------
                                                      1,501,895
                                                   ------------

    PAR                                            MARKET
   VALUE                                           VALUE
---------------------------------------------------------------
            PAPER/FOREST PRODUCTS - 1.00%
$    31,000 Domtar, Inc.:
              5.38% due 12/1/13................ $     31,257
            Georgia-Pacific Corp.:
    125,000   8.63% due 4/30/25................      127,500
    100,000   7.38% due 7/15/08................      108,000
    107,000 Nexfor, Inc.:
              6.88% due 11/15/05...............      114,357
     37,000 Norske Skogsindustrier ASA:
              7.13% due 10/15/33 *.............       39,988
            Weyerhaeuser Co.:
    141,000   6.13% due 3/15/07................      154,011
    141,000   5.50% due 3/15/05................      146,601
                                                ------------
                                                     721,714
                                                ------------
            POLLUTION CONTROL - 0.83%
     91,000 Allied Waste North America, Inc.:
              5.75% due 2/15/11 *..............       88,270
     75,000 Republic Services, Inc.:
              7.13% due 5/15/09................       86,832
            USA Waste Services, Inc.:
    150,000   7.13% due 10/1/07................      170,070
     88,000   7.00% due 7/15/28................       97,493
    136,000 Waste Management, Inc.:
              7.38% due 5/15/29................      156,992
                                                ------------
                                                     599,657
                                                ------------
            RAILROADS & EQUIPMENT - 0.72%
    125,000 Burlington Northern Santa Fe Corp.:
              8.13% due 4/15/20................      154,555
    153,000 CSX Corp.:
              2.75% due 2/15/06................      154,241
    184,000 Norfolk Southern Corp.:
              7.05% due 5/1/37.................      210,003
                                                ------------
                                                     518,799
                                                ------------
            RETAIL - 1.04%
    153,000 Kroger Co.:
              7.38% due 3/1/05.................      161,464
            Safeway, Inc.:
    172,000   6.15% due 3/1/06.................      184,576
    153,000   2.50% due 11/1/05................      153,659
    214,000 Wal-Mart Stores, Inc.:
              6.88% due 8/10/09................      250,139
                                                ------------
                                                     749,838
                                                ------------

    PAR                                                 MARKET
   VALUE                                                VALUE
--------------------------------------------------------------------
            SAVINGS & LOAN - 0.22%
$   153,000 Washington Mutual, Inc.,
              4.00% due 1/15/09..................... $    155,278
                                                     ------------
            TELECOMMUNICATIONS - 2.48%
            AT&T Wireless Services, Inc.:
     79,000   8.75% due 3/1/31......................      101,166
     75,000   7.88% due 3/1/11......................       88,253
    225,000 Fairpoint Communications, Inc.:
              9.50% due 5/1/08......................      222,750
            France Telecom SA:
    105,000   10.00% due 3/1/31.....................      138,846
    156,000   9.00% due 3/1/11......................      188,173
    225,000 Nextel Communications, Inc.:
              7.38% due 8/1/15......................      242,437
    200,000 Rural Cellular Corp.:
              9.75% due 1/15/10.....................      189,000
            Sprint Capital Corp.:
    190,000   6.88% due 11/15/28....................      194,985
     77,000   6.00% due 1/15/07.....................       83,130
     25,000 TELUS Corp.:
              8.00% due 6/1/11......................       29,854
    200,000 United States West Communications, Inc.:
              7.13% due 11/15/43....................      184,000
    105,000 Verizon Global Funding Corp.:
              7.75% due 12/1/30.....................      125,856
                                                     ------------
                                                        1,788,450
                                                     ------------
            UTILITIES - COMMUNICATION - 1.11%
            AT&T Corp.:
     79,000   8.50% due 11/15/31....................       93,100
    114,000   6.00% due 3/15/09.....................      122,691
    107,000 GTE California, Inc.:
              5.50% due 1/15/09.....................      115,415
            Royal KPN NV:
    153,000   8.00% due 10/1/10.....................      183,604
    117,000   7.50% due 10/1/05.....................      127,033
     77,000 Telecom Italia Capital:
              5.25% due 11/15/13 *..................       78,022
     76,000 Verizon Pennsylvania, Inc.:
              5.65% due 11/15/11....................       81,099
                                                     ------------
                                                          800,964
                                                     ------------

--------------------------------------------------------------------------------

                                                                             9
February 29, 2004
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                                     MARKET
   VALUE                                                    VALUE
------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 4.95%
$   175,000    AES Corp.:
                 7.75% due 3/1/14....................... $    173,250
    153,000    Alabama Power Co.:
                 2.80% due 12/1/06......................      154,372
    100,000    Appalachian Power Co.:
                 4.80% due 6/15/05......................      103,690
    200,000    Calpine Canada Energy Finance, ULC:
                 8.50% due 5/1/08.......................      154,500
     91,000    Carolina Power & Light Co.:
                 6.13% due 9/15/33......................       95,009
     33,000    Centerpoint Energy Houston Electric, LLC:
                 5.60% due 7/1/23.......................       32,214
    153,000    Constellation Energy Group, Inc.:
                 7.88% due 4/1/05.......................      162,829
     72,000    Consumers Energy Co.:
                 4.00% due 5/15/10......................       71,017
    183,000    Dominion Resources, Inc.:
                 7.63% due 7/15/05......................      197,168
    153,000    Duke Energy Corp.:
                 5.30% due 10/1/15......................      157,344
    275,000    Edison Mission Energy:
                 9.88% due 4/15/11......................      288,750
     85,000    FirstEnergy Corp., Series A:
                 5.50% due 11/15/06.....................       90,193
     92,000    Florida Power & Light Co.:
                 5.65% due 2/1/35.......................       92,586
    100,000    Georgia Power Co., Series F:.............
                 6.20% due 2/1/06.......................      107,829
     72,000    Great Lakes Power, Inc.:
                 8.30% due 3/1/05.......................       76,353
     41,000    Indianapolis Power & Light Co.:
                 6.60% due 1/1/34 *.....................       43,130
    100,000    Niagara Mohawk Power Corp.:
                 5.38% due 10/1/04......................      102,255
    125,000    NiSource Finance Corp.:
                 7.63% due 11/15/05.....................      136,422
    175,000    NRG Energy, Inc.:
                 8.00% due 12/15/13 *...................      180,687
     47,000    Old Dominion Electric Cooperative:
                 5.68% due 12/1/28......................       49,330
    141,000    PPL Capital Funding, Inc.:
                 4.33% due 3/1/09 *.....................      141,804
    141,000    Progress Energy, Inc.:
                 6.75% due 3/1/06.......................      153,010

    PAR                                                  MARKET
   VALUE                                                 VALUE
------------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
$   225,000 Reliant Resources, Inc.:
              9.50% due 7/15/13...................... $    244,125
    157,000 Southern California Edison Co.:
              8.00% due 2/15/07......................      179,765
     25,000 TECO Energy, Inc.:
              7.50% due 6/15/10......................       26,906
    157,000 Virginia Electric & Power Co.:
              4.10% due 12/15/08.....................      160,835
     72,000 Westar Energy, Inc.:
              7.88% due 5/1/07.......................       81,720
     99,000 Xcel Energy, Inc.:
              7.00% due 12/1/10......................      114,817
                                                      ------------
                                                         3,571,910
                                                      ------------
            UTILITIES - GAS, DISTRIBUTION - 0.38%
    250,000 KeySpan Corp.,
              6.15% due 6/1/06.......................      271,156
                                                      ------------
            UTILITIES - GAS, PIPELINE - 0.10%
     70,000 Reliant Energy Resources Corp., Series B,
              8.13% due 7/15/05......................       74,922
                                                      ------------
            TOTAL CORPORATE BONDS
            (Cost $27,231,294).......................   27,660,310
                                                      ------------
            FOREIGN GOVERNMENT BONDS - 0.75%
    123,000 Government of United Kingdom:
              2.25% due 7/8/08 *.....................      119,563
            Quebec Province of Canada:
    157,000   7.50% due 7/15/23......................      199,026
     26,000   7.50% due 9/15/29......................       33,534
    125,000   5.00% due 7/17/09......................      133,732
     50,000 United Mexican States:
              8.00% due 9/24/22......................       56,675
                                                      ------------
                                                           542,530
                                                      ------------
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $527,807)..........................      542,530
                                                      ------------
            UNITED STATES GOVERNMENT BONDS - 63.69%
            GOVERNMENT AGENCIES - 48.69%
            Federal Farm Credit Bks.:
    250,000   3.88% due 12/15/04.....................      255,308
    420,000   2.50% due 3/15/06......................      425,299

    PAR                                           MARKET
   VALUE                                          VALUE
--------------------------------------------------------------
               GOVERNMENT AGENCIES - Continued
               Federal Home Loan Bank:
$   415,000      5.25% due 8/15/06............ $    446,028
    320,000      4.50% due 9/16/13............      322,480
    510,000      1.88% due 6/15/06............      508,776
               Federal Home Loan Mtg. Corp.:
     12,398      8.00% due 2/1/30.............       13,400
      8,012      8.00% due 7/1/30.............        8,659
     47,424      7.50% due 12/1/30............       50,987
    405,846      7.50% due 4/1/31.............      436,356
    127,040      7.00% due 11/1/16............      135,979
    113,178      7.00% due 7/1/32.............      120,122
    858,000      6.63% due 9/15/09............      992,797
  1,000,000      6.50% due TBA................    1,051,562
    356,000      6.25% due 7/15/32............      400,213
    350,000      6.00% due TBA................      363,891
    247,000      5.88% due 3/21/11............      272,630
    599,066      5.50% due 11/1/18............      624,687
  1,585,190      5.50% due 10/1/33............    1,624,045
    850,000      5.50% due TBA................      869,923
     90,473      5.00% due 10/1/33............       90,697
  1,200,000      5.00% due TBA................    1,197,000
  1,900,000      5.00% due TBA................    1,902,375
    395,000      4.50% due 1/15/14............      396,503
    887,633      4.50% due 11/1/18............      897,550
  1,000,000      4.50% due TBA................    1,009,375
    240,000      3.25% due 11/15/04...........      243,515
    452,000      3.00% due 10/27/06...........      456,903
    858,000      2.85% due 2/23/07............      861,983
    207,000      2.38% due 10/2/06............      207,980
    452,000      2.20% due 12/30/05...........      453,635
    632,000      2.00% due 2/23/06............      634,143
               Federal National Mtg. Assoc.:
     10,024      7.50% due 11/1/14............       10,767
    513,000      7.25% due 1/15/10............      612,367
    814,669      7.00% due 9/1/31.............      865,232
    516,000      6.63% due 11/15/30...........      605,608
    180,982      6.50% due 2/1/17.............      192,632
    221,346      6.50% due 3/1/17.............      235,594
    218,084      6.50% due 4/1/29.............      229,593
    441,912      6.50% due 6/1/29.............      465,233
    719,472      6.50% due 7/1/32.............      757,009
    348,498      6.00% due 9/1/16.............      367,615
    111,399      6.00% due 12/1/16............      117,509
  3,000,000      6.00% due TBA................    3,122,814

--------------------------------------------------------------------------------

10
       CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


               PAR                                         MARKET
              VALUE                                        VALUE
           ---------------------------------------------------------
                       GOVERNMENT AGENCIES - Continued
                       Federal National Mtg. Assoc. - Continued
           $   276,759   5.50% due 5/1/18.............. $    288,638
             3,404,304   5.50% due 12/1/33.............    3,485,428
               710,311   5.00% due 9/1/18..............      730,100
             1,007,861   5.00% due 10/1/18.............    1,035,940
               992,201   5.00% due 12/1/18.............    1,019,843
                43,863   5.00% due 11/1/33.............       43,982
               700,000   5.00% due TBA.................      701,093
               226,000   4.63% due 10/15/13............      229,763
               246,696   4.50% due 6/1/18..............      249,315
               772,000   4.38% due 9/15/12.............      780,351
               413,000   2.50% due 5/12/06.............      414,035
               413,000   2.38% due 3/17/06.............      413,166
                       Government National Mtg. Assoc.:
                26,330   8.00% due 4/15/30.............       28,728
               104,026   7.00% due 9/15/28.............      111,020
               106,277   6.50% due 6/15/29.............      112,359
               623,125   6.50% due 10/15/32............      658,204
                                                        ------------
                                                          35,158,739
                                                        ------------
                       GOVERNMENT OBLIGATIONS - 15.00%
                       United States Treasury Bonds:
               807,000   9.38% due 2/15/06.............      927,514
               314,000   7.25% due 8/15/22.............      408,360
               991,000   7.13% due 2/15/23/ (4)/.......    1,275,216
               463,000   6.88% due 8/15/25.............      585,279
               836,000   6.25% due 8/15/23.............      983,639
                59,000   5.38% due 2/15/31.............       63,577
                       United States Treasury Notes:
               857,000   7.00% due 7/15/06.............      959,371
               717,000   6.88% due 5/15/06.............      796,178
               902,000   6.50% due 10/15/06/ (4)/......    1,006,118
               420,000   6.00% due 8/15/09.............      481,704
               777,000   4.38% due 8/15/12.............      810,265
               216,000   4.25% due 8/15/13.............      221,400
                42,000   4.25% due 11/15/13............       42,953
                14,000   3.88% due 2/15/13.............       14,027
                10,000   3.63% due 5/15/13.............        9,841
               705,000   3.50% due 11/15/06............      732,677

            PAR                                               MARKET
           VALUE                                              VALUE
        ---------------------------------------------------------------
                    GOVERNMENT OBLIGATIONS - Continued
                    United States Treasury Notes - Continued
        $   207,000   3.38% due 4/30/04................... $    207,825
            125,000   3.38% due 11/15/08..................      127,768
            153,000   3.13% due 9/15/08...................      155,062
            252,000   3.00% due 2/15/09...................      252,591
            150,000   2.63% due 11/15/06..................      152,449
            101,000   2.63% due 5/15/08...................      100,898
             81,000   2.00% due 8/31/05...................       81,756
             30,000   2.00% due 5/15/06...................       30,168
             61,000   1.88% due 12/31/05..................       61,348
             77,000   1.88% due 1/31/06...................       77,394
            121,000   1.63% due 9/30/05...................      121,416
             54,000   1.50% due 2/28/05...................       54,190
             88,000   1.13% due 6/30/05...................       87,831
                                                           ------------
                                                             10,828,815
                                                           ------------
                    TOTAL UNITED STATES GOVERNMENT BONDS
                    (Cost $45,459,023)....................   45,987,554
                                                           ------------
                    SHORT-TERM INVESTMENTS - 4.85%
                    COMMERCIAL PAPER - 4.85%
          3,500,000 UBS Finance, Inc.,
                     1.03% due 3/1/04 /(4)
                     /(Cost $3,500,000)...................    3,500,000
                                                           ------------
                    REPURCHASE AGREEMENT - 7.24%
          5,232,000 Agreement with State Street Bank &
                     Trust Co., bearing interest at 0.91%,
                     dated 2/27/04, to be repurchased
                     3/1/04 in the amount of $5,232,397
                     and collateralized by Federal Home
                     National Mtg. Assoc. Disc. Notes,
                     bearing interest at 1.49%, due
                     7/15/05 and having an approximate
                     value of $5,391,656 /(4)/
                     (Cost $5,232,000)....................    5,232,000
                                                           ------------

     PAR                                                          MARKET
    VALUE                                                         VALUE
    ------------------------------------------------------------------------
          TOTAL INVESTMENTS
          (Cost $81,950,124) - 114.84%........................ $ 82,922,394
          Liabilities in excess of other assets, net -
           (14.84%)...........................................  (10,717,573)
                                                               ------------
          NET ASSETS - 100%................................... $ 72,204,821
                                                               ------------
          TBA- Securities purchased on a forward
             commitment basis with an approximate
             principal amount and no definitive
             maturity date. The actual principal and
             maturity date will be determined upon
             settlement date.
          *Securities exempt from registration
           under Rule 144A of the Securities Act of
           1933. These securities may be sold in
           transactions exempt from registration,
           normally to qualified institutional buyers.
           At February 29, 2004, the aggregate
           value of these securities was $2,540,452
           representing 3.52% of net assets.
          /(1)/Security is a "floating rate" bond where
               the coupon rate fluctuates. The rate steps
               up or down for each rate downgrade or
               upgrade. The rate reflected is as of
               February 29, 2004.
          /(2)/Security is a "step-up" bond where the
               coupon rate increases or steps up at a
               predetermined rate. Rate shown reflects
               the increased rate.
          /(3)/Fair Valued Security - See Note 2.
          /(4)/The security or a portion thereof
               represents collateral for TBA securities.


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             11
February 29, 2004
           HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)


  PAR                                         MARKET
 VALUE                                        VALUE
-------------------------------------------------------
         CORPORATE BONDS - 91.02%
         ADVERTISING - 0.32%
$175,000 Affinity Group, Inc.:
           9.00% due 2/15/12 *............ $    180,250
                                           ------------
         AEROSPACE/DEFENSE - 0.07%
 125,000 Condor Systems, Inc.:
           11.88% due 5/1/09 + /(1) (2)/..        8,750
  45,000 Decrane Aircraft Holdings, Inc.:
           12.00% due 9/30/08.............       29,700
                                           ------------
                                                 38,450
                                           ------------
         AIRLINES - 3.85%
         American Airlines, Inc.:
 405,000   7.80% due 10/1/06..............      391,600
 200,000   6.82% due 5/23/11..............      192,955
         Atlas Air, Inc.:
  86,619   8.71% due 1/2/20...............       83,259
 552,577   7.63% due 1/2/15...............      299,137
 155,283   7.20% due 1/2/19...............      147,882
 175,000   6.88% due 1/2/11...............      161,323
         Continental Airlines, Inc.:
 186,062   8.31% due 10/2/19..............      176,073
  58,505   7.73% due 3/15/11..............       51,113
 153,909   6.95% due 8/2/09...............      138,268
 166,572   6.90% due 1/2/18...............      167,417
 229,581 Delta Air Lines, Inc.:
           7.78% due 1/2/12...............      196,286
         United Air Lines, Inc.:
  63,474   7.78% due 1/1/14...............       57,899
  80,000   7.73% due 7/1/10...............       73,791
                                           ------------
                                              2,137,003
                                           ------------
         APPAREL & PRODUCTS - 0.10%
  50,000 Warnaco, Inc.:
           8.88% due 6/15/13..............       53,250
                                           ------------
         AUTOMOTIVE - 1.13%
 115,000 Diamond Triumph Auto Glass, Inc.:
           9.25% due 4/1/08...............      103,500
 150,000 Eagle-Picher Industries, Inc.:
           9.75% due 9/1/13...............      165,000
 300,000 Exide Technologies:
           10.00% due 4/15/05 +/ (1) (6)/.       64,500
 150,000 General Motors Corp.:
           7.13% due 7/15/13..............      163,741

  PAR                                             MARKET
 VALUE                                            VALUE
-----------------------------------------------------------
         AUTOMOTIVE - Continued
$125,000 Pep Boys-Manny, Moe & Jack:
           6.92% due 7/7/06................... $    130,000
  50,000 Venture Holdings Trust:
           11.00% due 6/1/07 +/ (1) (6)/......        1,750
                                               ------------
                                                    628,491
                                               ------------
         BEVERAGES - 0.15%
  75,000 Cott Beverages USA, Inc.:
           8.00% due 12/15/11.................       81,938
                                               ------------
         BROADCASTING - 11.73%
  75,000 CF Cable TV, Inc.:
           9.13% due 7/15/07..................       79,125
         Charter Communications Holdings, LLC:
 890,000   11.13% due 1/15/11.................      789,875
 550,000   10.75% due 10/1/09.................      484,000
  50,000   10.25% due 1/15/10.................       43,375
  75,000   10.00% due 5/15/11.................       63,375
 275,000   9.92% due 4/1/11 /(3)/.............      227,562
 750,000   9.63% due 11/15/09.................      639,375
         CSC Holdings, Inc.:
 224,000   10.50% due 5/15/16.................      257,040
 975,000   7.88% due 2/15/18..................    1,092,000
 300,000   7.63% due 7/15/18..................      330,000
 675,000 Insight Communications Co., Inc.:
           12.25% due 2/15/11 /(3)/...........      580,500
 200,000 Paxson Communications Corp.:
           12.25% due 1/15/09 /(3)/...........      170,000
 562,000 Pegasus Satellite Commerce, Inc.:
           11.25% due 1/15/10 *...............      500,180
  50,000 Rogers Cable, Inc.:
           8.75% due 5/1/32...................       60,250
 225,000 Rogers Cablesystems, Ltd.:
           11.00% due 12/1/15.................      261,562
  50,000 Salem Communications Holding Corp.:
           9.00% due 7/1/11...................       54,563
 100,000 Susquehanna Media Co.:
           7.38% due 4/15/13..................      106,125
 400,000 Telenet Group Holding NV:
           11.50% due 6/15/14 */ (3)/.........      248,000
         Young Broadcasting, Inc.:
 325,000   10.00% due 3/1/11..................      347,750
 175,000   8.75% due 1/15/14 *................      181,125
                                               ------------
                                                  6,515,782
                                               ------------

  PAR                                             MARKET
 VALUE                                            VALUE
-----------------------------------------------------------
         BUILDING MATERIALS - 0.67%
$250,000 Associated Materials, Inc.:
           11.25% due 3/1/14 * /(3)/.......... $    144,767
  50,000 Erico International Corp.:
           8.88% due 3/1/12 *.................       52,000
 125,000 MMI Products, Inc.:
           11.25% due 4/15/07 /(5)/...........      100,000
  75,000 North American Energy Partners, Inc.:
           8.75% due 12/1/11 *................       77,625
                                               ------------
                                                    374,392
                                               ------------
         CHEMICAL - 2.27%
 200,000 Equistar Chemicals, LP:
           10.63% due 5/1/11..................      217,000
         Huntsman International, LLC:
 200,000   10.13% due 7/1/09..................      241,365
 285,000   9.88% due 3/1/09...................      313,500
 150,000 Huntsman, LLC:
           11.63% due 10/15/10 *..............      156,750
 150,000 Rockwood Specialties Group, Inc.:
           10.63% due 5/15/11.................      166,500
 150,000 Westlake Chemical Corp.:
           8.75% due 7/15/11..................      163,500
                                               ------------
                                                  1,258,615
                                               ------------
         COMMERCIAL SERVICES - 1.85%
 150,000 Crown Cork & Seal Co., Inc.:
           8.00% due 4/15/23..................      143,250
 150,000 Crown European Holdings SA:
           10.88% due 3/1/13..................      174,750
 175,000 Hydrochem Industrial Services, Inc.:
           10.38% due 8/1/07..................      175,000
 100,000 Mobile Mini, Inc.:
           9.50% due 7/1/13...................      110,250
 250,000 Monitronics International, Inc.:
           11.75% due 9/1/10 *................      262,500
 125,000 Owens Brockway Glass Container, Inc.:
           7.75% due 5/15/11..................      132,500
  25,000 Petroleum Helicopters, Inc.:
           9.38% due 5/1/09...................       27,250
                                               ------------
                                                  1,025,500
                                               ------------
         CONGLOMERATES - 0.21%
 125,000 Foamex, LP:
           10.75% due 4/1/09..................      116,563
                                               ------------

--------------------------------------------------------------------------------

12
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


    PAR                                                     MARKET
   VALUE                                                    VALUE
------------------------------------------------------------------------
               ELECTRONICS/ELECTRICAL
               EQUIPMENT - 0.87%
$    75,000    Pioneer Standard Electronics, Inc.:
                 9.50% due 8/1/06....................... $     77,344
    100,000    Sanmina-SCI Corp.:
                 10.38% due 1/15/10.....................      116,500
               Xerox Corp.:
    125,000      7.63% due 6/15/13......................      133,125
    100,000      7.20% due 4/1/16.......................      103,000
     50,000      7.13% due 6/15/10......................       53,000
                                                         ------------
                                                              482,969
                                                         ------------
               FERTILIZERS - 0.65%
               IMC Global, Inc.:
     50,000      11.25% due 6/1/11......................       59,250
    125,000      11.25% due 6/1/11 /(5)/................      148,125
    125,000      10.88% due 8/1/13 *....................      155,000
                                                         ------------
                                                              362,375
                                                         ------------
               FINANCE COMPANIES - 0.80%
     77,904    Jet Equipment Trust:
                 8.24% due 5/1/15 + * /(1)/.............       60,862
    200,000    United States West Capital Funding, Inc.:
                 6.88% due 7/15/28......................      154,000
    225,000    Worldspan Financing Corp.:
                 9.63% due 6/15/11......................      230,625
                                                         ------------
                                                              445,487
                                                         ------------
               FINANCIAL SERVICES - 11.93%
    477,000    Alamosa Delaware, Inc.:
                 12.00% due 7/31/09 /(3)/...............      434,070
    175,000    American Tower Escrow Corp.:
                 zero coupon% due 8/1/08................      122,500
    900,000    Athena Neurosciences Finance, LLC:
                 7.25% due 2/21/08......................      882,000
    350,000    Bear Island Paper Co., LLC:
                 10.00% due 12/1/07.....................      308,000
    200,000    Bluewater Finance, Ltd.:
                 10.25% due 2/15/12 /(5)/...............      214,000
    550,000    Chukchansi Economic Development Auth.:
                 14.50% due 6/15/09 *...................      654,500
     75,000    Couche Tard US, LP:
                 7.50% due 12/15/13 *...................       80,250

    PAR                                                      MARKET
   VALUE                                                     VALUE
----------------------------------------------------------------------
               FINANCIAL SERVICES - Continued
$   175,000    Eircom Funding:
                 8.25% due 8/15/13....................... $    194,250
    166,000    ESI Tractebel Acquisition Corp.:
                 7.99% due 12/30/11......................      172,640
     50,000    Excelcomindo Finance Co.:
                 8.00% due 1/27/09 *.....................       49,500
     25,000    H&E Equipment Services, LLC:
                 11.13% due 6/15/12......................       25,750
     75,000    Huntsman Advanced Materials, LLC:
                 11.00% due 7/15/10 *....................       84,375
               Insight Midwest, LP/Insight Capital, Inc.:
     75,000      10.50% due 11/1/10......................       81,000
     25,000      9.75% due 10/1/09.......................       26,312
    100,000    IOS Capital, LLC:
                 7.25% due 6/30/08.......................      105,500
     50,000    KRATON Polymers, LLC:
                 8.13% due 1/15/14 *.....................       53,125
               LaBranche & Co., Inc.:
    200,000      12.00% due 3/2/07.......................      208,500
     75,000      9.50% due 8/15/04.......................       76,125
    475,000    Madison River Capital, LLC:
                 13.25% due 3/1/10.......................      522,500
    400,000    Nexstar Finance Holdings, LLC:
                 11.38% due 4/1/13 /(3)/.................      290,000
    125,000    PCA, LLC/PCA Finance Corp:
                 11.88% due 8/1/09.......................      138,750
               PDVSA Finance, Ltd.:
    100,000      8.50% due 11/16/12......................       94,750
    325,000      6.80% due 11/15/08......................      310,375
    100,000    PX Escrow Corp.:
                 9.63% due 2/1/06 /(3)/..................       82,500
               Qwest Capital Funding, Inc.:
    500,000      7.90% due 8/15/10.......................      462,500
    175,000      7.75% due 2/15/31.......................      146,125
    275,000      7.63% due 8/3/21........................      232,375
    200,000      7.25% due 2/15/11.......................      179,000
               Terra Capital, Inc.:
    125,000      12.88% due 10/15/08.....................      148,750
    225,000      11.50% due 6/1/10.......................      246,375
                                                          ------------
                                                             6,626,397
                                                          ------------

    PAR                                              MARKET
   VALUE                                             VALUE
--------------------------------------------------------------
            FOODS - 0.34%
$    50,000 Del Monte Corp.:
              8.63% due 12/15/12................. $     55,250
    100,000 Fleming Cos., Inc.:
              10.63% due 7/31/07 + /(1) (6)/.....          250
            Smithfield Foods, Inc.:
     25,000   8.00% due 10/15/09.................       27,281
    100,000   7.75% due 5/15/13..................      107,500
                                                  ------------
                                                       190,281
                                                  ------------
            FREIGHT - 0.00%
    169,535 Anthony Crane Rental, LP:
              9.38% due 2/1/08 /(2) (4)/.........           17
                                                  ------------
            HEALTHCARE - 1.15%
     50,000 Genesis Healthcare Corp.:
              8.00% due 10/15/13 *...............       53,250
    150,000 Inverness Medical Innovations, Inc.:
              8.75% due 2/15/12 *................      153,000
     50,000 National Nephrology Associates, Inc.:
              9.00% due 11/1/11 *................       58,000
     50,000 Pediatric Services of America, Inc.:
              10.00% due 4/15/08 /(2)/...........       50,000
    125,000 Psychiatric Solutions, Inc.:
              10.63% due 6/15/13.................      141,250
    200,000 Tenet Healthcare Corp.:
              5.00% due 7/1/07...................      185,500
                                                  ------------
                                                       641,000
                                                  ------------
            HEAVY DUTY TRUCKS/PARTS - 0.54%
    250,000 Dana Corp.:
              9.00% due 8/15/11..................      300,000
                                                  ------------
            HOSPITAL MANAGEMENT - 1.29%
    250,000 HCA, Inc.:
              6.95% due 5/1/12...................      275,107
            IASIS Healthcare Corp.:
    130,000   13.00% due 10/15/09................      145,600
     75,000   8.50% due 10/15/09.................       80,250
            Tenet Healthcare Corp.:
     50,000   7.38% due 2/1/13...................       46,250
     75,000   6.50% due 6/1/12...................       66,187
    100,000 Triad Hospitals, Inc.:
              7.00% due 11/15/13 *...............      103,500
                                                  ------------
                                                       716,894
                                                  ------------

--------------------------------------------------------------------------------

                                                                             13
February 29, 2004
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


  PAR                                           MARKET
 VALUE                                          VALUE
---------------------------------------------------------
         HOSPITAL SUPPLIES - 0.34%
$175,000 Universal Hospital Services, Inc.:
           10.13% due 11/1/11 *............. $    186,813
                                             ------------
         HOUSEHOLD PRODUCTS - 0.32%
 200,000 Jostens Holding Corp.:
           10.25% due 12/1/13 */ (3)/.......      132,000
  50,000 Royster-Clark, Inc.:
           10.25% due 4/1/09................       48,125
                                             ------------
                                                  180,125
                                             ------------
         INSURANCE - 0.88%
 300,000 Crum & Forster Holdings Corp.:
           10.38% due 6/15/13 *.............      339,000
 150,000 Fairfax Financial Holdings, Ltd.:
           8.25% due 10/1/15................      151,500
                                             ------------
                                                  490,500
                                             ------------
         LEISURE AND TOURISM - 3.20%
 150,000 Courtyard by Marriott II:
           10.75% due 2/1/08................      150,187
 385,000 Hollywood Casino Corp.:
           13.00% due 8/1/06 + /(1)/........      250,250
  75,000 John Q Hammons Hotels, Inc.:
           8.88% due 5/15/12................       81,938
 175,000 Mandalay Resort Group:
           6.38% due 12/15/11 *.............      181,125
   5,000 Perkins Family Restaurants, LP:
           10.13% due 12/15/07..............        5,175
  75,000 Prime Hospitality Corp.:
           8.38% due 5/1/12.................       78,000
 200,000 Riviera Holdings Corp.:
           11.00% due 6/15/10...............      210,000
 175,000 Steinway Musical Instruments, Inc.:
           8.75% due 4/15/11................      187,250
 150,000 Tricon Global Restaurants, Inc.:
           8.88% due 4/15/11 /(5)/..........      185,250
 222,000 Waterford Gaming, LLC:
           8.63% due 9/15/12 *..............      237,540
 175,000 Wynn Las Vegas, LLC:
           12.00% due 11/1/10...............      210,000
                                             ------------
                                                1,776,715
                                             ------------

  PAR                                            MARKET
 VALUE                                           VALUE
-------------------------------------------------------------
         MACHINERY - 0.46%
$125,000 Briggs & Stratton Corp.:
           8.88% due 3/15/11................. $    148,125
 100,000 Dresser, Inc.:
           9.38% due 4/15/11.................      108,000
                                              ------------
                                                   256,125
                                              ------------
         METALS - 1.19%
 185,000 CSN Islands VII Corp.:
           10.75% due 9/12/08 *..............      196,100
 275,000 CSN Islands VIII Corp.:
           9.75% due 12/16/13 *..............      260,563
 125,000 Freeport McMoRan Resources:
           7.00% due 2/15/08.................      129,375
 210,000 Renco Metals, Inc.:
           11.50% due 7/1/03 + /(2) (6) (7)/.            0
  75,000 Ryerson Tull, Inc.:
           9.13% due 7/15/06.................       76,500
                                              ------------
                                                   662,538
                                              ------------
         MISCELLANEOUS - 0.40%
         Doane Pet Care Co.:
 100,000   10.75% due 3/1/10.................      103,750
  50,000   9.75% due 5/15/07.................       45,500
  75,000 Overseas Shipholding Group, Inc.:
           7.50% due 2/15/24.................       74,625
                                              ------------
                                                   223,875
                                              ------------
         MULTIMEDIA - 0.44%
 150,000 Haights Cross Operating Co.:
           11.75% due 8/15/11 *..............      162,750
  75,000 Shaw Communications, Inc.:
           7.25% due 4/6/11..................       83,813
                                              ------------
                                                   246,563
                                              ------------
         OIL AND GAS - 8.36%
         Chesapeake Energy Corp.:
  25,000   9.00% due 8/15/12.................       28,813
  50,000   7.75% due 1/15/15.................       54,625
  50,000   7.50% due 9/15/13.................       54,625
  50,000   6.88% due 1/15/16.................       51,687
 275,000 Citgo Petroleum Corp.:
           11.38% due 2/1/11.................      327,250

   PAR                                       MARKET
  VALUE                                      VALUE
------------------------------------------------------
          OIL AND GAS - Continued
 $175,000 Colorado Interstate Gas Co.:
            6.85% due 6/15/37............ $    180,250
  100,000 Dynegy Holdings, Inc.:
            8.75% due 2/15/12............       95,500
  150,000 Dynegy-Roseton Danskammer:
            7.67% due 11/8/16............      141,000
  475,000 El Paso Production Holding Co.:
            7.75% due 6/1/13.............      446,500
  150,000 Encore Acquisition Co.:
            8.38% due 6/15/12............      160,500
  100,000 Exco Resources, Inc.:
            7.25% due 1/15/11 *..........      102,750
   60,000 Frontier Oil Corp.:
            11.75% due 11/15/09..........       66,750
          Hanover Compressor Co.:
   50,000   8.63% due 12/15/10...........       52,500
  475,000   zero coupon due 3/31/07......      359,812
  200,000 Hilcorp Energy, LP:
            10.50% due 9/1/10 *..........      223,000
  175,000 KCS Energy, Inc.:
            8.88% due 1/15/06............      178,500
1,225,000 NGC Corp. Capital Trust:
            8.32% due 6/1/27.............      992,250
  197,561 Oslo Seismic Services, Inc.:
            8.28% due 6/1/11.............      200,525
  375,000 Trico Marine Services, Inc.:
            8.88% due 5/15/12............      245,625
   75,000 Universal Compression, Inc.:
            7.25% due 5/15/10............       80,250
  100,000 Westport Resources Corp.:
            8.25% due 11/1/11............      110,500
  475,000 Williams Cos., Inc.:
            7.13% due 9/1/11.............      494,000
                                          ------------
                                             4,647,212
                                          ------------
          PAPER/FOREST PRODUCTS - 2.22%
   50,000 Constar International, Inc.:
            11.00% due 12/1/12...........       41,500
          Georgia-Pacific Corp.:
  125,000   9.13% due 7/1/22.............      128,437
  300,000   8.63% due 4/30/25............      306,000
  465,000   7.38% due 7/15/08............      502,200

--------------------------------------------------------------------------------

14
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


  PAR                                         MARKET
 VALUE                                        VALUE
-------------------------------------------------------
         PAPER/FOREST PRODUCTS - Continued
$125,000 Pliant Corp.:
           11.13% due 6/15/09 * /(3)/..... $    100,000
 225,000 Specialty Paperboard, Inc.:
           9.38% due 10/15/06 /(1) (6)/...      153,000
                                           ------------
                                              1,231,137
                                           ------------
         POLLUTION CONTROL - 0.56%
         Allied Waste North America, Inc.:
 125,000   9.25% due 9/1/12...............      140,937
  25,000   8.88% due 4/1/08...............       27,875
  50,000   8.50% due 12/1/08..............       55,750
   6,000   7.88% due 1/1/09...............        6,236
  75,000   7.88% due 4/15/13..............       81,375
                                           ------------
                                                312,173
                                           ------------
         PUBLISHING - 0.35%
 200,000 American Lawyer Media, Inc.:
           9.75% due 12/15/07.............      193,000
                                           ------------
         REAL ESTATE - 0.14%
  75,000 LNR Property Corp.:
           7.63% due 7/15/13..............       79,500
                                           ------------
         REAL ESTATE INVESTMENT TRUSTS - 1.34%
 100,000 Host Marriott, LP:
           7.13% due 11/1/13..............      103,250
 200,000 National Health Investors, Inc.:
           7.30% due 7/16/07..............      200,000
  50,000 Omega Healthcare Investors, Inc.:
           6.95% due 8/1/07...............       50,312
  50,000 RFS Partnership, LP:
           9.75% due 3/1/12...............       53,500
 300,000 Senior Housing Properties Trust:
           8.63% due 1/15/12..............      336,000
                                           ------------
                                                743,062
                                           ------------
         RETAIL - 2.28%
  75,000 General Nutrition Centers, Inc.:
           8.50% due 12/1/10 *............       78,094
 300,000 JC Penney Co., Inc.:
           6.88% due 10/15/15.............      318,750
  50,000 MTS, Inc.:
           9.38% due 5/1/05 + /(1) (6)/...        9,500
 175,000 Rent-Way, Inc.:
           11.88% due 6/15/10.............      195,125

  PAR                                             MARKET
 VALUE                                            VALUE
--------------------------------------------------------------
         RETAIL - Continued
         Rite Aid Corp.:
$100,000   8.13% due 5/1/10................... $    107,500
 200,000   7.70% due 2/15/27..................      189,000
 100,000 Saks, Inc.:
           9.88% due 10/1/11..................      120,000
 150,000 Suburban Propane Partners, LP:
           6.88% due 12/15/13 *...............      153,750
 100,000 Vitro SA de CV:
           11.75% due 11/1/13 *...............       96,500
                                               ------------
                                                  1,268,219
                                               ------------
         SCHOOLS - 0.11%
  62,000 KinderCare Learning Centers, Inc.:
           9.50% due 2/15/09..................       62,981
                                               ------------
         SEMICONDUCTORS - 0.46%
         Amkor Technology, Inc.:
 100,000   9.25% due 2/15/08..................      110,750
  50,000   7.75% due 5/15/13..................       52,250
  75,000 ON Semiconductor Corp.:
           12.00% due 3/15/10.................       92,250
                                               ------------
                                                    255,250
                                               ------------
         TELECOMMUNICATIONS - 11.93%
 875,000 Airgate PCS, Inc.:
           13.50% due 10/1/09 /(3)/...........      809,375
 275,000 Alaska Communications Systems
          Holdings, Inc.:
           9.38% due 5/15/09..................      273,625
  75,000 American Cellular Corp.:
           10.00% due 8/1/11..................       75,375
         Cincinnati Bell Telephone Co.:
 275,000   7.20% due 11/29/23.................      275,000
  50,000   7.18% due 12/15/23.................       50,000
 200,000 Dobson Communications Corp.:
           10.88% due 7/1/10..................      191,000
         Fairpoint Communications, Inc.:
 175,000   12.50% due 5/1/10..................      189,000
 575,000   9.50% due 5/1/08...................      569,250
 200,000 iPCS, Inc.:
           14.00% due 7/15/10 + /(1) (3) (6)/.       56,000
 750,000 LCI International, Inc.:
           7.25% due 6/15/07..................      690,000

   PAR                                                MARKET
  VALUE                                               VALUE
------------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
          Nextel Communications, Inc.:
 $300,000   7.38% due 8/1/15...................... $    323,250
  200,000   6.88% due 10/31/13....................      213,500
          PanAmSat Corp.:
  100,000   8.50% due 2/1/12......................      104,000
  100,000   6.38% due 1/15/08.....................      102,000
   50,000 Rogers Wireless, Inc.:
            9.63% due 5/1/11......................       61,000
          Rural Cellular Corp.:
  175,000   9.75% due 1/15/10.....................      165,375
  150,000   9.63% due 5/15/08.....................      144,000
  150,000 SBA Communications Corp.:
            10.25% due 2/1/09.....................      150,375
  250,000 UbiquiTel Operating Co.:
            9.88% due 3/1/11 *....................      245,000
          United States West Communications, Inc.:
  500,000   7.25% due 10/15/35....................      465,000
  400,000   7.13% due 11/15/43....................      368,000
1,200,000 US Unwired, Inc., Series B:
            13.38% due 11/1/09 /(3)/..............    1,110,000
                                                   ------------
                                                      6,630,125
                                                   ------------
          TEXTILE - PRODUCTS - 0.14%
   75,000 Collins & Aikman Floor Cover:
            9.75% due 2/15/10.....................       78,750
                                                   ------------
          UTILITIES - COMMUNICATION - 0.43%
          Cincinnati Bell, Inc.:
   50,000   8.38% due 1/15/14.....................       52,625
   50,000   7.25% due 6/15/23.....................       50,000
   25,000 Empresa Brasileira de Telecom SA:
            11.00% due 12/15/08 *.................       25,063
  200,000 Telewest Communications, PLC:
            9.25% due 4/15/09 /(3)/...............      108,500
                                                   ------------
                                                        236,188
                                                   ------------
          UTILITIES - ELECTRIC - 13.44%
  350,000 AES Corp.:
            8.88% due 11/1/27.....................      339,500
  475,000 AES Drax Energy, Ltd.:
            11.50% due 8/30/10 + /(1)/............        2,375

--------------------------------------------------------------------------------

                                                                             15
February 29, 2004
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                              MARKET
  VALUE                                             VALUE
-------------------------------------------------------------
           UTILITIES - ELECTRIC - Continued
$   50,000 BRL Universal Equipment:
             8.88% due 2/15/08.................. $     53,500
 3,050,000 Calpine Canada Energy Finance, ULC:
             8.50% due 5/1/08...................    2,356,125
           Edison Mission Energy:
   425,000   10.00% due 8/15/08.................      446,250
   475,000   9.88% due 4/15/11..................      498,750
    50,000   7.73% due 6/15/09..................       48,000
           Mirant Americas Generation, LLC:
   300,000   8.50% due 10/1/21 + /(1) (6)/......      241,500
    75,000   7.63% due 5/1/06 + /(1) (6)/.......       60,375
   225,000   7.20% due 10/1/08 + /(1) (6)/......      181,125
           Mirant Corp.:
   650,000   8.30% due 5/1/11 + /(1) (6)/.......      520,000
   650,000   5.75% due 7/15/07 + /(1) (6)/......      406,250
 1,225,000 Mission Energy Holding Co.:
             13.50% due 7/15/08.................    1,270,937
   200,000 NRG Energy, Inc.:
             8.00% due 12/15/13 *...............      206,000
   100,000 PG&E Corp.:
             6.88% due 7/15/08 *................      107,500
           Reliant Resources, Inc.:
   300,000   9.50% due 7/15/13..................      325,500
   250,000   9.25% due 7/15/10..................      268,750
   155,000 Tiverton/Rumford Power Assoc., Ltd.:
             9.00% due 7/15/18 *................      134,850
                                                 ------------
                                                    7,467,287
                                                 ------------
           UTILITIES - GAS, PIPELINE - 1.97%
   175,000 Leviathan Gas Pipeline:
             10.38% due 6/1/09 /(5)/............      184,188
   100,000 Southern Natural Gas Co.:
             8.88% due 3/15/10..................      110,000
   375,000 Transcontinental Gas Pipe Line Corp.:
             8.88% due 7/15/12..................      444,375
   325,000 Williams Cos., Inc.:
             8.63% due 6/1/10...................      355,062
                                                 ------------
                                                    1,093,625
                                                 ------------

   PAR                                             MARKET
  VALUE                                            VALUE
------------------------------------------------------------
          WATER SERVICES - 0.14%
  $75,000 Companhia De Saneamento Basico:
            12.00% due 6/20/08 *................ $    77,250
                                                 -----------
          TOTAL CORPORATE BONDS
          (Cost $47,914,189)....................  50,574,667
                                                 -----------

 NUMBER
OF SHARES
---------
          COMMON STOCK - 0.31%
          COMMERCIAL SERVICES - 0.31%
   15,414 NES Rentals Holdings, Inc. +
           (Cost $184,968)......................     169,554
                                                 -----------
          PREFERRED STOCK - 2.31%
          BROADCASTING - 0.59%
       50 Granite Broadcasting Corp.:
            12.75%..............................      32,000
       31 Paxson Communications Corp.:
            14.25% /(4)/........................     294,500
                                                 -----------
                                                     326,500
                                                 -----------
          RETAIL - 0.27%
      125 General Nutrition Centers Holding Co.:
            12.00% */(2)(8)/....................     125,000
        3 Rent-Way, Inc./ (2)(8)/...............      25,000
                                                 -----------
                                                     150,000
                                                 -----------
          TELECOMMUNICATIONS - 1.45%
      526 Alamosa Holdings, Inc.:
            7.50%...............................     241,736
      180 Dobson Communications Corp.:
            6.00% *.............................      24,840
          Rural Cellular Corp.:
      135   12.25%/(4)/.........................     103,950
      475   11.38%/(4)/.........................     437,000
                                                 -----------
                                                     807,526
                                                 -----------
          TOTAL PREFERRED STOCK
          (Cost $1,014,226).....................   1,284,026
                                                 -----------

   PAR                                                 MARKET
  VALUE                                                VALUE
----------------------------------------------------------------
           WARRANTS - 0.00%
           TELECOMMUNICATIONS - 0.00%
       200 GT Group Telecom, Inc.
            Expires 2/1/10 + */ (2)/
             (Cost $0).............................. $         2
                                                     -----------
           REPURCHASE AGREEMENT - 3.87%
$2,151,000   Agreement with State Street Bank &
              Trust Co., bearing interest at 0.91%,
              dated 2/27/04, to be repurchased
              3/1/04 in the amount of $2,151,163
              and collateralized by Federal Home
              Loan Mtg. Corp. Notes, bearing
              interest at 3.13%, due 8/25/06 and
              having an approximate value of
              $2,216,897 (Cost $2,151,000)..........   2,151,000
                                                     -----------
           TOTAL INVESTMENTS
           (Cost $51,264,383) - 97.51%..............  54,179,249
           Other assets less liabilities,
            net - 2.49%.............................   1,381,783
                                                     -----------
           NET ASSETS - 100%........................ $55,561,032
                                                     -----------
           SHORT BOND POSITION - (0.24%)
           PAPER/FOREST PRODUCTS - (0.24%)
 (125,000) Abitibi Consolidated, Inc.:
            8.85% due 8/1/30
            Proceeds $(128,487).....................   (132,216)
                                                     -----------
--------

+Non-income producing
*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate value of these securities was $6,704,049 representing 12.07% of net assets.
/(1)/Bond in default
/(2)/Fair valued security - see Note 2.
/(3)/Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
/(4)/PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

16
    HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


/(5)/The security or a portion thereof represents collateral for securities sold short.
/(6)/Company has filed Chapter 11 bankruptcy.
/(7)/Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined. /(8)/To the extent permitted by the Statement of Additional Information, the
    High Yield Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2004, the High Yield Bond Fund held the following restricted securities:

                                                                 Value as a
                      Acquisition           Acquisition  Market     % of
    Name                 Date     Share/Par    Cost      Value   Net Assets
    -----------------------------------------------------------------------
    General Nutrition
     Centers Series
     12.00%
     Preferred
     Stock........... 12/18/2003     125     $125,750   $125,000    0.22%
    Rent-Way, Inc.
     Preferred
     Stock........... 05/29/2003       3       25,000     25,000    0.04
                                                        --------    ----
                                                        $150,000    0.26%
                                                        ========    ====


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             17
February 29, 2004
      INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          COMMON STOCK - 96.36%
          ADVERTISING - 0.88%
   41,778 WPP Group, PLC........................ $    467,558
                                                 ------------
          AIRLINES - 0.32%
   25,000 Singapore Airlines, Ltd...............      170,413
                                                 ------------
          AUTOMOTIVE - 4.53%
   14,010 Bayerische Motoren Werke AG...........      599,262
    2,000 Bridgestone Corp......................       29,533
      546 DaimlerChrysler AG....................       24,557
    4,300 Denso Corp............................       89,948
   12,400 Honda Motor Co., Ltd..................      540,340
    7,400 TI Automotive, Ltd. /(1)/.............            0
   32,500 Toyota Motor Corp.....................    1,121,664
                                                 ------------
                                                    2,405,304
                                                 ------------
          BANKS - 15.65%
   22,927 Allied Irish Banks, PLC (London)......      350,853
    4,982 Australia & New Zealand Banking Group,
           Ltd..................................       69,151
    4,404 Banco Bilbao Vizcaya Argentaria SA....       60,819
    2,000 Banco Itau SA.........................       95,000
      735 Banco Popular Espanol SA..............       44,671
    2,120 Bank of Ireland (Dublin)..............       27,774
    7,042 Bank of Ireland (London)..............       92,870
      725 Bank of Montreal......................       29,407
    4,998 Barclays, PLC.........................       44,948
    8,561 BNP Paribas SA........................      541,612
    7,706 Canadian Imperial Bank of Commerce....      394,672
   17,042 Danske Bank A/S.......................      399,773
   41,000 DBS Group Holdings, Ltd...............      354,165
  120,710 HSBC Holdings, PLC....................    1,964,674
   18,365 HSBC Holdings, PLC (HKD)..............      301,982
    3,600 Kookmin Bank ADR......................      149,508
    2,096 National Australia Bank, Ltd..........       49,971
   24,774 Royal Bank of Scotland Group, PLC.....      784,796
    3,450 Sanpaolo IMI SpA......................       44,425
    4,717 Societe Generale, Class A.............      419,315
    1,895 Standard Chartered, PLC...............       32,693
        9 Sumitomo Mitsui Financial Group, Inc..       50,094
   22,168 UBS AG................................    1,632,934
    3,900 Uniao de Bancos Brasileiros SA GDR....       88,725
   34,000 United Overseas Bank, Ltd.............      281,710
                                                 ------------
                                                    8,306,542
                                                 ------------

 NUMBER                                          MARKET
OF SHARES                                        VALUE
----------------------------------------------------------
          BEVERAGES - 3.25%
    8,367 Companhia De Bebidas Das Americas
           ADR............................... $    225,072
   90,598 Diageo, PLC........................    1,254,776
    8,230 Interbrew..........................      247,792
                                              ------------
                                                 1,727,640
                                              ------------
          BROADCASTING - 1.90%
   44,099 Mediaset SpA.......................      507,508
   14,492 Societe Television Francaise 1.....      499,437
                                              ------------
                                                 1,006,945
                                              ------------
          BUILDING MATERIALS - 1.38%
    5,419 Bouygues SA........................      199,834
   14,002 CRH, PLC...........................      292,666
   11,498 CRH, PLC (Dublin)..................      240,328
                                              ------------
                                                   732,828
                                              ------------
          CHEMICAL - 2.04%
   14,503 BASF AG............................      772,279
    3,256 CIBA Specialty Chemicals Holding,
           Inc. +............................      234,444
      239 L'Air Liquide SA...................       42,403
      900 Shin Etsu Chemical Co..............       35,016
                                              ------------
                                                 1,084,142
                                              ------------
          COMMERCIAL SERVICES - 1.01%
    8,000 Secom Co., Ltd.....................      309,058
   14,815 Securitas AB.......................      227,331
                                              ------------
                                                   536,389
                                              ------------
          CONGLOMERATES - 2.42%
    5,813 LVMH Moet Hennessy Louis Vuitton SA      444,783
   10,862 Siemens AG.........................      838,540
                                              ------------
                                                 1,283,323
                                              ------------
          DRUGS - 6.78%
   30,029 AstraZeneca, PLC...................    1,424,665
   23,336 GlaxoSmithKline, PLC...............      486,321
   14,598 Novartis AG........................      644,843
    5,390 Roche Holdings AG-Genusschein......      557,469
      700 Takeda Chemical Industries, Ltd....       28,837
   13,700 Yamanouchi Pharmaceutical Co., Ltd.      459,029
                                              ------------
                                                 3,601,164
                                              ------------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 7.31%
   27,000 Canon, Inc............................... $ 1,317,435
   13,623 Electricidade de Portugal SA.............      38,644
      700 Funai Electric Co., Ltd..................      98,238
      200 Keyence Corp.............................      41,250
    1,600 Omron Corp...............................      34,787
    1,206 Philips Electronics NV...................      36,686
    7,000 Ricoh Co., Ltd...........................     141,621
    7,108 Samsung Electronics Co., Ltd. GDR +*/(2)/   1,659,718
    1,866 Samsung Electronics Co., Ltd.,
           Reg S GDR +*............................     435,711
      339 Schneider Electric SA....................      22,565
    1,300 Sony Corp................................      53,078
                                                    -----------
                                                      3,879,733
                                                    -----------
          FINANCE COMPANIES - 0.36%
    7,100 Credit Saison Co., Ltd...................     188,818
                                                    -----------
          FINANCIAL SERVICES - 5.30%
   29,883 3I Group, PLC............................     360,823
    3,340 Acom Co., Ltd............................     201,192
   19,815 Credit Suisse First Boston USA, Inc......     722,764
      347 Deutsche Boerse AG.......................      19,984
   18,562 ING Groep NV.............................     454,488
   25,000 Nomura Holdings, Inc.....................     397,080
    3,100 ORIX Corp................................     285,211
    1,400 Sun Life Financial Services of Canada,
           Inc.....................................      37,993
   55,275 UniCredito Italiano SpA..................     291,586
      254 Zurich Financial Services Group +........      41,712
                                                    -----------
                                                      2,812,833
                                                    -----------
          FOODS - 3.08%
    6,086 Nestle SA................................   1,609,672
      373 Unilever NV..............................      27,078
                                                    -----------
                                                      1,636,750
                                                    -----------
          FREIGHT - 0.55%
    3,000 Mitsui & Co., Ltd........................      23,207
   12,371 TPG NV...................................     270,426
                                                    -----------
                                                        293,633
                                                    -----------
          MINING - 0.28%
   92,825 Aggregate Industries, PLC................     148,839
                                                    -----------

--------------------------------------------------------------------------------

18
INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


 NUMBER                                                 MARKET
OF SHARES                                               VALUE
-----------------------------------------------------------------
          HOUSEHOLD PRODUCTS - 1.08%
   14,000 KAO Corp.................................. $    295,418
   10,665 Reckitt Benckiser, PLC....................      278,765
                                                     ------------
                                                          574,183
                                                     ------------
          HUMAN RESOURCES - 0.33%
    3,495 Adecco SA.................................      174,253
                                                     ------------
          INFORMATION PROCESSING -
          HARDWARE - 0.63%
   49,750 Compal Electronics, Inc...................      333,325
                                                     ------------
          INSURANCE - 2.46%
      800 ACE, Ltd..................................       35,968
      300 Allianz AG................................       37,422
    8,768 Cathay Financial Holding Co., Ltd. +*/(2)/      172,179
       13 Millea Holdings, Inc......................      166,613
    7,901 Swiss Reinsurance.........................      570,149
    4,200 XL Capital, Ltd., Class A.................      321,972
                                                     ------------
                                                        1,304,303
                                                     ------------
          LEISURE AND TOURISM - 0.85%
    3,677 Accor SA..................................      161,534
      300 Four Seasons Hotels, Inc..................       16,106
   66,015 Ladbroke Group, PLC.......................      271,529
                                                     ------------
                                                          449,169
                                                     ------------
          MACHINERY - 0.59%
    8,450 SKF AB, Class B...........................      312,782
                                                     ------------
          MEDICAL TECHNOLOGY - 0.37%
      196 Synthes-Stratec, Inc......................      198,383
                                                     ------------
          METALS - 2.52%
      600 Alcan, Inc................................       28,578
      673 Anglo American, PLC.......................       16,803
   14,844 BHP Billiton, Ltd.........................      140,412
   63,845 BHP Billiton, PLC.........................      586,334
    1,876 Companhia Vale do Rio Doce ADR............      108,620
    1,785 Companhia Vale do Rio Doce SP ADR.........       88,804
    6,250 Hennes & Mauritz AB, Class B..............      167,411
    4,020 POSCO ADR.................................      149,906
    1,915 Rio Tinto, PLC............................       51,301
                                                     ------------
                                                        1,338,169
                                                     ------------
          MISCELLANEOUS - 0.78%
   19,000 Olympus Optical Co., Ltd..................      395,706

 NUMBER                                       MARKET
OF SHARES                                     VALUE
-------------------------------------------------------
          MISCELLANEOUS - Continued
    3,000 Swire Pacific, Ltd.............. $     21,197
                                           ------------
                                                416,903
                                           ------------
          MULTIMEDIA - 0.40%
    5,647 News Corp., Ltd. ADR............      211,480
                                           ------------
          OIL AND GAS - 7.42%
    9,008 BG Group, PLC...................       53,086
   69,386 BP, PLC.........................      558,213
      600 Canadian Natural Resources, Ltd.       32,794
      700 E. ON AG........................       47,377
    3,050 ENI SPA.........................       59,842
    3,000 Imperial Oil Ltd................      136,659
   27,000 Nippon Oil Corp.................      141,136
    2,888 Petroleo Brasileiro SA ADR......       90,105
    2,783 Scottish & Southern Energy, PLC.       35,414
    3,880 Statoil ASA.....................       45,992
  104,000 Tokyo Gas Co., Ltd..............      386,543
   11,818 Total SA, Class B...............    2,161,393
    3,764 YUKOS ADR.......................      190,835
                                           ------------
                                              3,939,389
                                           ------------
          PAPER/FOREST PRODUCTS - 0.98%
   42,371 Amcor, Ltd......................      252,050
   19,455 Sappi, Ltd......................      267,458
                                           ------------
                                                519,508
                                           ------------
          PUBLISHING - 0.29%
   11,000 Singapore Press Holdings, Ltd...      120,229
    3,000 Toppan Printing Co..............       35,126
                                           ------------
                                                155,355
                                           ------------
          RAILROADS & EQUIPMENT - 1.19%
    9,255 Canadian National Railway Co....      363,722
       57 East Japan Railway Co...........      266,124
                                           ------------
                                                629,846
                                           ------------
          RETAIL - 3.19%
   25,128 Great Universal Stores, PLC.....      341,481
    4,900 Jusco Co., Ltd..................      178,084
    1,466 Pinault-Printemps-Redoute SA....      158,499
    3,799 Swatch Group AG.................       97,780
    1,760 Swatch Group AG, Class B........      226,496
   95,751 Tesco, PLC......................      458,365
    6,409 Walmart De Mexico SA de CV......       19,644

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          RETAIL - Continued
   23,302 Woolworths, Ltd..................... $    210,890
                                               ------------
                                                  1,691,239
                                               ------------
          SEMICONDUCTORS - 0.61%
    2,200 Infineon Technologies AG +..........       31,231
    2,600 Rohm Co., Ltd.......................      293,953
                                               ------------
                                                    325,184
                                               ------------
          TELECOMMUNICATIONS - 10.32%
  134,000 China Unicom, Ltd. +................      172,141
   16,982 KT Corp. ADR........................      322,998
   44,867 Nokia Oyj...........................      984,129
      486 NTT DoCoMo, Inc.....................    1,009,951
   14,739 SK Telecom Co., Ltd. ADR............      368,622
        2 Telecom Corp. of New Zealand, Ltd...            8
  178,363 Telefonaktiebolaget LM Ericsson,
           Class B +..........................      520,975
  840,992 Vodafone Group, PLC.................    2,098,927
                                               ------------
                                                  5,477,751
                                               ------------
          TOBACCO - 0.85%
   12,349 Altadis SA..........................      397,927
    2,100 British American Tobacco, PLC.......       32,091
        3 Japan Tobacco, Inc..................       21,477
                                               ------------
                                                    451,495
                                               ------------
          UTILITIES - COMMUNICATION - 1.90%
   18,000 Deutsche Telekom AG +...............      352,268
       27 Nippon Telegraph and Telephone Corp.      125,070
    9,998 Telecom Italia SpA +................       31,471
    4,020 Telefonica SA.......................       65,369
   12,783 Telefonos de Mexico SA de CV ADR....      434,239
                                               ------------
                                                  1,008,417
                                               ------------
          UTILITIES - ELECTRIC - 1.74%
    3,500 CLP Holdings, Ltd...................       18,030
       42 Electrabel SA.......................       13,926
   32,939 Iberdrola SA........................      680,285
    1,400 Kansai Electric Power Co., Inc......       25,377
   13,286 Korea Electric Power Corp. ADR......      137,244
    3,348 Scottish Power, PLC.................       22,811
    1,140 Tokyo Electric Power Co., Inc.......       25,047
                                               ------------
                                                    922,720
                                               ------------

--------------------------------------------------------------------------------

                                                                             19
February 29, 2004
INTERNATIONAL GROWTH II FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                     MARKET
OF SHARES                                                   VALUE
---------------------------------------------------------------------
           WATER SERVICES - 0.82%
    14,476 Vivendi Environnement........................ $    433,148
                                                         ------------
           TOTAL COMMON STOCK
           (Cost $42,154,080)...........................   51,149,856
                                                         ------------
           WARRANTS - 0.16%
           CHEMICAL - 0.16%
     6,685 Reliance Industries, Ltd.
            Expires 9/02/04 +*/(1)(2)/
             (Cost $63,661).............................       82,014
                                                         ------------
           EXCHANGE-TRADED FUNDS - 1.02%
     3,825 iShares MSCI EAFE Index Fund
           (Cost $532,086)..............................      541,237
                                                         ------------
   PAR
  VALUE
----------
           REPURCHASE AGREEMENT - 1.98%
$1,052,000 Agreement with Deutsche Bank, bearing
            interest at 1.01%, dated 2/27/04, to be
            repurchased 3/1/04 in the amount of
            $1,052,089 and collateralized by Federal
            National Mtg. Assoc. Notes bearing
            interest at 4.38%, due 3/15/13 and
            having an approximate value of
            $1,077,001 (Cost $1,052,000)................    1,052,000
                                                         ------------
           TOTAL INVESTMENTS
           (Cost $43,801,827) - 99.52%..................   52,825,107
           Other assets less liabilities,
            net - 0.48%.................................      255,575
                                                         ------------
           NET ASSETS - 100%............................ $ 53,080,682
                                                         ------------
           ADR - American Depository Receipt
           GDR - Global Depository Receipt
           +Non-income producing
           *Securities exempt from registration under
            Rule 144A of the Securities Act of 1933.
            These securities may be sold in
            transactions exempt from registration,
            normally to qualified institutional buyers.
            At February 29, 2004, the aggregate
            value of these securities was $2,267,608
            representing 4.27% of net assets.
           /(1)/Fair valued security - see Note 2.
           /(2)/Illiquid security

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

20
          LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                    MARKET
OF SHARES                                  VALUE
----------------------------------------------------
          COMMON STOCK - 99.68%
          APPAREL & PRODUCTS - 0.82%
   12,500 Jones Apparel Group, Inc..... $    466,250
                                        ------------
          AUTOMOTIVE - 3.09%
   11,800 American Axle & Manufacturing
           Holdings, Inc. +............      448,518
    3,600 AutoZone, Inc. +.............      322,920
   42,200 Ford Motor Co................      580,250
    6,400 Lear Corp....................      394,432
                                        ------------
                                           1,746,120
                                        ------------
          BANKS - 10.64%
   21,600 Bank of America Corp.........    1,769,472
    7,900 Bank One Corp................      426,442
   16,000 First American Corp., Class A      488,800
   11,700 North Fork Bancorp., Inc.....      494,091
   37,200 U.S. Bancorp.................    1,061,316
   23,400 Wachovia Corp................    1,122,498
   11,400 Wells Fargo & Co.............      653,790
                                        ------------
                                           6,016,409
                                        ------------
          BUILDING MATERIALS - 0.86%
   13,900 Sherwin-Williams Co..........      486,500
                                        ------------
          CHEMICAL - 1.86%
    5,800 Invitrogen Corp. +...........      427,460
   18,900 Monsanto Co..................      624,456
                                        ------------
                                           1,051,916
                                        ------------
          CONGLOMERATES - 0.99%
   10,100 Textron, Inc.................      558,934
                                        ------------
          DRUGS - 1.86%
    4,800 KOS Pharmaceuticals, Inc. +..      211,248
   17,500 Merck & Co., Inc.............      841,400
                                        ------------
                                           1,052,648
                                        ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 3.55%
   20,700 Avnet, Inc. +................      487,485
   14,200 Benchmark Electronics, Inc. +      494,302
    8,800 Parker Hannifin Corp.........      494,296
   41,800 Sanmina-SCI Corp. +..........      530,442
                                        ------------
                                           2,006,525
                                        ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          FINANCE COMPANIES - 1.24%
   25,700 MBNA Corp.............................. $    702,381
                                                  ------------
          FINANCIAL SERVICES - 12.99%
   55,400 Citigroup, Inc.........................    2,784,404
    5,700 Freddie Mac............................      352,944
   34,200 JP Morgan Chase & Co...................    1,402,884
    7,900 Lehman Brothers Holdings, Inc..........      685,009
   21,000 Merrill Lynch & Co., Inc...............    1,285,410
    4,100 Morgan Stanley.........................      245,016
   12,100 New Century Financial Corp.............      592,900
                                                  ------------
                                                     7,348,567
                                                  ------------
          HEALTHCARE - 2.17%
    8,500 Anthem, Inc. +.........................      730,575
   15,200 Medco Health Solutions, Inc. +.........      496,432
                                                  ------------
                                                     1,227,007
                                                  ------------
          HOME BUILDERS - 0.91%
    7,100 KB Home................................      513,685
                                                  ------------
          HOSPITAL SUPPLIES - 0.49%
    5,100 Johnson & Johnson......................      274,941
                                                  ------------
          HOUSEHOLD PRODUCTS - 2.37%
    7,400 Kimberly-Clark Corp....................      478,632
    8,400 Procter & Gamble Co....................      861,084
                                                  ------------
                                                     1,339,716
                                                  ------------
          INFORMATION PROCESSING -
          HARDWARE - 2.64%
   21,076 Hewlett-Packard Co.....................      478,636
    4,700 International Business Machines Corp...      453,550
   19,100 Storage Technology Corp. +.............      560,967
                                                  ------------
                                                     1,493,153
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 0.73%
   14,300 CheckFree Corp. +......................      415,129
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 2.33%
   24,400 BMC Software, Inc. +...................      478,240
   18,200 Citrix Systems, Inc. +.................      385,476
   17,100 Computer Associates International, Inc.      454,176
                                                  ------------
                                                     1,317,892
                                                  ------------

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          INSURANCE - 9.51%
   13,300 ACE, Ltd............................... $    597,968
   13,800 AFLAC, Inc.............................      560,418
   19,900 Allstate Corp..........................      908,037
        1 Fidelity National Financial, Inc.......           20
   11,000 Hartford Financial Services Group, Inc.      720,500
   15,300 Principal Financial Group, Inc.........      553,860
   20,700 Prudential Financial, Inc..............      960,273
   11,500 Safeco Corp............................      517,500
   13,450 W.R. Berkley Corp......................      560,192
                                                  ------------
                                                     5,378,768
                                                  ------------
          LEISURE AND TOURISM - 1.03%
   26,700 Hasbro, Inc............................      583,929
                                                  ------------
          MACHINERY - 1.40%
   10,200 Deere & Co.............................      655,146
    3,100 Precision Castparts Corp...............      139,965
                                                  ------------
                                                       795,111
                                                  ------------
          METALS - 0.71%
   10,900 United States Steel Corp...............      400,575
                                                  ------------
          MULTIMEDIA - 2.23%
   42,800 Time Warner, Inc. +....................      738,300
    3,900 Viacom, Inc., Class B..................      149,994
   14,000 Walt Disney Co.........................      371,420
                                                  ------------
                                                     1,259,714
                                                  ------------
          OIL AND GAS - 12.14%
    9,300 Amerada Hess Corp......................      598,455
   14,900 ChevronTexaco Corp.....................    1,316,415
    4,700 ConocoPhillips.........................      323,689
   67,640 Exxon Mobil Corp.......................    2,852,379
   16,800 Marathon Oil Corp......................      590,352
   14,600 Occidental Petroleum Corp..............      648,240
    8,700 Sunoco, Inc............................      535,050
                                                  ------------
                                                     6,864,580
                                                  ------------
          PAPER/FOREST PRODUCTS - 1.83%
   15,600 Georgia-Pacific Corp...................      499,980
   21,600 Louisiana-Pacific Corp.................      534,168
                                                  ------------
                                                     1,034,148
                                                  ------------
          RAILROADS & EQUIPMENT - 1.10%
   19,300 Burlington Northern Santa Fe Corp......      621,074
                                                  ------------

--------------------------------------------------------------------------------

                                                                             21
February 29, 2004
    LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                            MARKET
OF SHARES                                          VALUE
---------------------------------------------------------------
          RETAIL - 4.24%
   11,800 Barnes & Noble, Inc. +............... $    411,820
   11,900 Federated Department Stores, Inc.....      623,203
   18,200 May Department Stores Co.............      641,004
   25,500 SUPERVALU, Inc.......................      721,650
                                                ------------
                                                   2,397,677
                                                ------------
          SAVINGS & LOAN - 1.98%
   19,200 Flagstar Bancorp, Inc................      496,320
    5,400 Golden West Financial Corp...........      623,268
                                                ------------
                                                   1,119,588
                                                ------------
          SEMICONDUCTORS - 0.83%
   15,400 Texas Instruments, Inc...............      472,010
                                                ------------
          TELECOMMUNICATIONS - 3.24%
   18,100 BellSouth Corp.......................      498,836
   15,700 Scientific-Atlanta, Inc..............      519,670
   21,300 Verizon Communications, Inc..........      816,429
                                                ------------
                                                   1,834,935
                                                ------------
          TOBACCO - 2.06%
   16,400 Altria Group, Inc....................      943,820
    7,800 Loews Corp. - Carolina Group.........      221,754
                                                ------------
                                                   1,165,574
                                                ------------
          UTILITIES - COMMUNICATION - 1.90%
   20,963 SBC Communications, Inc..............      503,321
   32,300 Sprint Corp. (FON Group).............      572,679
                                                ------------
                                                   1,076,000
                                                ------------
          UTILITIES - ELECTRIC - 5.94%
   15,300 American Electric Power Co., Inc.....      527,850
    5,400 Dominion Resources, Inc..............      339,282
    9,300 Entergy Corp.........................      551,397
    9,500 Exelon Corp..........................      637,830
   11,100 PPL Corp.............................      516,483
   11,400 Public Service Enterprise Group, Inc.      537,396
    8,300 Southern Co..........................      251,656
                                                ------------
                                                   3,361,894
                                                ------------
          TOTAL COMMON STOCK
          (Cost $48,240,710)...................   56,383,350
                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS

  PAR                                            MARKET
 VALUE                                           VALUE
----------------------------------------------------------
         SHORT-TERM INVESTMENTS - 0.24%
         REGISTERED INVESTMENT COMPANIES - 0.24%
         American Advantage Money Market Fund:
$ 17,000   1.01% due 6/9/03................... $    17,000
 118,000   0.92% due 2/27/04..................     118,000
                                               -----------
         TOTAL SHORT-TERM INVESTMENTS
         (Cost $135,000)......................     135,000
                                               -----------
         TOTAL INVESTMENTS
         (Cost $48,375,710) - 99.92%..........  56,518,350
         Other assets less liabilities,
          net - 0.08%.........................      42,946
                                               -----------
         NET ASSETS - 100%.................... $56,561,296
                                               -----------
         +Non-income producing

--------------------------------------------------------------------------------

22
          MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          COMMON STOCK - 97.92%
          ADVERTISING - 0.72%
    4,660 Omnicom Group, Inc................... $    381,188
                                                ------------
          APPAREL & PRODUCTS - 2.85%
    5,500 Nike, Inc., Class B..................      402,875
   14,800 Polo Ralph Lauren Corp...............      496,836
   19,060 Ross Stores, Inc.....................      610,873
                                                ------------
                                                   1,510,584
                                                ------------
          BANKS - 0.82%
    8,770 Northern Trust Corp..................      435,431
                                                ------------
          BROADCASTING - 3.18%
   21,760 COX Communications, Inc., Class A +..      705,024
   10,230 Cox Radio, Inc., Class A +...........      224,549
   21,210 Univision Communications, Inc.,
           Class A +...........................      755,712
                                                ------------
                                                   1,685,285
                                                ------------
          BUILDING MATERIALS - 0.97%
   10,630 Fastenal Co..........................      515,024
                                                ------------
          CHEMICAL - 1.24%
    5,200 Invitrogen Corp. +...................      383,240
    7,640 Praxair, Inc.........................      277,485
                                                ------------
                                                     660,725
                                                ------------
          COMMERCIAL SERVICES - 1.10%
    6,300 Ball Corp............................      406,791
    4,100 Cintas Corp..........................      175,111
                                                ------------
                                                     581,902
                                                ------------
          CONGLOMERATES - 1.12%
   10,160 Eaton Corp...........................      594,766
                                                ------------
          DRUGS - 5.72%
    4,410 Barr Laboratories, Inc. +............      341,378
   10,500 Caremark Rx, Inc. +..................      338,730
    4,300 Pharmaceutical Resources, Inc. +.....      268,277
   25,300 Shire Pharmaceuticals Group,
           PLC ADR +...........................      782,276
   13,580 Teva Pharmaceutical Industries, Ltd.
           ADR.................................      882,700
   19,200 Valeant Pharmaceuticals International      421,056
                                                ------------
                                                   3,034,417
                                                ------------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 7.12%
    8,000 Amphenol Corp., Class A +.......... $   494,800
   32,400 Comverse Technology, Inc. +........     638,928
   14,500 Flextronics International, Ltd. +..     262,450
    9,300 Jabil Circuit, Inc. +..............     260,214
   11,660 Molex, Inc.........................     369,389
   31,300 Sanmina-SCI Corp. +................     397,197
    5,000 Silicon Laboratories, Inc. +.......     281,850
   64,300 Solectron Corp. +..................     410,877
    9,500 Thermo Electron Corp. +............     266,665
   17,600 Vishay Intertechnology, Inc. +.....     396,176
                                              -----------
                                                3,778,546
                                              -----------
          FINANCIAL SERVICES - 4.31%
   27,000 Ameritrade Holding Corp. +.........     439,560
    4,700 Franklin Resources, Inc............     265,550
    9,190 Legg Mason, Inc....................     866,985
    2,590 Lehman Brothers Holdings, Inc......     224,579
    9,300 T. Rowe Price Group, Inc...........     489,087
                                              -----------
                                                2,285,761
                                              -----------
          FOODS - 0.44%
    6,030 Bunge, Ltd.........................     235,472
                                              -----------
          FREIGHT - 0.21%
    2,800 CH Robinson Worldwide, Inc.........     110,908
                                              -----------
          HEALTHCARE - 2.67%
    7,200 AdvancePCS +.......................     496,800
    5,500 Anthem, Inc. +.....................     472,725
    8,710 Health Management Associates, Inc.,
           Class A...........................     194,146
    7,700 Medco Health Solutions, Inc. +.....     251,482
                                              -----------
                                                1,415,153
                                              -----------
          HEAVY DUTY TRUCKS/PARTS - 1.68%
    8,900 Navistar International Corp. +.....     414,740
    8,600 PACCAR, Inc........................     476,526
                                              -----------
                                                  891,266
                                              -----------
          HOME BUILDERS - 1.58%
   15,900 Pulte Homes, Inc...................     838,884
                                              -----------
          HOSPITAL MANAGEMENT - 0.25%
    3,700 Triad Hospitals, Inc. +............     130,573
                                              -----------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
----------------------------------------------------------------
          HOSPITAL SUPPLIES - 1.93%
   12,900 Boston Scientific Corp. +............. $    526,965
    1,900 CR Bard, Inc..........................      179,341
    1,750 Stryker Corp..........................      155,277
    1,970 Varian Medical Systems, Inc. +........      164,968
                                                 ------------
                                                    1,026,551
                                                 ------------
          HUMAN RESOURCES - 3.50%
   10,800 Hewitt Associates, Inc. +.............      351,540
   19,030 Manpower, Inc.........................      851,592
   29,180 Robert Half International, Inc. +.....      655,675
                                                 ------------
                                                    1,858,807
                                                 ------------
          INFORMATION PROCESSING -
          HARDWARE - 1.65%
    7,520 Lexmark International, Inc., Class A +      618,821
   11,840 Network Appliance, Inc. +.............      256,454
                                                 ------------
                                                      875,275
                                                 ------------
          INFORMATION PROCESSING -
          SERVICES - 7.22%
    3,690 Adobe Systems, Inc....................      137,415
   11,400 Check Point Software Technologies,
           Ltd. +...............................      262,428
    4,400 Cognos, Inc. +........................      137,456
    5,800 Computer Sciences Corp. +.............      242,382
   12,400 DST Systems, Inc. +...................      555,024
    5,500 Fair Issac & Co., Inc.................      328,020
    7,000 FileNET Corp. +.......................      198,100
   13,280 Fiserv, Inc. +........................      512,741
   19,220 Symantec Corp. +......................      790,711
   38,300 VeriSign, Inc. +......................      666,803
                                                 ------------
                                                    3,831,080
                                                 ------------
          INFORMATION PROCESSING -
          SOFTWARE - 3.63%
   35,670 BEA Systems, Inc. +...................      492,246
    1,500 Hyperion Solutions Corp. +............       53,610
    4,780 Intuit, Inc. +........................      212,041
    2,910 Mercury Interactive Corp. +...........      141,251
   36,300 Novell, Inc. +........................      369,534
   33,290 Siebel Systems, Inc. +................      434,767
    7,380 VERITAS Software Corp. +..............      224,500
                                                 ------------
                                                    1,927,949
                                                 ------------

--------------------------------------------------------------------------------

                                                                             23
February 29, 2004
    MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          INSURANCE - 3.82%
    5,700 Aetna, Inc.......................... $    460,503
    4,070 AMBAC Financial Group, Inc..........      318,274
    1,800 Coventry Health Care, Inc. +........       78,426
   10,200 PMI Group, Inc......................      403,920
   11,430 Safeco Corp.........................      514,350
    2,300 Wellpoint Health Networks, Inc.,
           Class A +..........................      250,171
                                               ------------
                                                  2,025,644
                                               ------------
          LEISURE AND TOURISM - 6.38%
    3,470 CBRL Group, Inc.....................      131,791
   41,000 Hilton Hotels Corp..................      657,230
    9,700 International Game Technology.......      380,628
   16,600 Mandalay Resort Group...............      853,240
   11,300 Marvel Enterprises, Inc. +..........      387,025
    5,000 Royal Caribbean Cruises, Ltd........      221,250
   10,500 Starwood Hotels & Resorts Worldwide,
           Inc., Class B......................      409,605
    9,100 Station Casinos, Inc................      342,160
                                               ------------
                                                  3,382,929
                                               ------------
          MACHINERY - 1.86%
    2,400 Cummins, Inc........................      118,560
    3,600 Illinois Tool Works, Inc............      286,272
    6,700 Ingersoll-Rand Co., Class A.........      445,416
    1,900 Zebra Technologies Corp., Class A +.      135,812
                                               ------------
                                                    986,060
                                               ------------
          MEDICAL - BIOMEDICAL/GENE - 1.11%
    2,800 Biogen, Inc. +......................      155,260
    8,500 Genzyme Corp. +.....................      431,630
                                               ------------
                                                    586,890
                                               ------------
          MEDICAL TECHNOLOGY - 2.04%
    2,700 Chiron Corp. +......................      132,057
   17,920 Smith & Nephew, PLC.................      170,985
   10,310 Zimmer Holdings, Inc. +.............      779,848
                                               ------------
                                                  1,082,890
                                               ------------
          MULTIMEDIA - 0.46%
    2,500 E.W. Scripps Co., Class A...........      243,400
                                               ------------

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
          OIL AND GAS - 4.31%
    8,970 Apache Corp................................. $   369,295
    8,310 Murphy Oil Corp.............................     521,286
    4,000 Nabors Industries, Ltd. +...................     189,400
   13,620 Smith International, Inc. +.................     690,126
    8,600 Talisman Energy, Inc........................     502,928
      500 Westport Resources Corp. +..................      16,185
                                                       -----------
                                                         2,289,220
                                                       -----------
          OPTICAL INSTRUMENTS & LENSES - 1.08%
    9,090 Alcon, Inc..................................     571,397
                                                       -----------
          POLLUTION CONTROL - 1.89%
   23,530 Republic Services, Inc., Class A............     617,427
    8,300 Stericycle, Inc. +..........................     383,792
                                                       -----------
                                                         1,001,219
                                                       -----------
          RETAIL - 3.45%
    9,300 CDW Corp....................................     643,374
   10,100 Kohl's Corp. +..............................     520,150
   25,500 Staples, Inc. +.............................     668,610
                                                       -----------
                                                         1,832,134
                                                       -----------
          SCHOOLS - 2.00%
    6,560 Apollo Group, Inc., Class A +...............     499,544
   11,200 Career Education Corp. +....................     559,888
                                                       -----------
                                                         1,059,432
                                                       -----------
          SEMICONDUCTORS - 7.97%
   10,590 Altera Corp. +..............................     233,827
    5,600 ASML Holding NV +...........................     102,256
   14,100 Broadcom Corp., Class A +...................     572,178
   11,290 Emulux Corp. +..............................     261,702
   16,500 Fairchild Semiconductor International, Inc.,
           Class A +..................................     425,700
    7,200 KLA-Tencor Corp. +..........................     380,160
    7,600 Linear Technology Corp......................     303,924
    8,660 Maxim Integrated Products, Inc..............     432,221
   23,105 Microchip Technology, Inc...................     658,492
    5,300 National Semiconductor Corp. +..............     208,608
   15,390 Xilinx, Inc. +..............................     646,996
                                                       -----------
                                                         4,226,064
                                                       -----------
          TELECOMMUNICATIONS - 7.64%
   19,400 Advanced Fibre Communications, Inc. +.......     475,688
   19,800 Alcatel SA ADR +............................     320,562

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          TELECOMMUNICATIONS - Continued
   26,750 Amdocs, Ltd. +........................... $   745,790
   10,500 American Tower Corp., Class A +..........     116,025
   39,400 Corning, Inc. +..........................     494,470
   19,270 EchoStar Communications Corp.,
           Class A +...............................     696,032
   17,800 Foundry Networks, Inc. +.................     420,080
   14,200 Juniper Networks, Inc. +.................     367,354
   26,105 Nextel Partners, Inc., Class A +.........     334,666
    2,200 Spectrasite, Inc. +......................      80,520
                                                    -----------
                                                      4,051,187
                                                    -----------
          TOTAL COMMON STOCK
          (Cost $43,737,834).......................  51,944,013
                                                    -----------

   PAR
  VALUE
----------
          REPURCHASE AGREEMENT - 0.63%
 $337,000 Agreement with State Street Bank & Trust
           Co., bearing interest at 0.91%, dated
           2/27/04, to be repurchased 3/1/04 in the
           amount of $337,026 and collateralized
           by Federal Home Loan Mtg. Corp. Disc.
           Notes, bearing interest at 1.13%, due
           9/15/04 and having an approximate
           value of $347,813
           (Cost $337,000).........................     337,000
                                                    -----------
          TOTAL INVESTMENTS
          (Cost $44,074,834) - 98.55%..............  52,281,013
          Other assets less liabilities,
           net - 1.45%.............................     768,432
                                                    -----------
          NET ASSETS - 100%........................ $53,049,445
                                                    -----------
          ADR - American depository receipts
          +Non-income producing

--------------------------------------------------------------------------------

24
           MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          COMMON STOCK - 98.20%
          AEROSPACE/DEFENSE - 2.28%
  431,400 Bombardier, Inc...................... $ 2,089,081
   70,200 United Defense Industries, Inc. +....   2,151,630
                                                -----------
                                                  4,240,711
                                                -----------
          AIRLINES - 0.81%
   39,300 Continental Airlines, Inc., Class B +     575,745
   67,600 ExpressJet Holdings, Inc. +..........     928,148
                                                -----------
                                                  1,503,893
                                                -----------
          APPAREL & PRODUCTS - 4.42%
  170,000 Foot Locker, Inc.....................   4,454,000
   73,100 Ross Stores, Inc.....................   2,342,855
   31,400 VF Corp..............................   1,410,802
                                                -----------
                                                  8,207,657
                                                -----------
          AUTOMOTIVE - 3.50%
   31,600 Borg-Warner, Inc.....................   2,850,320
   64,000 Compagnie Generale des Etablissements
           Michelin, Class B...................   3,089,472
   13,300 SPX Corp. +..........................     558,600
                                                -----------
                                                  6,498,392
                                                -----------
          BANKS - 5.50%
   18,000 City National Corp...................   1,118,880
   35,800 Comerica, Inc........................   2,059,932
  151,800 Hibernia Corp., Class A..............   3,603,732
   63,700 UnionBanCal Corp.....................   3,434,067
                                                -----------
                                                 10,216,611
                                                -----------
          BEVERAGES - 1.90%
  111,600 Constellation Brands, Inc., Class A +   3,537,720
                                                -----------
          BROADCASTING - 2.07%
  404,940 UnitedGlobalCom, Inc., Class A +.....   3,842,881
                                                -----------
          BUILDING MATERIALS - 3.50%
  792,299 Rinker Group, Ltd....................   4,297,428
   59,000 York International Corp..............   2,202,470
                                                -----------
                                                  6,499,898
                                                -----------

 NUMBER                                    MARKET
OF SHARES                                  VALUE
----------------------------------------------------
          CHEMICAL - 1.73%
  110,700 Engelhard Corp................ $ 3,212,514
                                         -----------
          COMMERCIAL SERVICES - 2.36%
  253,600 BearingPoint, Inc. +..........   2,700,840
   95,600 United Rentals, Inc. +........   1,676,824
                                         -----------
                                           4,377,664
                                         -----------
          DRUGS - 0.78%
   71,200 Biovail Corp. +...............   1,456,752
                                         -----------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 6.12%
   48,000 Ametek, Inc...................   2,383,200
  158,400 Arrow Electronics, Inc. +.....   3,896,640
   92,300 Graftech International, Ltd. +   1,252,511
  171,000 Vishay Intertechnology, Inc. +   3,849,210
                                         -----------
                                          11,381,561
                                         -----------
          FERTILIZERS - 2.06%
  339,700 IMC Global, Inc...............   3,838,610
                                         -----------
          FINANCIAL SERVICES - 2.66%
   98,900 CIT Group, Inc................   3,903,583
   20,600 Webster Financial Corp........   1,037,210
                                         -----------
                                           4,940,793
                                         -----------
          FOODS - 4.62%
  107,700 Bunge, Ltd....................   4,205,685
   87,600 Dean Foods Co. +..............   3,180,756
   31,100 Sensient Technologies Corp....     614,225
   23,200 Smithfield Foods, Inc. +......     593,456
                                         -----------
                                           8,594,122
                                         -----------
          FREIGHT - 2.15%
   82,500 CNF, Inc......................   2,743,125
   65,625 Werner Enterprises, Inc.......   1,251,469
                                         -----------
                                           3,994,594
                                         -----------
          HEALTHCARE - 2.99%
   13,300 Anthem, Inc. +................   1,143,135
   51,650 Dentsply International, Inc...   2,262,786
   45,000 Oxford Health Plans, Inc......   2,158,200
                                         -----------
                                           5,564,121
                                         -----------

 NUMBER                                         MARKET
OF SHARES                                       VALUE
---------------------------------------------------------
          HOME BUILDERS - 0.85%
   12,940 MDC Holdings, Inc.................. $   911,364
   15,200 Toll Brothers, Inc. +..............     667,280
                                              -----------
                                                1,578,644
                                              -----------
          HOSPITAL SUPPLIES - 1.51%
   48,500 AmerisourceBergen Corp.............   2,814,455
                                              -----------
          INFORMATION PROCESSING -
          HARDWARE - 0.53%
   56,800 Seagate Technology +...............     982,640
                                              -----------
          INFORMATION PROCESSING -
          SERVICES - 0.56%
   74,200 Unisys Corp. +.....................   1,048,446
                                              -----------
          INSURANCE - 12.48%
   67,100 AMBAC Financial Group, Inc.........   5,247,220
    8,200 Arthur J. Gallagher & Co...........     275,930
   96,600 Converium Holding AG ADR...........   2,579,220
   55,100 Endurance Specialty Holdings, Ltd..   1,828,769
   53,100 Health Net, Inc. +.................   1,465,560
   58,200 Radian Group, Inc..................   2,543,340
  115,400 Reinsurance Group of America, Inc..   4,667,930
   57,200 RenaissanceRe Holdings, Ltd........   3,028,740
   36,700 St. Paul Cos., Inc.................   1,568,558
                                              -----------
                                               23,205,267
                                              -----------
          LEISURE AND TOURISM - 1.75%
  204,200 Bally Total Fitness Holding Corp. +   1,251,746
   12,600 CEC Entertainment, Inc. +..........     687,582
   50,000 Penn National Gaming, Inc. +.......   1,313,000
                                              -----------
                                                3,252,328
                                              -----------
          MACHINERY - 1.34%
   20,600 Hughes Supply, Inc.................     981,590
    9,800 Pentair, Inc.......................     529,298
   44,200 Timken Co..........................     971,516
                                              -----------
                                                2,482,404
                                              -----------
          METALS - 0.58%
   55,500 Grupo Imsa SA de CV................   1,021,200
    1,239 International Steel Group, Inc. +..      48,581
                                              -----------
                                                1,069,781
                                              -----------

--------------------------------------------------------------------------------

                                                                             25
February 29, 2003
     MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
          OIL AND GAS - 8.06%
   90,900 Cal Dive International, Inc. +.............. $ 2,204,325
   58,600 EOG Resources, Inc..........................   2,607,114
   76,207 IHC Caland NV...............................   3,707,184
   12,000 UGI Corp....................................     397,200
   61,500 Unocal Corp.................................   2,337,000
  124,800 XTO Energy, Inc.............................   3,724,032
                                                       -----------
                                                        14,976,855
                                                       -----------
          PAPER/FOREST PRODUCTS - 3.52%
  164,800 Pactiv Corp. +..............................   3,541,552
  162,100 Smurfit-Stone Container Corp. +.............   3,008,576
                                                       -----------
                                                         6,550,128
                                                       -----------
          POLLUTION CONTROL - 2.16%
  152,700 Republic Services, Inc., Class A............   4,006,848
                                                       -----------
          RAILROADS & EQUIPMENT - 1.10%
   64,800 CSX Corp....................................   2,043,144
                                                       -----------
          REAL ESTATE INVESTMENT TRUSTS - 1.29%
   35,600 Prologis Trust..............................   1,179,428
   24,400 Rouse Co....................................   1,220,000
                                                       -----------
                                                         2,399,428
                                                       -----------
          RETAIL - 3.86%
  127,900 Office Depot, Inc. +........................   2,229,297
   58,500 United Stationers, Inc. +...................   2,323,035
   93,800 Yankee Candle Co., Inc. +...................   2,630,152
                                                       -----------
                                                         7,182,484
                                                       -----------
          SEMICONDUCTORS - 3.97%
  256,200 Axcelis Technologies, Inc. +................   2,930,928
  137,100 Fairchild Semiconductor International, Inc.,
           Class A +..................................   3,537,180
   37,300 Teradyne, Inc. +............................     919,445
                                                       -----------
                                                         7,387,553
                                                       -----------
          UTILITIES - ELECTRIC - 4.91%
   62,500 Cinergy Corp................................   2,449,375
   72,600 PPL Corp....................................   3,378,078
  117,100 TXU Corp....................................   3,294,023
                                                       -----------
                                                         9,121,476
                                                       -----------

 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          UTILITIES - GAS, DISTRIBUTION - 0.28%
   18,400 AGL Resources, Inc...................... $    527,712
                                                   ------------
          TOTAL COMMON STOCK
          (Cost $147,210,888).....................  182,538,087
                                                   ------------
          REPURCHASE AGREEMENT - 2.11%
3,921,000 Agreement with State Street Bank & Trust
           Co., bearing Interest at 0.91%, dated
           2/27/04, to be repurchased 3/1/04 in
           the amount of $3,921,297 and
           collateralized by Federal Home Loan
           Mtg. Corp. Disc. Notes, bearing
           Interest at 1.07%, due 9/15/04 and
           having an approximate value of
           $4,039,594 (Cost $3,921,000)...........    3,921,000
                                                   ------------
          TOTAL INVESTMENTS
          (Cost $151,131,888) - 100.31%...........  186,459,087
          Liabilities in excess of other assets,
           net - (0.31)%..........................    (579,180)
                                                   ------------
          NET ASSETS - 100%....................... $185,879,907
                                                   ------------
          ADR - American Depository Receipt
          + Non-income producing


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

26
     MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          AFFILIATED INVESTMENT COMPANIES - 100.01%
          BOND FUNDS - 35.01%
1,729,215 VALIC Co. II Core Bond Fund #........... $17,447,774
  347,012 VALIC Co. II High Yield Bond Fund #.....   2,907,962
                                                   -----------
                                                    20,355,736
                                                   -----------
          INTERNATIONAL EQUITY FUND - 18.00%
  957,792 VALIC Co. II International Growth II
           Fund #.................................  10,468,664
                                                   -----------
          LARGE CAP EQUITY FUNDS - 25.00%
  767,088 VALIC Co. II Capital Appreciation
           Fund #.................................   6,397,517
  640,621 VALIC Co. II Large Cap Value Fund #.....   8,142,295
                                                   -----------
                                                    14,539,812
                                                   -----------
          MID CAP EQUITY FUND - 12.00%
  311,567 VALIC Co. II MidCap Value Fund #........   5,234,332
  270,508 VALIC Co. II MidCap Growth Fund #.......   1,744,778
                                                   -----------
                                                     6,979,110
                                                   -----------
          SMALL CAP EQUITY FUNDS - 10.00%
  264,360 VALIC Co. II Small Cap Growth Fund #....   2,907,962
  210,875 VALIC Co. II Small Cap Value Fund #.....   2,907,962
                                                   -----------
                                                     5,815,924
                                                   -----------
          TOTAL AFFILIATED
          INVESTMENT COMPANIES
          (Cost $50,588,177) - 100.01%............  58,159,246
          Liabilities in excess of other assets,
           net - (0.01)%..........................     (4,169)
                                                   -----------
          NET ASSETS - 100.00%.................... $58,155,077
                                                   -----------
          #Security represents an investment in an
           affiliated company.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             27
February 29, 2004
          MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS (Unaudited)


   PAR                                            MARKET
  VALUE                                           VALUE
--------------------------------------------------------------
           COMMERCIAL PAPER - 65.00%
$1,000,000 Amstel Funding Corp.:
             1.02% due 3/15/04................ $    999,603
           Apreco, Inc.(LOC - Citibank):
 1,000,000   1.03% due 3/11/04................      999,714
 1,000,000   1.03% due 3/15/04................      999,599
 1,000,000 Barton Capital Corp.(LOC - SocGen):
             1.03% due 3/04/04................      999,914
 1,000,000 Cafco, LLC.........................
             1.03% due 3/11/04................      999,714
           CRC Funding, LLC:
 1,000,000   1.03% due 3/5/04.................      999,885
 1,000,000   1.03% due 3/8/04.................      999,800
 1,000,000   1.03% due 3/19/04................      999,485
           CXC, Inc.:
 1,000,000   1.03% due 3/16/04................      999,571
 1,000,000   1.03% due 3/24/04................      999,342
 1,000,000   1.02% due 3/12/04................      999,688
 1,000,000 Compass Securitization, LLC
            (LOC - AMBAC):
             1.03% due 3/10/04................      999,742
 1,000,000 Dorada Finance, Inc.:
             1.03% due 3/22/04................      999,399
           Edison Asset Securitization, LLC
            (LOC - GE Capital Corp.):
 1,000,000   1.02% due 3/17/04................      999,547
 1,000,000   1.02% due 3/22/04................      999,405
 1,000,000 General Electric Co.:
             1.03% due 3/25/04................      999,313
 1,000,000 General Electric Capital Corp.:
             1.02% due 3/03/04................      999,943
           Giro Funding United States Corp.:
 1,000,000   1.03% due 3/9/04.................      999,771
 1,000,000   1.03% due 4/1/04.................      999,113
           Govco, Inc.:
 1,000,000   1.03% due 3/26/04................      999,285
 1,000,000   1.02% due 3/12/04................      999,688
           Greyhawk Fund Corp.:
 1,000,000   1.03% due 3/4/04.................      999,914
   500,000   1.03% due 3/15/04................      499,800
 1,000,000   1.03% due 3/16/04................      999,571
 1,000,000 Merril Lynch & Co., Inc.:
             1.05% due 3/1/04.................    1,000,000

SEE NOTES TO FINANCIAL STATEMENTS

   PAR                                               MARKET
  VALUE                                              VALUE
-----------------------------------------------------------------
           COMMERCIAL PAPER - Continued
           Old Line Funding Corp.:
$1,000,000   1.03% due 3/26/04................... $    999,285
 1,000,000   1.03% due 4/05/04...................      998,998
           Receivable Capital Corp.
            (LOC - Bank of America):
 1,000,000   1.02% due 3/8/04....................      999,802
 1,000,000   1.02% due 3/22/04...................      999,405
           Sheffield Receivables Corp.
            (LOC - Barclays):
 1,000,000   1.02% due 3/2/04....................      999,972
 1,000,000   1.02% due 3/5/04....................      999,887
 1,000,000 Sigma Finance, Inc.:
             1.07% due 4/2/04....................      999,995
 1,000,000 Societe Generale - New York:
             1.03% due 6/28/04...................    1,000,000
           Surrey Funding Corp. (LOC - Barclays):
 1,000,000   1.05% due 4/13/04...................      998,746
 1,000,000   1.05% due 4/14/04...................      998,717
 1,000,000 Sydney Capital, Inc.:
             1.04% due 3/10/04...................      999,740
 1,000,000 Tulip Funding Corp.:
             1.02% due 3/2/04....................      999,972
 2,000,000 UBS Finance, Inc.:
             1.03% due 3/1/04....................    2,000,000
           Windmill Funding Corp.
            (LOC - ABN AMRO):
 1,000,000   1.03% due 3/18/04...................      999,513
 1,000,000   1.02% due 3/26/04...................      999,292
           Yorktown Capital LLC:
 1,000,000   1.03% due 3/3/04....................      999,943
   500,000   1.03% due 3/12/04...................      499,843
 1,000,000   1.03% due 3/26/04...................      999,285
                                                  ------------
           TOTAL COMMERCIAL PAPER
           (Cost $42,983,201)....................   42,983,201
                                                  ------------
           GOVERNMENT AGENCIES - 29.44%
 1,000,000 Federal Farm Credit Banks:
             1.00% due 7/2/04....................    1,000,000
           Federal Home Loan Bank:
 1,000,000   1.46% due 3/1/05....................    1,000,000
 1,500,000   1.35% due 10/19/04..................    1,500,000
 1,000,000   1.30% due 2/23/05...................    1,000,000
 1,000,000   1.25% due 7/2/04....................    1,000,000
 1,500,000   1.04% due 3/10/04...................    1,499,610

   PAR                                                        MARKET
  VALUE                                                       VALUE
-----------------------------------------------------------------------
                 GOVERNMENT AGENCIES - Continued
                 Federal Home Loan Mtg. Corp.:
$1,000,000         1.19% due 2/14/05...................... $  1,000,000
 3,000,000         1.12% due 12/20/04.....................    2,972,560
                 Federal National Mtg. Assoc.:
 1,000,000         1.38% due 2/14/05......................    1,000,000
 1,000,000         1.33% due 2/23/05......................    1,000,000
 1,500,000         1.18% due 2/8/05.......................    1,500,000
 1,500,000         1.11% due 9/10/04......................    1,500,000
 1,500,000         1.10% due 3/17/04......................    1,499,267
 1,000,000         1.08% due 7/23/04......................    1,000,000
 1,000,000       Student Loan Marketing Assoc.:
                   1.01% due 7/15/04......................    1,000,000
                                                           ------------
                 TOTAL GOVERNMENT AGENCIES
                 (Cost $19,471,437).......................   19,471,437
                                                           ------------
                 U.S. TREASURY BILLS - 2.26%
 1,500,000       United States Treasury Bills:
                   1.00% due 8/26/04
                   (Cost $1,492,658)......................    1,492,658
                                                           ------------
                 REPURCHASE AGREEMENTS - 3.09%
    45,000       State Street Bank & Trust Co., Joint
                  Repurchase Agreement (see Note 2)              45,000
 2,000,000       UBS Warburg, LLC, Joint Repurchase
                  Agreement (see Note 2)                      2,000,000
                                                           ------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $2,045,000)........................    2,045,000
                                                           ------------
                 TOTAL INVESTMENTS
                 (Cost $65,992,296) - 99.79%..............   65,992,296
                 Other assets less liabilities,
                  net - 0.21%.............................      137,056
                                                           ------------
                 NET ASSETS - 100%........................ $ 66,129,352
                                                           ------------
                 LOC - Letter of Credit
Allocation of investments as a percentage of net assets by
 industry category as of February 29, 2004:
    Banks.............................................            4.61%
   Finance                                                        9.07%
    Government Agencies...............................           29.44%
   Multi-Asset Company                                           18.89%
    Receivable Company................................           21.16%
    Securities Holding Company........................           14.36%
   U.S. Treasury.......................................           2.26%

--------------------------------------------------------------------------------

28
         SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          COMMON STOCK - 93.71%
          APPAREL & PRODUCTS - 1.11%
   21,700 Casual Male Retail Group, Inc. +....... $    184,450
   26,600 Charming Shoppes, Inc. +...............      174,230
   14,000 J. Jill Group, Inc. +..................      216,160
                                                  ------------
                                                       574,840
                                                  ------------
          AUTOMOTIVE - 1.58%
    8,800 Oshkosh Truck Corp., Class B...........      517,880
    8,700 Superior Industries International, Inc.      297,540
                                                  ------------
                                                       815,420
                                                  ------------
          BANKS - 1.42%
    5,330 CVB Financial Corp.....................      108,732
    2,500 First State Bancorp....................       82,670
   13,000 Greater Bay Bancorp....................      358,280
    8,900 Umpqua Holdings Corp...................      182,628
                                                  ------------
                                                       732,310
                                                  ------------
          BROADCASTING - 0.69%
   14,000 Acme Communications, Inc. +............      135,100
   18,200 Pegasus Solutions, Inc. +..............      220,220
                                                  ------------
                                                       355,320
                                                  ------------
          CHEMICAL - 3.80%
   15,100 Cabot Corp.............................      522,460
    8,400 FMC Corp. +............................      315,000
   13,000 Minerals Technologies, Inc.............      707,590
    9,600 Nova Chemicals Corp....................      263,520
    8,400 Olin Corp..............................      152,544
                                                  ------------
                                                     1,961,114
                                                  ------------
          COMMERCIAL SERVICES - 2.27%
   25,600 BearingPoint, Inc. +...................      272,640
    7,000 Kroll, Inc. +..........................      164,220
    9,400 Maximus, Inc. +........................      328,060
   13,300 Parexel International Corp. +..........      232,085
   40,000 PRG-Shultz International, Inc. +.......      174,400
                                                  ------------
                                                     1,171,405
                                                  ------------
          DRUGS - 1.42%
   16,500 Alpharma, Inc., Class A................      354,090
    9,600 Medicis Pharmaceutical Corp., Class A..      377,952
                                                  ------------
                                                       732,042
                                                  ------------

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 12.58%
   19,900 Advanced Energy Industries, Inc. +.... $   434,616
    6,700 Ametek, Inc...........................     332,655
   15,800 C&D Technologies, Inc.................     299,568
    9,000 Coherent, Inc. +......................     255,960
    8,200 Cymer, Inc. +.........................     316,028
   24,900 Electro Scientific Industries, Inc. +.     594,363
   13,400 Flir Systems, Inc. +..................     518,178
    6,000 Gentex Corp...........................     244,560
   17,300 Kemet Corp. +.........................     254,656
   15,300 Merix Corp. +.........................     376,380
   11,100 Mettler-Toledo International, Inc. +..     488,400
   33,700 Microtune, Inc. +.....................      94,360
    7,200 Park Electrochemical Corp.............     192,600
   21,100 Tektronix, Inc........................     676,255
    7,000 Trimble Navigation, Ltd. +............     231,980
   16,700 Varian, Inc. +........................     666,497
   14,400 Wilson Greatbatch Technologies, Inc. +     521,712
                                                 -----------
                                                   6,498,768
                                                 -----------
          FINANCE COMPANIES - 0.75%
      400 Federal Agricultural Mtg. Corp.,
           Class C +............................      10,880
   11,000 Financial Federal Corp. +.............     378,950
                                                 -----------
                                                     389,830
                                                 -----------
          FINANCIAL SERVICES - 0.99%
    6,600 Jefferies Group, Inc..................     244,200
   12,100 NCO Group, Inc. +.....................     267,047
                                                 -----------
                                                     511,247
                                                 -----------
          FREIGHT - 3.53%
   25,400 Forward Air Corp. +...................     803,148
   12,000 Knight Transportation, Inc. +.........     291,480
   20,400 Landstar System, Inc. +...............     728,076
                                                 -----------
                                                   1,822,704
                                                 -----------
          HEALTHCARE - 3.26%
   16,700 American Medical Systems
           Holdings, Inc. +.....................     470,105
    7,000 Apria Healthcare Group, Inc. +........     218,820
    8,200 LabOne, Inc. +........................     257,890
   10,800 RehabCare Group, Inc. +...............     240,300
   16,000 Steris Corp. +........................     403,040

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          HEALTHCARE - Continued
      900 Symbion, Inc. +........................ $     17,199
    2,100 United Surgical Partners International,
           Inc. +................................       76,587
                                                  ------------
                                                     1,683,941
                                                  ------------
          HOSPITAL MANAGEMENT - 0.89%
    3,400 LifePoint Hospitals, Inc. +............      113,900
   10,900 VCA Antech, Inc. +.....................      345,530
                                                  ------------
                                                       459,430
                                                  ------------
          HOSPITAL SUPPLIES - 0.65%
   16,166 Merit Medical Systems, Inc. +..........      335,121
                                                  ------------
          HUMAN RESOURCES - 1.33%
   12,600 CDI Corp...............................      362,880
   10,100 Resources Connection, Inc. +...........      325,523
                                                  ------------
                                                       688,403
                                                  ------------
          INFORMATION PROCESSING -
          BUSINESS SOFTWARE - 0.22%
    2,500 Cerner Corp. +.........................      112,050
                                                  ------------
          INFORMATION PROCESSING -
          HARDWARE - 0.96%
    5,800 Avocent Corp. +........................      224,286
    5,900 Drexler Technology Corp. +.............       83,485
   10,500 Overland Storage, Inc. +...............      189,105
                                                  ------------
                                                       496,876
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 7.04%
   47,700 Adaptec, Inc. +........................      435,501
   17,100 aQuantive, Inc. +......................      166,383
   15,300 Catapult Communications Corp. +........      325,125
    3,100 Cognizant Technology Solutions Corp.,
           Class A +.............................      147,064
   44,400 Entrust, Inc. +........................      224,664
   11,100 FileNET Corp. +........................      314,130
   13,000 Jack Henry & Associates, Inc...........      241,150
   22,000 Macromedia, Inc. +.....................      451,000
   33,900 National Instruments Corp..............    1,171,584
   15,300 webMethods, Inc. +.....................      162,180
                                                  ------------
                                                     3,638,781
                                                  ------------

--------------------------------------------------------------------------------

                                                                             29
February 29, 2004
   SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          INFORMATION PROCESSING -
          SOFTWARE - 7.36%
   12,925 Ascential Software Corp. +....... $    291,588
   22,700 Aspen Technologies, Inc. +.......      199,079
   21,500 Borland Software Corp. +.........      199,950
    7,200 Business Objects SA ADR +........      217,944
   12,300 Global Payments, Inc.............      532,098
    7,500 Hyperion Solutions Corp. +.......      268,050
    6,300 IDX Systems Corp. +..............      219,114
   27,600 Informatica Corp. +..............      265,236
    3,400 InterVoice-Brite, Inc. +.........       41,276
   13,500 JDA Software Group, Inc. +.......      209,385
   39,800 Lawson Software, Inc. +..........      349,046
   24,800 NetIQ Corp. +....................      328,104
   12,900 Quest Software, Inc. +...........      203,433
    4,900 Seachange International, Inc. +..       84,476
   23,900 Tumbleweed Communications Corp. +      173,275
   13,500 Verity, Inc. +...................      223,425
                                            ------------
                                               3,805,479
                                            ------------
          INSURANCE - 2.13%
   10,200 Centene Corp. +..................      308,652
    7,400 IPC Holdings, Ltd................      288,230
   15,000 Sierra Health Services, Inc. +...      501,450
                                            ------------
                                               1,098,332
                                            ------------
          LEISURE AND TOURISM - 3.28%
   20,000 Argosy Gaming Co. +..............      618,800
   10,100 Chicago Pizza & Brewery, Inc. +..      147,258
   10,900 Four Seasons Hotels, Inc.........      588,600
   13,000 Penn National Gaming, Inc. +.....      341,380
                                            ------------
                                               1,696,038
                                            ------------
          MACHINERY - 3.45%
   13,860 CNH Global NV....................      256,549
   11,300 Crane Co.........................      363,182
    5,100 Cuno, Inc. +.....................      218,586
   22,400 Flowserve Corp. +................      486,752
    8,500 Pentair, Inc.....................      459,085
                                            ------------
                                               1,784,154
                                            ------------
          MEDICAL TECHNOLOGY - 1.06%
    6,500 Connetics Corp. +................      143,195
   10,900 CTI Molecular Imaging, Inc. +....      185,300

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                        MARKET
OF SHARES                                      VALUE
-------------------------------------------------------
          MEDICAL TECHNOLOGY - Continued
   11,300 InterMune, Inc. +................. $  217,186
                                             ----------
                                                545,681
                                             ----------
          METALS - 0.87%
    7,700 Reliance Steel & Aluminum Co......    242,088
    4,300 Roper Industries, Inc.............    208,765
                                             ----------
                                                450,853
                                             ----------
          MULTIMEDIA - 0.57%
   30,800 Entravision Communications Corp. +    295,680
                                             ----------
          OIL AND GAS - 7.82%
   20,100 Cal Dive International, Inc. +....    487,425
   19,000 Chesapeake Energy Corp............    243,580
   16,000 FMC Technologies, Inc. +..........    420,800
   14,800 Patterson-UTI Energy, Inc. +......    536,944
   30,000 PetroQuest Energy, Inc. +.........    106,200
   21,800 Premcor, Inc. +...................    685,610
   12,700 Spinnaker Exploration Co. +.......    420,243
   20,500 Superior Energy Services, Inc. +..    195,365
   11,100 Swift Energy Co. +................    210,900
   20,900 Tom Brown, Inc. +.................    735,053
                                             ----------
                                              4,042,120
                                             ----------
          REAL ESTATE - 0.95%
   20,400 Jones Lang LaSalle, Inc. +........    489,600
                                             ----------
          REAL ESTATE
          INVESTMENT TRUSTS - 0.50%
    9,790 American Home Mortgage Investment
           Corp.............................    259,435
                                             ----------
          RETAIL - 3.95%
    4,500 Cost Plus, Inc. +.................    174,330
    8,500 Fred's, Inc., Class A.............    236,810
   13,200 Leapfrog Enterprises, Inc. +......    339,900
    6,500 Regis Corp........................    280,930
    6,100 Tractor Supply Co. +..............    261,202
   15,600 Tuesday Morning Corp. +...........    514,800
    5,400 Urban Outfitters, Inc. +..........    235,494
                                             ----------
                                              2,043,466
                                             ----------
          SEMICONDUCTORS - 13.80%
    9,600 Actel Corp. +.....................    237,120
   12,700 ASE Test Ltd. +...................    157,099
   44,500 Atmel Corp. +.....................    307,940

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
           SEMICONDUCTORS - Continued
    14,900 Exar Corp. +.......................... $    265,220
    28,800 Integrated Circuit Systems, Inc. +....      793,152
    31,300 Integrated Device Technology, Inc. +..      516,137
    19,100 Integrated Silicon Solution, Inc. +...      307,128
     4,000 Intersil Corp., Class A...............       94,360
    30,200 Lam Research Corp. +..................      772,214
    19,000 Lattice Semiconductor Corp. +.........      196,270
    23,800 LTX Corp. +...........................      368,662
    33,200 Micrel, Inc. +........................      498,664
    15,000 Pericom Semiconductor Corp. +.........      172,500
    48,300 Semtech Corp. +.......................    1,164,996
    31,300 Varian Semiconductor Equipment
            Associates, Inc. +...................    1,276,727
                                                  ------------
                                                     7,128,189
                                                  ------------
           TELECOMMUNICATIONS - 2.46%
    30,700 Advanced Fibre Communications, Inc. +.      752,764
     4,800 NII Holdings, Inc., Class B +.........      520,080
                                                  ------------
                                                     1,272,844
                                                  ------------
           THERAPEUTICS - 1.02%
     8,400 Medicines Co. +.......................      228,144
    17,300 Trimeris, Inc. +......................      298,771
                                                  ------------
                                                       526,915
                                                  ------------
           TOTAL COMMON STOCK
           (Cost $40,096,599)....................   48,418,388
                                                  ------------

   PAR
  VALUE
-----------
           SHORT-TERM INVESTMENTS - 6.50%
           GOVERNMENT AGENCIES - 6.50%
$3,355,000 Federal Home Loan Bank Disc. Notes
             0.80% due 3/1/04....................    3,355,000
                                                  ------------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $3,355,000).....................    3,355,000
                                                  ------------
           TOTAL INVESTMENTS
           (Cost $43,451,599) - 100.21%..........   51,773,388
           Liabilities in excess of other assets,
            net - (0.21)%........................    (106,526)
                                                  ------------
           NET ASSETS - 100%..................... $ 51,666,862
                                                  ------------
           ADR - American Depository Receipt
           +Non-income producing

--------------------------------------------------------------------------------

30
          SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


 NUMBER                                               MARKET
OF SHARES                                             VALUE
---------------------------------------------------------------
          COMMON STOCK - 95.69%
          AEROSPACE/DEFENSE - 0.28%
    9,080 AAR Corp. +............................. $    117,314
    6,190 Kaman Corp., Class A....................       87,279
                                                   ------------
                                                        204,593
                                                   ------------
          AIRLINES - 0.37%
    6,280 Alaska Air Group, Inc. +................      161,647
   14,990 Atlantic Coast Airlines Holdings, Inc. +      110,662
                                                   ------------
                                                        272,309
                                                   ------------
          APPAREL & PRODUCTS - 2.28%
   16,180 Dress Barn, Inc. +......................      273,927
   14,160 Footstar, Inc. +........................       19,116
   36,040 Payless ShoeSource, Inc. +..............      481,134
   10,660 Russell Corp............................      186,976
   33,170 Stein Mart, Inc. +......................      365,865
   19,910 Vans, Inc. +............................      242,106
    4,050 Wolverine World Wide, Inc...............       95,378
                                                   ------------
                                                      1,664,502
                                                   ------------
          APPLIANCES/FURNISHINGS - 2.63%
    7,830 Bassett Furniture Industries, Inc.......      162,003
   23,750 Bush Industries, Inc., Class A +........       60,325
   17,840 CompX International, Inc., Class A......      202,484
   12,340 Furniture Brands International, Inc.....      405,369
   20,490 Griffon Corp. +.........................      460,615
    6,530 Helen of Troy, Ltd. +...................      190,219
    8,550 HON Industries, Inc.....................      322,934
   15,556 Interface, Inc., Class A +..............      117,292
                                                   ------------
                                                      1,921,241
                                                   ------------
          AUTOMOTIVE - 0.85%
   31,260 Cooper Tire & Rubber Co.................      623,637
                                                   ------------
          BANKS - 7.36%
   11,332 Associated Banc-Corp....................      503,027
    7,440 City National Corp......................      462,470
    4,660 Colonial BancGroup, Inc.................       85,884
    8,856 Commerce Bancshares, Inc................      437,575
    3,200 Community Bank Systems, Inc.............      148,320
    5,600 Compass Bancshares, Inc.................      232,848
    3,200 Corus Bankshares, Inc...................      129,952
   10,400 First Commonwealth Financial Corp.......      152,880
   19,030 FirstMerit Corp.........................      504,676

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          BANKS - Continued
    5,775 Fulton Financial Corp................ $    127,108
    5,916 Humboldt Bancorp.....................      104,122
    5,992 Mercantile Bank Corp.................      221,404
    8,530 Mercantile Bankshares Corp...........      384,447
    8,206 North Valley Bancorp.................      140,241
    1,490 Old National Bancorp.................       33,302
    5,890 Silicon Valley Bancshares +..........      201,732
    1,580 Simmons First National Corp., Class A       43,292
    6,850 Susquehanna Bancshares, Inc..........      178,579
   11,750 UMB Financial Corp...................      590,320
    6,430 Washington Trust Bancorp, Inc........      166,151
    7,680 WesBanco, Inc........................      230,861
    7,020 Whitney Holding Corp.................      301,242
                                                ------------
                                                   5,380,433
                                                ------------
          BUILDING MATERIALS - 3.21%
    2,065 Apogee Enterprises, Inc..............       26,040
   16,470 Butler Manufacturing Co..............      367,940
    9,241 Eagle Materials, Inc.................      539,212
   20,840 Lafarge North America, Inc...........      858,191
   10,260 Patrick Industries, Inc..............       94,392
    3,200 Texas Industries, Inc................      113,984
    6,360 Watsco, Inc..........................      174,010
    4,680 York International Corp..............      174,704
                                                ------------
                                                   2,348,473
                                                ------------
          CHEMICAL - 4.13%
    3,150 Albemarle Corp.......................       88,987
   35,690 Ashland, Inc.........................    1,709,908
   16,840 H.B. Fuller Co.......................      459,732
    5,550 Hawkins, Inc.........................       65,157
    8,930 Lubrizol Corp........................      279,152
   15,980 Penford Corp.........................      257,278
    6,670 Stepan Co............................      163,415
                                                ------------
                                                   3,023,629
                                                ------------
          COMMERCIAL SERVICES - 0.67%
   10,350 Cornell Cos., Inc. +.................      127,098
    1,260 Deluxe Corp..........................       49,619
    8,210 Geo Group, Inc. +....................      176,843
    4,060 Healthcare Services Group, Inc.......       92,487
    1,830 Volt Information Sciences, Inc. +....       42,694
                                                ------------
                                                     488,741
                                                ------------

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          CONGLOMERATES - 1.04%
   26,190 Trinity Industries, Inc.......... $    762,129
                                            ------------
          DRUGS - 1.21%
   24,160 D&K Healthcare Resources, Inc....      236,768
   22,160 King Pharmaceuticals, Inc. +.....      427,023
   11,200 Perrigo Co.......................      218,848
                                            ------------
                                                 882,639
                                            ------------
          ELECTRONICS/ELECTRICAL EQUIPMENT - 5.61%
      189 ACT Manufacturing, Inc. +........            2
   32,400 American Power Conversion Corp...      732,888
    4,310 Analogic Corp....................      179,684
    4,830 Belden, Inc......................       95,537
   14,400 Coherent, Inc. +.................      409,536
   25,480 CTS Corp.........................      365,129
   23,240 Cyberoptics Corp. +..............      424,130
   16,000 Intermagnetics General Corp. +...      382,720
   21,370 Kemet Corp. +....................      314,566
    6,280 Park Electrochemical Corp........      167,990
   18,550 Paxar Corp. +....................      258,216
    7,370 Teleflex, Inc....................      380,071
    6,300 Thomas Industries, Inc...........      204,120
   13,040 X-Rite, Inc......................      191,297
                                            ------------
                                               4,105,886
                                            ------------
          FINANCIAL SERVICES - 2.25%
    7,280 Affiliated Managers Group, Inc. +      615,160
   15,930 E*TRADE Group, Inc. +............      227,958
   20,950 Janus Capital Group, Inc.........      358,664
    3,420 Raymond James Financial, Inc.....      130,713
   12,220 Sovereign Bancorp, Inc...........      270,673
    1,750 Stifel Financial Corp............       43,505
                                            ------------
                                               1,646,673
                                            ------------
          FOODS - 0.92%
    4,565 J&J Snack Foods Corp. +..........      215,742
    2,070 Ralcorp Holdings, Inc. +.........       66,468
   15,340 Smithfield Foods, Inc. +.........      392,397
                                            ------------
                                                 674,607
                                            ------------
          FREIGHT - 4.07%
    4,060 Alexander & Baldwin, Inc.........      137,837
    7,740 CNF, Inc.........................      257,355
    3,200 Kirby Corp. +....................      101,760
   27,910 Offshore Logistics, Inc. +.......      641,651

--------------------------------------------------------------------------------

                                                                             31
February 29, 2004
    SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          FREIGHT - Continued
   10,990 Overnite Corp. +................. $    240,681
   10,500 Ryder System, Inc................      386,820
    6,075 SCS Transportation, Inc. +.......      127,879
   11,910 Teekay Shipping Corp.............      794,040
    8,090 USF Corp.........................      285,981
                                            ------------
                                               2,974,004
                                            ------------
          GAS & PIPELINE UTILITIES - 0.32%
    6,710 Atmos Energy Corp................      176,809
    2,520 Cascade Natural Gas Corp.........       53,852
                                            ------------
                                                 230,661
                                            ------------
          HARDWARE & TOOLS - 0.91%
    1,680 Lincoln Electric Holdings, Inc...       43,865
    3,380 Snap-on, Inc.....................      108,160
   13,310 Stanley Works....................      515,496
                                            ------------
                                                 667,521
                                            ------------
          HEALTHCARE - 1.18%
   15,400 Manor Care, Inc..................      545,314
   11,830 RehabCare Group, Inc. +..........      263,218
    1,770 Vital Signs, Inc.................       57,224
                                            ------------
                                                 865,756
                                            ------------
          HOSPITAL SUPPLIES - 0.17%
    3,750 Datascope Corp...................      126,788
                                            ------------
          HOUSEHOLD PRODUCTS - 0.18%
   27,050 Oneida, Ltd......................      133,086
                                            ------------
          HUMAN RESOURCES - 0.33%
    8,020 Kelly Services, Inc., Class A....      237,953
                                            ------------
          INFORMATION PROCESSING -
          HARDWARE - 1.72%
    7,450 Electronics for Imaging, Inc. +..      189,006
    2,000 Interphase Corp. +...............       25,160
   60,290 Optimal Robotics Corp., Class A +      453,381
   14,640 Tech Data Corp. +................      592,481
                                            ------------
                                               1,260,028
                                            ------------
          INFORMATION PROCESSING -
          SERVICES - 1.03%
    8,570 Adaptec, Inc. +..................       78,244
   15,650 Agilysys, Inc....................      208,223
    6,880 Analysts International Corp. +...       20,846

 NUMBER                                            MARKET
OF SHARES                                          VALUE
------------------------------------------------------------
          INFORMATION PROCESSING -
          SERVICES - Continued
   29,950 Braun Consulting, Inc. +............. $     94,343
        1 CycleLogic, Inc. +...................            0
    7,580 Jack Henry & Associates, Inc.........      140,609
    4,850 Micros Systems, Inc. +...............      211,654
                                                ------------
                                                     753,919
                                                ------------
          INFORMATION PROCESSING -
          SOFTWARE - 2.41%
   13,440 Acxiom Corp..........................      261,811
    6,600 Agile Software Corp. +...............       61,908
   35,740 American Management Systems, Inc. +..      546,464
   11,437 Ascential Software Corp. +...........      258,019
   28,930 EPIQ Systems, Inc. +.................      510,036
   15,250 Retek, Inc. +........................      127,490
                                                ------------
                                                   1,765,728
                                                ------------
          INSURANCE - 16.11%
   17,930 Alfa Corp............................      244,027
   12,980 American Medical Security Group,
           Inc. +..............................      306,198
    6,160 Assurant, Inc. +.....................      158,558
    9,570 Astoria Financial Corp...............      386,054
   16,410 Axis Capital Holdings, Ltd...........      500,669
    6,180 Bristol West Holdings Inc. +.........      134,230
   18,800 Ceres Group, Inc. +..................      106,972
    7,640 Commerce Group, Inc..................      355,413
   10,635 Delphi Financial Group, Inc., Class A      414,552
   13,250 Endurance Specialty Holdings, Ltd....      439,768
    5,710 FBL Financial Group, Inc., Class A...      163,363
    8,840 Harleysville Group, Inc..............      172,910
   22,530 Health Net, Inc. +...................      621,828
   36,080 Horace Mann Educators Corp...........      546,251
   57,420 Humana, Inc. +.......................    1,258,647
    5,180 Nationwide Financial Services, Inc.,
           Class A.............................      197,047
    8,835 Old Republic International Corp......      208,506
    9,760 PacifiCare Health Systems, Inc.,
           Class A +...........................      348,432
   61,770 PMI Group, Inc.......................    2,446,092
    6,740 ProAssurance Corp. +.................      227,677
    6,070 Protective Life Corp.................      230,903
   10,318 PXRE Group, Ltd......................      277,657
    8,700 Radian Group, Inc....................      380,190

 NUMBER                                            MARKET
OF SHARES                                          VALUE
---------------------------------------------------------------
          INSURANCE - Continued
   15,780 Reinsurance Group of America, Inc.... $    638,301
   10,570 Selective Insurance Group, Inc.......      390,033
    5,330 StanCorp Financial Group, Inc........      351,514
    9,020 State Auto Financial Corp............      219,989
    5,780 Universal American Financial Corp. +.       60,632
                                                ------------
                                                  11,786,413
                                                ------------
          LEISURE AND TOURISM - 6.02%
    8,940 Action Performance Cos., Inc.........      122,031
   13,830 Arctic Cat, Inc......................      349,346
   13,140 Bob Evans Farms, Inc.................      444,526
    4,640 Brinker International, Inc. +........      174,603
   12,000 Brunswick Corp.......................      472,320
   18,690 California Pizza Kitchen, Inc. +.....      342,961
    7,640 CEC Entertainment, Inc. +............      416,915
   22,680 Jack in the Box, Inc. +..............      564,052
   14,940 Landry's Seafood Restaurants, Inc....      445,959
    9,920 Marcus Corp..........................      173,501
    5,750 Papa John's International, Inc. +....      211,715
   39,680 Prime Hospitality Corp. +............      424,179
   13,080 Steak N Shake Co. +..................      258,984
                                                ------------
                                                   4,401,092
                                                ------------
          MACHINERY - 1.43%
    8,430 Applied Industrial Technologies, Inc.      175,344
      490 Astec Industries, Inc. +.............        6,507
    5,070 Cummins, Inc.........................      250,458
    3,420 Lufkin Industries, Inc...............      104,310
    1,250 NACCO Industries, Inc., Class A......      102,000
    8,630 Stewart & Stevenson Services, Inc....      120,216
    4,400 Tecumseh Products Co., Class A.......      198,132
    2,130 Tennant Co...........................       86,073
                                                ------------
                                                   1,043,040
                                                ------------
          MEDICAL TECHNOLOGY - 0.93%
    2,930 Haemonetics Corp. +..................       84,941
   22,110 Maxim Pharmaceuticals, Inc. +........      210,266
    7,360 West Pharmaceutical Services, Inc....      271,437
    3,190 Zoll Medical Corp. +.................      117,296
                                                ------------
                                                     683,940
                                                ------------
          METALS - 1.94%
   25,170 Brush Engineered Materials, Inc. +...      504,658
    2,370 Harsco Corp..........................      107,669

--------------------------------------------------------------------------------

32
    SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


 NUMBER                                           MARKET
OF SHARES                                         VALUE
----------------------------------------------------------
          METALS - Continued
   23,800 Intermet Corp........................ $  113,288
    2,040 Lawson Products, Inc.................     69,911
   11,570 Mueller Industries, Inc. +...........    373,017
   18,950 Wolverine Tube, Inc. +...............    153,116
    5,660 Worthington Industries, Inc..........     98,088
                                                ----------
                                                 1,419,747
                                                ----------
          MOBILE HOMES - 0.58%
   11,910 Coachmen Industries, Inc.............    196,634
   13,860 National R.V. Holdings, Inc. +.......    143,867
    4,010 Palm Harbor Homes, Inc. +............     83,608
                                                ----------
                                                   424,109
                                                ----------
          MULTIMEDIA - 0.49%
   12,920 Belo Corp............................    360,468
                                                ----------
          OIL AND GAS - 5.53%
    9,560 Forest Oil Corp. +...................    248,082
    6,900 Frontier Oil Corp....................    132,894
    8,460 Newfield Exploration Co. +...........    396,605
   23,040 ONEOK, Inc...........................    511,718
    3,039 Premcor, Inc. +......................     95,577
   29,130 Pride International, Inc. +..........    499,288
    9,590 Seacor Smit, Inc. +..................    422,440
   11,770 Spinnaker Exploration Co. +..........    389,469
   21,110 Tidewater, Inc.......................    701,485
    6,260 Todco, Class A +.....................     93,274
    6,740 Valero Energy Corp...................    404,400
    7,310 Whiting Petroleum Corp. +............    152,779
                                                ----------
                                                 4,048,011
                                                ----------
          PAPER/FOREST PRODUCTS - 1.53%
    2,780 Bemis Co., Inc.......................    142,002
   13,160 Boise Cascade Corp...................    443,492
    7,850 Glatfelter...........................     91,453
    6,760 Temple-Inland, Inc...................    440,414
                                                ----------
                                                 1,117,361
                                                ----------
          PUBLISHING - 0.22%
    9,780 Bowne & Co., Inc.....................    158,436
                                                ----------
          REAL ESTATE INVESTMENT TRUSTS - 2.65%
   11,590 Boykin Lodging Co....................    106,976
    5,240 Brandywine Realty Trust..............    149,340

SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS - Continued
   14,060 Equity Inns, Inc..................... $   129,914
    4,150 First Industrial Realty Trust, Inc...     156,040
   14,170 Great Lakes REIT, Inc................     215,809
   16,310 Highwoods Properties, Inc............     420,309
    1,390 LaSalle Hotel Properties.............      28,425
    3,940 Prentiss Properties Trust............     137,309
   16,120 Summit Properties, Inc...............     358,670
   21,970 Winston Hotels, Inc..................     232,443
                                                -----------
                                                  1,935,235
                                                -----------
          RETAIL - 5.86%
   19,370 BJ's Wholesale Club, Inc. +..........     460,037
    8,710 Bon-Ton Stores, Inc..................     114,624
   23,280 Borders Group, Inc...................     558,720
    4,561 Building Materials Holding Corp......      77,446
    4,820 Copart, Inc. +.......................      94,665
   22,695 Galyans Trading Co., Inc. +..........     194,950
   10,730 Linens 'N Things, Inc. +.............     363,747
   31,190 Rex Stores Corp. +...................     431,046
   19,080 Ruddick Corp.........................     381,409
   16,480 ShopKo Stores, Inc. +................     251,649
   48,780 Toys "R" Us, Inc. +..................     765,846
    3,530 Weis Markets, Inc....................     114,584
    8,328 Zale Corp. +.........................     476,278
                                                -----------
                                                  4,285,001
                                                -----------
          SAVINGS & LOAN - 0.10%
    2,721 Washington Federal, Inc..............      70,637
                                                -----------
          SEMICONDUCTORS - 1.27%
    7,850 Alliance Semiconductor Corp. +.......      60,838
    6,150 Cohu, Inc............................     116,419
    5,000 Dupont Photomasks, Inc. +............     111,100
   45,630 Lattice Semiconductor Corp. +........     471,358
   20,710 Parlex Corp. +.......................     172,307
                                                -----------
                                                    932,022
                                                -----------
          TELECOMMUNICATIONS - 1.44%
   32,810 Advanced Fibre Communications, Inc. +     804,501
       68 MRV Communications, Inc. +...........         280
   25,360 Tellabs, Inc. +......................     245,992
                                                -----------
                                                  1,050,773
                                                -----------

 NUMBER                                                  MARKET
OF SHARES                                                VALUE
------------------------------------------------------------------
           TEXTILE - PRODUCTS - 1.25%
     9,270 G&K Services, Inc., Class A............... $    336,872
    20,900 UniFirst Corp.............................      577,049
                                                      ------------
                                                           913,921
                                                      ------------
           UTILITIES - ELECTRIC - 2.57%
    10,330 Black Hills Corp..........................      316,098
     8,645 MDU Resources Group, Inc..................      200,305
    13,270 PNM Resources, Inc........................      404,204
    27,000 Puget Energy, Inc.........................      607,500
    22,730 Sierra Pacific Resources +................      183,204
    11,230 TECO Energy, Inc..........................      169,236
                                                      ------------
                                                         1,880,547
                                                      ------------
           UTILITIES - GAS, DISTRIBUTION - 0.64%
     9,200 NUI Corp..................................      157,412
    12,500 Vectren Corp..............................      311,375
                                                      ------------
                                                           468,787
                                                      ------------
           TOTAL COMMON STOCK
           (Cost $57,053,707)........................   69,994,476
                                                      ------------
           EXCHANGE-TRADED FUNDS - 1.26%
     5,450 iShares Russell 2000 Value Index Fund
           (Cost $710,092)...........................      924,320
                                                      ------------
   PAR
  VALUE
----------
           REPURCHASE AGREEMENT - 2.90%
$2,120,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.91%, dated
            2/27/04, to be repurchased 3/1/04 in the
            amount of $2,120,161 and collateralized
            by Federal Home Loan Mtg. Corp. Disc.
            Notes, bearing Interest at 1.13%, due
            9/15/04 and having an approximate
            value of $2,186,250
             (Cost $2,120,000).......................    2,120,000
                                                      ------------
           TOTAL INVESTMENTS
           (Cost $59,883,799) - 99.85%...............   73,038,796
           Other assets less liabilities, net - 0.15%      108,472
                                                      ------------
           NET ASSETS - 100% ........................ $ 73,147,268
                                                      ------------
           +Non-income producing

--------------------------------------------------------------------------------

                                                                             33
February 29, 2004
       SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)


 NUMBER                                         MARKET
OF SHARES                                       VALUE
------------------------------------------------------------
          COMMON STOCK - 90.32%
          AIRLINES - 0.18%
    5,480 Delta Air Lines, Inc.............. $     49,210
                                             ------------
          APPAREL & PRODUCTS - 0.85%
    2,393 Gap, Inc..........................       49,774
    2,180 Jones Apparel Group, Inc..........       81,314
    2,150 VF Corp...........................       96,600
                                             ------------
                                                  227,688
                                             ------------
          APPLIANCES/FURNISHINGS - 0.17%
      630 Whirlpool Corp....................       45,952
                                             ------------
          AUTOMOTIVE - 1.27%
      440 Borg-Warner, Inc..................       39,688
    2,630 Danaher Corp......................      235,727
      620 SPX Corp. +.......................       26,040
    3,830 Visteon Corp......................       38,683
                                             ------------
                                                  340,138
                                             ------------
          BANKS - 4.31%
      630 Bank One Corp.....................       34,008
    2,350 Comerica, Inc.....................      135,219
    3,440 FleetBoston Financial Corp........      154,903
    1,410 Mellon Financial Corp.............       45,656
    1,720 National City Corp................       61,404
      780 U.S. Bancorp......................       22,253
    5,390 Wachovia Corp.....................      258,558
    7,680 Wells Fargo & Co..................      440,448
                                             ------------
                                                1,152,449
                                             ------------
          BEVERAGES - 2.07%
   10,180 Coca-Cola Bottling Co.............      508,593
    1,960 Coca-Cola Enterprises, Inc........       45,687
                                             ------------
                                                  554,280
                                             ------------
          BROADCASTING - 1.15%
    1,430 Clear Channel Communications, Inc.       61,547
    8,180 Comcast Corp., Class A +..........      245,727
                                             ------------
                                                  307,274
                                             ------------
          BUILDING MATERIALS - 1.47%
      180 Lafarge North America, Inc........        7,412
    3,280 Lowe's Cos., Inc..................      183,680
    2,500 Masco Corp........................       70,100
    2,810 Vulcan Materials Co...............      132,913
                                             ------------
                                                  394,105
                                             ------------

 NUMBER                                           MARKET
OF SHARES                                         VALUE
--------------------------------------------------------------
          CHEMICAL - 0.70%
    4,210 Ecolab, Inc......................... $    114,975
    2,800 Great Lakes Chemical Corp...........       71,120
                                               ------------
                                                    186,095
                                               ------------
          COMMERCIAL SERVICES - 0.01%
       30 Fluor Corp..........................        1,237
                                               ------------
          CONGLOMERATES - 4.70%
    4,300 3M Co...............................      335,486
   28,340 General Electric Co. @..............      921,617
                                               ------------
                                                  1,257,103
                                               ------------
          DRUGS - 5.87%
    3,800 Abbott Laboratories.................      162,640
      720 Allergan, Inc.......................       63,029
    8,240 Bristol-Myers Squibb Co.............      229,237
    2,490 Eli Lilly & Co......................      184,111
      830 Merck & Co., Inc....................       39,906
   18,880 Pfizer, Inc. @......................      691,952
    1,650 Watson Pharmaceuticals, Inc. +......       75,768
    3,110 Wyeth...............................      122,845
                                               ------------
                                                  1,569,488
                                               ------------
          ELECTRONICS/ELECTRICAL
          EQUIPMENT - 2.46%
    1,680 Agilent Technologies, Inc. +........       57,439
    3,625 American Power Conversion Corp......       81,998
      180 Amphenol Corp., Class A +...........       11,133
       70 AVX Corp............................        1,179
    4,430 Emerson Electric Co.................      276,786
      830 Hawaiian Electric Industries, Inc...       43,949
      580 Mettler-Toledo International, Inc. +       25,520
    4,850 Thermo Electron Corp. +.............      136,139
      660 Waters Corp. +......................       24,380
                                               ------------
                                                    658,523
                                               ------------
          FINANCE COMPANIES - 2.02%
    2,900 Capital One Financial Corp..........      205,088
    7,380 MBNA Corp...........................      201,695
    3,150 SLM Corp............................      131,954
                                               ------------
                                                    538,737
                                               ------------
          FINANCIAL SERVICES - 6.84%
      630 American Express Co.................       33,655
      440 Charles Schwab Corp.................        5,386
   16,080 Citigroup, Inc. @...................      808,181

 NUMBER                                               MARKET
OF SHARES                                             VALUE
------------------------------------------------------------------
          FINANCIAL SERVICES - Continued
    2,180 Fannie Mae.............................. $    163,282
    2,380 Freddie Mac.............................      147,369
      870 Goldman Sachs Group, Inc................       92,107
   10,798 JP Morgan Chase & Co....................      442,934
      140 Lehman Brothers Holdings, Inc...........       12,139
    2,010 Merrill Lynch & Co., Inc................      123,032
        4 Piper Jaffray Cos. +....................          206
                                                   ------------
                                                      1,828,291
                                                   ------------
          FOODS - 0.92%
    3,120 General Mills, Inc......................      143,458
    1,740 H J Heinz Co............................       66,485
      650 Wm. Wrigley Jr. Co......................       36,556
                                                   ------------
                                                        246,499
                                                   ------------
          FREIGHT - 0.68%
    2,580 United Parcel Service, Inc., Class B....      182,225
                                                   ------------
          HARDWARE & TOOLS - 0.59%
    2,240 Black & Decker Corp.....................      115,450
    1,070 Stanley Works...........................       41,441
                                                   ------------
                                                        156,891
                                                   ------------
          HEALTHCARE - 0.92%
    1,700 Anthem, Inc. +..........................      146,115
    3,600 McKesson Corp...........................       98,316
       70 Medco Health Solutions, Inc. +..........        2,286
                                                   ------------
                                                        246,717
                                                   ------------
          HEAVY DUTY TRUCKS/PARTS - 0.27%
    3,430 Dana Corp...............................       73,368
                                                   ------------
          HOSPITAL SUPPLIES - 2.78%
    1,400 AmerisourceBergen Corp..................       81,242
    3,570 Becton, Dickinson and Co................      173,681
    2,560 Boston Scientific Corp. +...............      104,576
    1,830 Cardinal Health, Inc....................      119,371
    4,920 Johnson & Johnson.......................      265,237
                                                   ------------
                                                        744,107
                                                   ------------
          HOUSEHOLD PRODUCTS - 3.77%
       30 American Greetings Corp., Class A +.....          680
    2,060 Colgate-Palmolive Co....................      114,227
    6,540 Gillette Co.............................      251,725
    3,290 International Flavors & Fragrances, Inc.      120,381

--------------------------------------------------------------------------------

34
 SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
          HOUSEHOLD PRODUCTS - Continued
    5,070 Procter & Gamble Co.................... $    519,726
                                                  ------------
                                                     1,006,739
                                                  ------------
          INFORMATION PROCESSING -
          HARDWARE - 4.43%
    1,890 Apple Computer, Inc. +.................       45,228
    8,150 Dell, Inc. +...........................      266,097
   10,490 Hewlett-Packard Co.....................      238,228
    4,690 International Business Machines Corp...      452,585
    2,140 Lexmark International, Inc., Class A +.      176,101
      960 Sun Microsystems, Inc. +...............        5,126
                                                  ------------
                                                     1,183,365
                                                  ------------
          INFORMATION PROCESSING -
          SERVICES - 2.44%
      540 Adobe Systems, Inc.....................       20,110
      440 Ceridian Corp. +.......................        8,329
    2,820 eBay, Inc. +...........................      194,185
    2,478 First Data Corp........................      101,548
    3,920 Fiserv, Inc. +.........................      151,351
    2,340 SunGard Data Systems, Inc. +...........       68,024
    1,930 Symantec Corp. +.......................       79,400
    2,090 Unisys Corp. +.........................       29,532
                                                  ------------
                                                       652,479
                                                  ------------
          INFORMATION PROCESSING -
          SOFTWARE - 3.72%
   29,130 Microsoft Corp.@.......................      771,945
   15,080 Oracle Corp. +.........................      194,231
    1,290 PeopleSoft, Inc. +.....................       27,838
                                                  ------------
                                                       994,014
                                                  ------------
          INSURANCE - 7.83%
    1,630 Aetna, Inc.............................      131,688
    7,170 AFLAC, Inc.............................      291,174
    6,770 Allstate Corp..........................      308,915
    1,349 American International Group, Inc. #...       99,826
    1,400 Chubb Corp.............................       99,372
    1,870 Hartford Financial Services Group, Inc.      122,485
    3,880 John Hancock Financial Services, Inc...      163,503
    3,520 Lincoln National Corp..................      163,433
    3,920 Marsh & McLennan Cos., Inc.............      188,121
      950 PMI Group, Inc.........................       37,620
      420 Safeco Corp............................       18,900

 NUMBER                                        MARKET
OF SHARES                                      VALUE
--------------------------------------------------------
          INSURANCE - Continued
    2,690 St. Paul Cos., Inc............... $    114,971
      910 Torchmark Corp...................       47,429
    3,670 UnitedHealth Group, Inc..........      227,540
      720 Wellpoint Health Networks, Inc.,
           Class A +.......................       78,314
                                            ------------
                                               2,093,291
                                            ------------
          LEISURE AND TOURISM - 1.83%
      140 Electronic Arts, Inc. +..........        6,602
    2,050 Harley-Davidson, Inc.............      108,896
      700 Hasbro, Inc......................       15,309
    4,040 Mattel, Inc......................       76,760
    9,950 McDonald's Corp..................      281,585
                                            ------------
                                                 489,152
                                            ------------
          MACHINERY - 1.44%
    5,470 Crane Co.........................      175,806
    2,030 Dover Corp.......................       79,556
    1,630 Illinois Tool Works, Inc.........      129,617
                                            ------------
                                                 384,979
                                            ------------
          MEDICAL - BIOMEDICAL/GENE - 0.89%
    3,750 Amgen, Inc. +....................      238,238
                                            ------------
          MEDICAL TECHNOLOGY - 0.02%
       60 Quest Diagnostics, Inc...........        4,972
                                            ------------
          MULTIMEDIA - 2.52%
   17,900 Time Warner, Inc. +@.............      308,775
    4,170 Viacom, Inc., Class B............      160,378
    7,740 Walt Disney Co...................      205,342
                                            ------------
                                                 674,495
                                            ------------
          OIL AND GAS - 1.93%
      800 Cooper Cameron Corp. +...........       35,376
    1,240 Diamond Offshore Drilling, Inc...       31,012
    4,330 Halliburton Co...................      138,387
    3,020 Helmerich & Payne, Inc...........       89,755
      870 ONEOK, Inc.......................       19,323
    2,680 Tidewater, Inc...................       89,056
    3,810 Transocean, Inc. +...............      112,319
                                            ------------
                                                 515,228
                                            ------------
          PAPER/FOREST PRODUCTS - 0.36%
      540 Boise Cascade Corp...............       18,198
    3,180 Louisiana-Pacific Corp...........       78,641
                                            ------------
                                                  96,839
                                            ------------

 NUMBER                                             MARKET
OF SHARES                                           VALUE
-------------------------------------------------------------
          PUBLISHING - 0.67%
    3,590 Tribune Co............................ $    179,285
                                                 ------------
          RAILROADS & EQUIPMENT - 0.99%
    2,520 CSX Corp..............................       79,456
    8,390 Norfolk Southern Corp.................      185,922
                                                 ------------
                                                      265,378
                                                 ------------
          RETAIL - 5.02%
    2,500 Bed Bath & Beyond, Inc. +.............      102,200
      830 Best Buy Co., Inc.....................       44,198
    2,690 Dollar General Corp...................       58,884
    2,640 Home Depot, Inc.......................       95,858
      830 Kohl's Corp. +........................       42,745
    2,500 RadioShack Corp.......................       86,400
    6,240 Staples, Inc. +.......................      163,613
    3,220 Target Corp...........................      141,551
   10,200 Wal-Mart Stores, Inc..................      607,512
                                                 ------------
                                                    1,342,961
                                                 ------------
          SCHOOLS - 0.41%
    1,430 Apollo Group, Inc., Class A +.........      108,895
                                                 ------------
          SEMICONDUCTORS - 3.89%
   10,970 Applied Materials, Inc. +.............      233,003
   21,040 Intel Corp............................      614,999
      320 KLA-Tencor Corp. +....................       16,896
    1,510 LSI Logic Corp. +.....................       15,251
      790 Maxim Integrated Products, Inc........       39,429
    2,330 National Semiconductor Corp. +........       91,709
      960 Texas Instruments, Inc................       29,424
                                                 ------------
                                                    1,040,711
                                                 ------------
          TELECOMMUNICATIONS - 4.79%
    1,180 Alltel Corp...........................       61,124
    4,440 BellSouth Corp........................      122,366
   18,700 Cisco Systems, Inc. +.................      431,970
   15,180 Motorola, Inc.........................      280,071
    7,860 Nextel Communications, Inc., Class A +      208,212
    4,620 Verizon Communications, Inc...........      177,085
                                                 ------------
                                                    1,280,828
                                                 ------------
          UTILITIES - ELECTRIC - 2.13%
    2,360 Duquesne Light Holdings, Inc..........       47,035
    1,650 NiSource, Inc.........................       35,822
    2,510 OGE Energy Corp.......................       64,632

--------------------------------------------------------------------------------

                                                                             35
February 29, 2004
 SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


 NUMBER                                           MARKET
OF SHARES                                         VALUE
-----------------------------------------------------------
          UTILITIES - ELECTRIC - Continued
    7,100 Puget Energy, Inc.................... $   159,750
   17,350 TECO Energy, Inc.....................     261,463
                                                -----------
                                                    568,702
                                                -----------
          UTILITIES - GAS, DISTRIBUTION - 0.39%
    1,760 AGL Resources, Inc...................      50,477
    1,380 KeySpan Corp.........................      52,440
                                                -----------
                                                    102,917
                                                -----------
          UTILITIES - GAS, PIPELINE - 0.62%
    6,510 National Fuel Gas Co.................     164,703
                                                -----------
          TOTAL COMMON STOCK
          (Cost $23,307,550)...................  24,148,548
                                                -----------
   PAR
  VALUE
---------
          SHORT-TERM INVESTMENTS - 1.78%
          U.S. TREASURY BILLS - 1.78%
          U.S. Treasury Bills:
 $ 40,000   0.87% due 3/4/04 @.................      39,997
  120,000   0.85% due 4/15/04 @................     119,873
   20,000   0.84% due 4/8/04 @.................      19,982
  125,000   0.84% due 4/15/04 @................     124,869
   20,000   0.83% due 3/25/04 @................      19,989
   10,000   0.82% due 3/18/04 @................       9,996
   90,000   0.82% due 4/8/04 @.................      89,922
   25,000   0.80% due 3/18/04 @................      24,991
   15,000   0.78% due 3/18/04 @................      14,994
   10,000   0.77% due 3/18/04 @................       9,996
                                                -----------
          TOTAL SHORT-TERM INVESTMENTS
          (Cost $474,609)......................     474,609
                                                -----------

SEE NOTES TO FINANCIAL STATEMENTS

   PAR                                                MARKET
  VALUE                                               VALUE
---------------------------------------------------------------
           REPURCHASE AGREEMENT - 6.93%
$1,852,000 Agreement with State Street Bank & Trust
            Co., bearing interest at 0.91%, dated
            2/27/04, to be repurchased 3/01/04 in
            the amount of $1,852,140 and
            collateralized by Federal National
            Mortgage Assoc. Notes, bearing interest
            at 7.00%, due 7/15/05 and having an
            approximate value of $1,912,819
             (cost $1,852,000)..................... $ 1,852,000
                                                    -----------
           TOTAL INVESTMENTS
           (Cost $25,634,159) - 99.03%.............  26,475,157
           Other assets less liabilities,
            net - 0.97%............................     259,964
                                                    -----------
           NET ASSETS - 100%....................... $26,735,121
                                                    -----------
           ADR - American Depository Receipt
           +Non-income producing
           #Security represents an investment in an
            affiliated company.
           @The security or a portion thereof
            represents collateral for open futures
            contracts.

        OPEN FUTURES CONTRACTS

 Number
   of                          Expiration  Value at     Value as of     Unrealized
Contracts     Description         Date    Trade Date February 29, 2004 Appreciation
-----------------------------------------------------------------------------------
 50 Long  E-Mini S&P 500 Index March 2004 $2,809,434    $2,861,500       $52,066
10 Short  E-Mini S&P 500 Index  June 2004    572,375       571,800           575
                                                                         -------
                                                                         $52,641
                                                                         -------

--------------------------------------------------------------------------------

36
           STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)
                                                              February 29, 2004


    PAR                                             MARKET
   VALUE                                            VALUE
-------------------------------------------------------------
               CORPORATE BONDS - 34.94%
               ADVERTISING - 0.11%
$    75,000    Affinity Group, Inc.:
                 9.00% due 2/15/12 *............ $     77,250
                                                 ------------
               AEROSPACE/DEFENSE - 0.00%
     25,000    Condor Systems, Inc.:
                 11.88% due 5/1/09 + /(1) (2)/..        1,750
                                                 ------------
               AIRLINES - 1.43%
               American Airlines, Inc.:
    150,000      7.80% due 10/1/06..............      145,037
    100,000      6.82% due 5/23/11..............       96,477
               Atlas Air, Inc.:
     64,965      8.71% due 1/2/20...............       62,444
    265,237      7.63% due 1/2/15...............      143,586
     66,550      7.20% due 1/2/19...............       63,378
     75,000      6.88% due 1/2/11...............       69,138
               Continental Airlines, Inc.:
     93,031      8.31% due 10/2/19..............       88,037
     23,402      7.73% due 3/15/11..............       20,446
     70,762      6.95% due 8/2/09...............       63,571
     83,286      6.90% due 1/2/18...............       83,708
    104,355    Delta Air Lines, Inc.:
                 7.78% due 1/2/12...............       89,221
               United Air Lines, Inc.:
     21,158      7.78% due 1/1/14...............       19,299
     35,000      7.73% due 7/1/10...............       32,284
                                                 ------------
                                                      976,626
                                                 ------------
               APPAREL & PRODUCTS - 0.04%
     25,000    Warnaco, Inc.:
                 8.88% due 6/15/13..............       26,625
                                                 ------------
               AUTOMOTIVE - 0.32%
     25,000    Diamond Triumph Auto Glass, Inc.:
                 9.25% due 4/1/08...............       22,500
     50,000    Eagle-Picher Industries, Inc.:
                 9.75% due 9/1/13...............       55,000
    150,000    Exide Technologies:
                 10.00% due 4/15/05 + /(1) (7)/.       32,250
     50,000    General Motors Corp.:
                 7.13% due 7/15/13..............       54,580

    PAR                                                 MARKET
   VALUE                                                VALUE
-----------------------------------------------------------------
               AUTOMOTIVE - Continued
$    50,000    Pep Boys-Manny, Moe & Jack:
                 6.92% due 7/7/06................... $     52,000
     25,000    Venture Holdings Trust:
                 11.00% due 6/1/07 + /(1) (7)/......          875
                                                     ------------
                                                          217,205
                                                     ------------
               BEVERAGES - 0.08%
     50,000    Cott Beverages USA, Inc.:
                 8.00% due 12/15/11.................       54,625
                                                     ------------
               BROADCASTING - 4.42%
     25,000    CF Cable TV, Inc.:
                 9.13% due 7/15/07..................       26,375
               Charter Communications Holdings, LLC:
    325,000      11.13% due 1/15/11.................      288,437
    225,000      10.75% due 10/1/09.................      198,000
     75,000      10.25% due 1/15/10.................       65,063
     25,000      10.00% due 5/15/11.................       21,125
    350,000      9.63% due 11/15/09.................      298,375
    250,000      9.92% due 4/1/11 /(3)/.............      206,875
               CSC Holdings, Inc.:
    125,000      10.50% due 5/15/16.................      143,437
    375,000      7.88% due 2/15/18..................      420,000
    175,000      7.63% due 7/15/18..................      192,500
    350,000    Insight Communications Co., Inc.:
                 12.25% due 2/15/11 /(3)/...........      301,000
    100,000    Paxson Communications Corp.:
                 12.25% due 1/15/09 /(3)/...........       85,000
    205,000    Pegasus Satellite Commerce, Inc.:
                 11.25% due 1/15/10 *...............      182,450
    125,000    Rogers Cablesystems, Ltd.:
                 11.00% due 12/1/15.................      145,313
     25,000    Salem Communications Holding Corp.:
                 9.00% due 7/1/11...................       27,281
     50,000    Susquehanna Media Co.:
                 7.38% due 4/15/13..................       53,063
    175,000    Telenet Group Holding NV:
                 11.50% due 6/15/14 * /(3)/.........      108,500
               Young Broadcasting, Inc.:
    175,000      10.00% due 3/1/11..................      187,250
     75,000      8.75% due 1/15/14 *................       77,625
                                                     ------------
                                                        3,027,669
                                                     ------------

    PAR                                                 MARKET
   VALUE                                                VALUE
-----------------------------------------------------------------
               BUILDING MATERIALS - 0.28%
$   125,000    Associated Materials, Inc.:
                 11.25% due 3/1/14 /(3) /*.......... $     72,384
     25,000    Erico International Corp.:
                 8.88% due 3/1/12 *.................       26,000
     50,000    MMI Products, Inc.:
                 11.25% due 4/15/07.................       40,000
     50,000    North American Energy Partners, Inc.:
                 8.75% due 12/1/11 *................       51,750
                                                     ------------
                                                          190,134
                                                     ------------
               CHEMICAL - 0.79%
     75,000    Equistar Chemicals, LP:
                 10.63% due 5/1/11..................       81,375
               Huntsman International, LLC:
    100,000      10.13% due 7/1/09..................      120,682
    115,000      9.88% due 3/1/09...................      126,500
     75,000    Huntsman, LLC:
                 11.63% due 10/15/10 *..............       78,375
     70,000    Rockwood Specialties Group, Inc.:
                 10.63% due 5/15/11.................       77,700
     50,000    Westlake Chemical Corp.:
                 8.75% due 7/15/11..................       54,500
                                                     ------------
                                                          539,132
                                                     ------------
               COMMERCIAL SERVICES - 0.70%
     75,000    Crown Cork & Seal Co., Inc.:
                 8.00% due 4/15/23..................       71,625
     60,000    Crown European Holdings SA:
                 10.88% due 3/1/13..................       69,900
     75,000    Hydrochem Industrial Services, Inc.:
                 10.38% due 8/1/07..................       75,000
     50,000    Mobile Mini, Inc.:
                 9.50% due 7/1/13...................       55,125
    125,000    Monitronics International, Inc.:
                 11.75% due 9/1/10 *................      131,250
     50,000    Owens Brockway Glass Container, Inc.:
                 7.75% due 5/15/11..................       53,000
     25,000    Petroleum Helicopters, Inc.:
                 9.38% due 5/1/09...................       27,250
                                                     ------------
                                                          483,150
                                                     ------------

--------------------------------------------------------------------------------

                                                                             37
February 29, 2004
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                                  MARKET
   VALUE                                                 VALUE
---------------------------------------------------------------------
            CONGLOMERATES - 0.07%
$    50,000 Foamex, LP:
              10.75% due 4/1/09...................... $     46,625
                                                      ------------
            ELECTRONICS/ELECTRICAL
            EQUIPMENT - 0.31%
     50,000 Pioneer Standard Electronics, Inc.:
              9.50% due 8/1/06.......................       51,563
     25,000 Sanmina-SCI Corp.:
              10.38% due 1/15/10.....................       29,125
            Xerox Corp.:
     50,000   7.63% due 6/15/13......................       53,250
     50,000   7.20% due 4/1/16.......................       51,500
     25,000   7.13% due 6/15/10......................       26,500
                                                      ------------
                                                           211,938
                                                      ------------
            FERTILIZERS - 0.22%
            IMC Global, Inc.:
     50,000   11.25% due 6/1/11......................       59,250
     25,000   11.25% due 6/1/11......................       29,625
     50,000   10.88% due 8/1/13 *....................       62,000
                                                      ------------
                                                           150,875
                                                      ------------
            FINANCE COMPANIES - 0.31%
     58,428 Jet Equipment Trust:
              8.24% due 5/1/15 + * /(1)/.............       45,647
     50,000 United States West Capital Funding, Inc.:
              6.88% due 7/15/28......................       38,500
    125,000 Worldspan Financing Corp.:
              9.63% due 6/15/11......................      128,125
                                                      ------------
                                                           212,272
                                                      ------------
            FINANCIAL SERVICES - 4.62%
    245,000 Alamosa Delaware, Inc.:
              12.00% due 7/31/09 /(3)/...............      222,950
    100,000 American Tower Escrow Corp.:
              zero coupon due 8/1/08.................       70,000
    400,000 Athena Neurosciences Finance, LLC:
              7.25% due 2/21/08......................      392,000
    150,000 Bear Island Paper Co., LLC:
              10.00% due 12/1/07.....................      132,000
     75,000 Bluewater Finance, Ltd.:
              10.25% due 2/15/12.....................       80,250

    PAR                                                      MARKET
   VALUE                                                     VALUE
----------------------------------------------------------------------
               FINANCIAL SERVICES - Continued
$   300,000    Chukchansi Economic Development Auth.:
                 14.50% due 6/15/09 *.................... $    357,000
     25,000    Couche Tard US, LP:
                 7.50% due 12/15/13 *....................       26,750
     75,000    Eircom Funding:
                 8.25% due 8/15/13.......................       83,250
    105,000    ESI Tractebel Acquisition Corp.:
                 7.99% due 12/30/11......................      109,200
     25,000    Huntsman Advanced Materials, LLC:
                 11.00% due 7/15/10 *....................       28,125
     25,000    Insight Midwest, LP/Insight Capital, Inc.:
                 9.75% due 10/1/09.......................       26,313
     50,000    IOS Capital, LLC:
                 7.25% due 6/30/08.......................       52,750
     25,000    KRATON Polymers, LLC:
                 8.13% due 1/15/14 *.....................       26,562
               LaBranche & Co., Inc.:
    100,000      12.00% due 3/2/07.......................      104,250
     25,000      9.50% due 8/15/04.......................       25,375
    225,000    Madison River Capital, LLC:
                 13.25% due 3/1/10.......................      247,500
    200,000    Nexstar Finance Holdings, LLC:
                 11.38% due 4/1/13 /(3)/.................      145,000
     50,000    PCA, LLC/PCA Finance Corp:
                 11.88% due 8/1/09.......................       55,500
               PDVSA Finance, Ltd.:
     50,000      8.50% due 11/16/12......................       47,375
    150,000      6.80% due 11/15/08......................      143,250
    100,000    PX Escrow Corp.:
                 9.63% due 2/1/06 /(3)/..................       82,500
               Qwest Capital Funding, Inc.:
    225,000      7.90% due 8/15/10.......................      208,125
    100,000      7.75% due 2/15/31.......................       83,500
    225,000      7.63% due 8/3/21........................      190,125
     25,000      7.25% due 2/15/11.......................       22,375
               Terra Capital, Inc.:
    100,000      12.88% due 10/15/08.....................      119,000
     75,000      11.50% due 6/1/10.......................       82,125
                                                          ------------
                                                             3,163,150
                                                          ------------

    PAR                                                 MARKET
   VALUE                                                VALUE
-----------------------------------------------------------------
               FOODS - 0.08%
$    25,000    Del Monte Corp.:
                 8.63% due 12/15/12................. $     27,625
     75,000    Fleming Cos., Inc.:
                 10.63% due 7/31/07 + /(1) (7)/.....          188
     25,000    Smithfield Foods, Inc.:
                 8.00% due 10/15/09.................       27,281
                                                     ------------
                                                           55,094
                                                     ------------
               HEALTHCARE - 0.42%
     25,000    Genesis Healthcare Corp.:
                 8.00% due 10/15/13 *...............       26,625
     50,000    Inverness Medical Innovations, Inc.:
                 8.75% due 2/15/12 *................       51,000
     25,000    National Nephrology Associates, Inc.:
                 9.00% due 11/1/11 *................       29,000
     25,000    Pediatric Services of America, Inc.:
                 10.00% due 4/15/08 /(2)/...........       25,000
     75,000    Psychiatric Solutions, Inc.:
                 10.63% due 6/15/13.................       84,750
     75,000    Tenet Healthcare Corp.:
                 5.00% due 7/1/07...................       69,563
                                                     ------------
                                                          285,938
                                                     ------------
               HEAVY DUTY TRUCKS/PARTS - 0.21%
    120,000    Dana Corp.:
                 9.00% due 8/15/11..................      144,000
                                                     ------------
               HOSPITAL MANAGEMENT - 0.46%
    100,000    HCA, Inc.:
                 6.95% due 5/1/12...................      110,043
               IASIS Healthcare Corp.:
     50,000      13.00% due 10/15/09................       56,000
     50,000      8.50% due 10/15/09.................       53,500
               Tenet Healthcare Corp.:
     25,000      7.38% due 2/1/13...................       23,125
     25,000      6.50% due 6/1/12...................       22,062
     50,000    Triad Hospitals, Inc.:
                 7.00% due 11/15/13 *...............       51,750
                                                     ------------
                                                          316,480
                                                     ------------
               HOSPITAL SUPPLIES - 0.12%
     75,000    Universal Hospital Services, Inc.:
                 10.13% due 11/1/11 *...............       80,063
                                                     ------------

--------------------------------------------------------------------------------

38
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


    PAR                                            MARKET
   VALUE                                           VALUE
---------------------------------------------------------------
            HOUSEHOLD PRODUCTS - 0.19%
$   125,000 Jostens Holding Corp.:
              10.25% due 12/1/13 * /(3)/....... $     82,500
     50,000 Royster-Clark, Inc.:
              10.25% due 4/1/09................       48,125
                                                ------------
                                                     130,625
                                                ------------
            INSURANCE - 0.32%
    125,000 Crum & Forster Holdings Corp.:
              10.38% due 6/15/13 *.............      141,250
     75,000 Fairfax Financial Holdings, Ltd.:
              8.25% due 10/1/15................       75,750
                                                ------------
                                                     217,000
                                                ------------
            LEISURE AND TOURISM - 1.06%
     75,000 Courtyard by Marriott II:
              10.75% due 2/1/08................       75,094
    200,000 Hollywood Casino Corp.:
              13.00% due 8/1/06 + /(1)/........      130,000
     25,000 John Q Hammons Hotels, Inc.:
              8.88% due 5/15/12................       27,312
     75,000 Mandalay Resort Group:
              6.38% due 12/15/11 *.............       77,625
     25,000 Prime Hospitality Corp.:
              8.38% due 5/1/12.................       26,000
     75,000 Riviera Holdings Corp.:
              11.00% due 6/15/10...............       78,750
     75,000 Steinway Musical Instruments, Inc.:
              8.75% due 4/15/11................       80,250
     50,000 Tricon Global Restaurants, Inc.:
              8.88% due 4/15/11................       61,750
     74,000 Waterford Gaming, LLC:
              8.63% due 9/15/12 *..............       79,180
     75,000 Wynn Las Vegas, LLC:
              12.00% due 11/1/10...............       90,000
                                                ------------
                                                     725,961
                                                ------------
            MACHINERY - 0.16%
     50,000 Briggs & Stratton Corp.:
              8.88% due 3/15/11................       59,250
     50,000 Dresser, Inc.:
              9.38% due 4/15/11................       54,000
                                                ------------
                                                     113,250
                                                ------------

    PAR                                                MARKET
   VALUE                                               VALUE
-------------------------------------------------------------------
               METALS - 0.42%
$    85,000    CSN Islands VII Corp.:
                 10.75% due 9/12/08 *.............. $     90,100
    125,000    CSN Islands VIII Corp.:
                 9.75% due 12/16/13 *..............      118,438
     50,000    Freeport McMoRan Resources:
                 7.00% due 2/15/08.................       51,750
     75,000    Renco Metals, Inc.:
                 11.50% due 7/1/03 + /(2) (7) (8)/.            0
     25,000    Ryerson Tull, Inc.:
                 9.13% due 7/15/06.................       25,500
                                                    ------------
                                                         285,788
                                                    ------------
               MISCELLANEOUS - 0.18%
               Doane Pet Care Co.:
     50,000      10.75% due 3/1/10.................       51,875
     25,000      9.75% due 5/15/07.................       22,750
     50,000    Overseas Shipholding Group, Inc.:
                 7.50% due 2/15/24.................       49,750
                                                    ------------
                                                         124,375
                                                    ------------
               MULTIMEDIA - 0.16%
     50,000    Haights Cross Operating Co.:
                 11.75% due 8/15/11 *..............       54,250
     50,000    Shaw Communications, Inc.:
                 7.25% due 4/6/11..................       55,875
                                                    ------------
                                                         110,125
                                                    ------------
               OIL AND GAS - 3.16%
               Chesapeake Energy Corp.:
     25,000      9.00% due 8/15/12.................       28,812
     25,000      7.75% due 1/15/15.................       27,312
     25,000      7.50% due 9/15/13.................       27,313
     25,000      6.88% due 1/15/16.................       25,844
    125,000    Citgo Petroleum Corp.:
                 11.38% due 2/1/11.................      148,750
     75,000    Colorado Interstate Gas Co.:
                 6.85% due 6/15/37.................       77,250
     50,000    Dynegy Holdings, Inc.:
                 8.75% due 2/15/12.................       47,750
     75,000    Dynegy-Roseton Danskammer:
                 7.67% due 11/8/16.................       70,500

    PAR                                           MARKET
   VALUE                                          VALUE
-----------------------------------------------------------
               OIL AND GAS - Continued
$   200,000    El Paso Production Holding Co.:
                 7.75% due 6/1/13............. $    188,000
     50,000    Encore Acquisition Co.:
                 8.38% due 6/15/12............       53,500
     50,000    Exco Resources, Inc.:
                 7.25% due 1/15/11 *..........       51,375
     25,000    Frontier Oil Corp.:
                 11.75% due 11/15/09..........       27,813
               Hanover Compressor Co.:
     25,000      8.63% due 12/15/10...........       26,250
    200,000      zero coupon due 3/31/07......      151,500
     85,000    Hilcorp Energy, LP:
                 10.50% due 9/1/10 *..........       94,775
    100,000    KCS Energy, Inc.:
                 8.88% due 1/15/06............      102,000
    625,000    NGC Corp. Capital Trust:
                 8.32% due 6/1/27.............      506,250
     49,391    Oslo Seismic Services, Inc.:
                 8.28% due 6/1/11.............       50,132
    175,000    Trico Marine Services, Inc.:
                 8.88% due 5/15/12............      114,625
     25,000    Universal Compression, Inc.:
                 7.25% due 5/15/10............       26,750
     75,000    Westport Resources Corp.:
                 8.25% due 11/1/11............       82,875
    225,000    Williams Cos., Inc.:
                 7.13% due 9/1/11.............      234,000
                                               ------------
                                                  2,163,376
                                               ------------
               PAPER/FOREST PRODUCTS - 0.71%
     21,000    Constar International, Inc.:
                 11.00% due 12/1/12...........       17,430
               Georgia-Pacific Corp.:
     75,000      9.13% due 7/1/22.............       77,062
    100,000      8.63% due 4/30/25............      102,000
    170,000      7.38% due 7/15/08............      183,600
     50,000    Pliant Corp.:
                 11.13% due 6/15/09 * /(3)/...       40,000
    100,000    Speciality Paperboard, Inc.:
                 9.38% due 10/15/06 /(1) (7)/.       68,000
                                               ------------
                                                    488,092
                                               ------------

--------------------------------------------------------------------------------

                                                                             39
February 29, 2004
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


    PAR                                             MARKET
   VALUE                                            VALUE
-------------------------------------------------------------
               POLLUTION CONTROL - 0.28%
               Allied Waste North America, Inc.:
$    50,000      9.25% due 9/1/12............... $     56,375
    125,000      7.88% due 4/15/13..............      135,625
                                                 ------------
                                                      192,000
                                                 ------------
               PUBLISHING - 0.10%
     68,000    American Lawyer Media, Inc.:
                 9.75% due 12/15/07.............       65,620
                                                 ------------
               REAL ESTATE - 0.04%
     25,000    LNR Property Corp.:
                 7.63% due 7/15/13..............       26,500
                                                 ------------
               REAL ESTATE INVESTMENT TRUSTS -
               0.53%
     50,000    Host Marriott, LP:
                 7.13% due 11/1/13..............       51,625
     75,000    National Health Investors, Inc.:
                 7.30% due 7/16/07..............       75,000
     25,000    Omega Healthcare Investors, Inc.:
                 6.95% due 8/1/07...............       25,156
     40,000    RFS Partnership, LP:
                 9.75% due 3/1/12...............       42,800
    150,000    Senior Housing Properties Trust:
                 8.63% due 1/15/12..............      168,000
                                                 ------------
                                                      362,581
                                                 ------------
               RETAIL - 0.86%
     25,000    General Nutrition Centers, Inc.:
                 8.50% due 12/1/10 *............       26,031
    150,000    JC Penney Co., Inc.:
                 6.88% due 10/15/15.............      159,375
     50,000    MTS, Inc.:
                 9.38% due 5/1/05 + /(1) (7)/...        9,500
     75,000    Rent-Way, Inc.:
                 11.88% due 6/15/10.............       83,625
               Rite Aid Corp.:
     50,000      9.50% due 2/15/11..............       55,750
     75,000      7.70% due 2/15/27..............       70,875
     50,000    Saks, Inc.:
                 9.88% due 10/1/11..............       60,000

    PAR                                           MARKET
   VALUE                                          VALUE
-----------------------------------------------------------
            RETAIL - Continued
$    75,000 Suburban Propane Partners, LP:
              6.88% due 12/15/13 *............ $     76,875
     50,000 Vitro SA de CV:
              11.75% due 11/1/13 *............       48,250
                                               ------------
                                                    590,281
                                               ------------
            SCHOOLS - 0.03%
     21,000 KinderCare Learning Centers, Inc.:
              9.50% due 2/15/09...............       21,332
                                               ------------
            SEMICONDUCTORS - 0.20%
     75,000 Amkor Technology, Inc.:
              7.75% due 5/15/13...............       78,375
     50,000 ON Semiconductor Corp.:
              12.00% due 3/15/10..............       61,500
                                               ------------
                                                    139,875
                                               ------------
            TELECOMMUNICATIONS - 5.07%
    400,000 Airgate PCS, Inc.:
              13.50% due 10/1/09 /(3)/........      370,000
    175,000 Alaska Communications Systems Holdings, Inc.:
              9.38% due 5/15/09...............      174,125
     25,000 American Cellular Corp.:
              10.00% due 8/1/11...............       25,125
            Cincinnati Bell Telephone Co.:
    125,000   7.20% due 11/29/23..............      125,000
     25,000   7.18% due 12/15/23..............       25,000
    100,000 Dobson Communications Corp.:
              10.88% due 7/1/10...............       95,500
    325,000 Fairpoint Communications, Inc.:
              9.50% due 5/1/08................      321,750
    300,000 LCI International, Inc.:
              7.25% due 6/15/07...............      276,000
            Nextel Communications, Inc.:
    100,000   7.38% due 8/1/15................      107,750
    275,000   6.88% due 10/31/13..............      293,562
            PanAmSat Corp.:
     25,000   8.50% due 2/1/12................       26,000
     50,000   6.38% due 1/15/08...............       51,000

    PAR                                                 MARKET
   VALUE                                                VALUE
-----------------------------------------------------------------
            TELECOMMUNICATIONS - Continued
$    50,000 Pegasus Satellite Communication, Inc.:
              13.50% due 3/1/07 /(3)/............... $     41,250
     25,000 Rogers Wireless, Inc.:
              9.63% due 5/1/11......................       30,500
            Rural Cellular Corp.:
    100,000   9.75% due 1/15/10.....................       94,500
     75,000   9.63% due 5/15/08.....................       72,000
     50,000 SBA Communications Corp.:
              10.25% due 2/1/09.....................       50,125
    200,000 Southwestern Bell Telephone Co.:
              6.55% due 10/7/08.....................      222,853
    125,000 UbiquiTel Operating Co.:
              9.88% due 3/1/11 *....................      122,500
            United States West Communications, Inc.:
    275,000   7.25% due 10/15/35....................      255,750
    175,000   7.13% due 11/15/43....................      161,000
    575,000 US Unwired, Inc., Series B:
              13.38% due 11/1/09 /(3)/..............      531,875
                                                     ------------
                                                        3,473,165
                                                     ------------
            TEXTILE - PRODUCTS - 0.04%
     25,000 Collins & Aikman Floor Cover:
              9.75% due 2/15/10.....................       26,250
                                                     ------------
            UTILITIES - COMMUNICATION - 0.19%
            Cincinnati Bell, Inc.:
     25,000   8.38% due 1/15/14.....................       26,312
     25,000   7.25% due 6/15/23.....................       25,000
     25,000 Empresa Brasileira de Telecom SA:
              11.00% due 12/15/08 *.................       25,063
    100,000 Telewest Communications, PLC:
              9.25% due 4/15/09 /(3)/...............       54,250
                                                     ------------
                                                          130,625
                                                     ------------
            UTILITIES - ELECTRIC - 5.55%
            AES Corp.:
    175,000   8.88% due 11/1/27.....................      169,750
     75,000   8.75% due 5/15/13 *...................       82,313
    175,000 AES Drax Energy, Ltd.:
              11.50% due 8/30/10 + /(1)/............          875

--------------------------------------------------------------------------------

40
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


    PAR                                              MARKET
   VALUE                                             VALUE
--------------------------------------------------------------
            UTILITIES - ELECTRIC - Continued
$    50,000 BRL Universal Equipment:
              8.88% due 2/15/08.................. $     53,500
  1,650,000 Calpine Canada Energy Finance, ULC:
              8.50% due 5/1/08...................    1,274,625
            Edison Mission Energy:
    150,000   10.00% due 8/15/08.................      157,500
    275,000   9.88% due 4/15/11..................      288,750
     50,000   7.73% due 6/15/09..................       48,000
            Mirant Americas Generation, LLC:
     75,000   8.50% due 10/1/21 + /(1) (7)/......       60,375
     25,000   7.63% due 5/1/06 + /(1) (7)/.......       20,125
    125,000   7.20% due 10/1/08 + /(1) (7)/......      100,625
            Mirant Corp.:
    325,000   8.30% due 5/1/11 + /(1) (7)/.......      260,000
    275,000   5.75% due 7/15/07 + /(1) (7)/......      171,875
    575,000 Mission Energy Holding Co.:
              13.50% due 7/15/08.................      596,562
    100,000 NRG Energy, Inc.:
              8.00% due 12/15/13 *...............      103,000
     50,000 PG&E Corp.:
              6.88% due 7/15/08 *................       53,750
            Reliant Resources, Inc.:
    150,000   9.50% due 7/15/13..................      162,750
    100,000   9.25% due 7/15/10..................      107,500
    100,000 Tiverton/Rumford Power Assoc., Ltd.:
              9.00% due 7/15/18 *................       87,000
                                                  ------------
                                                     3,798,875
                                                  ------------
            UTILITIES - GAS, PIPELINE - 0.66%
     50,000 Leviathan Gas Pipeline:
              10.38% due 6/1/09..................       52,625
     50,000 Southern Natural Gas Co.:
              8.88% due 3/15/10..................       55,000
    175,000 Transcontinental Gas Pipe Line Corp.:
              8.88% due 7/15/12..................      207,375
    125,000 Williams Cos., Inc.:
              8.63% due 6/1/10...................      136,562
                                                  ------------
                                                       451,562
                                                  ------------
            WATER SERVICES - 0.04%
     25,000 Companhia De Saneamento Basico:
              12.00% due 6/20/08 *...............       25,750
                                                  ------------
            TOTAL CORPORATE BONDS
            (Cost $22,596,204)...................   23,923,609
                                                  ------------

    PAR                                          MARKET
   VALUE                                         VALUE
----------------------------------------------------------
            FOREIGN GOVERNMENT BONDS - 26.96%
$   450,000 Australian Government:
              7.50% due 7/15/05.............. $    357,194
            Brazil Federative Republic:
    100,000   14.50% due 10/15/09............      125,250
    120,000   12.00% due 4/15/10.............      136,200
    500,000   11.00% due 1/11/12.............      542,500
    725,000   11.00% due 8/17/40.............      763,425
    350,000   10.25% due 6/17/13.............      366,625
    200,000   10.00% due 8/7/11..............      207,500
    130,000   8.25% due 1/20/34..............      108,550
  1,040,541   8.00% due 4/15/14..............      994,758
    600,000   2.06% due 4/15/04 /(4)/........      513,900
     40,000   2.00% due 4/15/04 /(4)/........       39,000
            Federal Republic of Germany:
     35,000   4.50% due 8/18/06..............       45,687
     74,000   4.00% due 7/4/09...............       95,174
            Government of Canada:
    438,000   5.75% due 9/1/06...............      350,985
    315,000   5.75% due 6/1/29...............      257,838
    141,000 Government of France:
              5.50% due 4/25/29..............      192,526
            Government of United Kingdom:
     65,000   6.25% due 11/25/10.............      131,715
     70,000   5.00% due 3/7/08...............      132,098
    253,000 Kingdom of Belgium:
              4.25% due 9/28/14..............      316,470
    304,000 Kingdom of Spain:
              5.15% due 7/30/09..............      412,264
  2,100,000 Kingdom of Sweden:
              5.00% due 1/28/09..............      298,013
            National Republic of Bulgaria:
     70,000   8.25% due 1/15/15..............       84,140
    117,381   2.00% due 7/28/12 /(5)/........      115,503
            Republic of Chile:
    100,000   6.88% due 4/28/09..............      114,430
    125,000   1.52% due 4/28/04 /(4)/........      124,850
            Republic of Colombia:
     50,000   11.75% due 2/25/20.............       61,375
    330,000   10.75% due 1/15/13.............      378,675
     83,109   9.75% due 4/9/11...............       95,160
    525,000 Republic of Ecuador:
              6.00% due 8/15/30 /(3)/........      437,063
    214,000 Republic of Greece:
              4.65% due 4/19/07..............      281,286

    PAR                                       MARKET
   VALUE                                      VALUE
-------------------------------------------------------
            FOREIGN GOVERNMENT BONDS - Continued
$   412,000 Republic of Italy:
              5.25% due 12/15/05.......... $    538,952
            Republic of Panama:
    125,000   9.63% due 2/8/11............      144,375
    175,000   9.38% due 1/16/23...........      190,750
            Republic of Peru:
     80,000   9.88% due 2/6/15............       91,400
    185,000   9.13% due 2/21/12...........      207,200
    131,600   4.50% due 3/7/17 /(5)/......      121,730
            Republic of Turkey:
    390,000   11.75% due 6/15/10..........      488,963
    470,000   11.00% due 1/14/13..........      584,562
    125,000   8.00% due 2/14/34...........      129,375
            Republic of Venezuela:
     40,000   9.38% due 1/13/34...........       32,900
    220,000   9.25% due 9/15/27...........      184,580
    476,185   2.13% due 6/18/04 /(4)/.....      435,138
            Russian Federation:
    925,000   8.25% due 3/31/10...........    1,040,625
  2,190,000   5.00% due 3/31/30 /(3)/.....    2,148,937
    695,000   3.00% due 5/14/08...........      632,450
    175,000 Ukraine Government:
              6.88% due 3/4/11 *..........      175,210
            United Mexican States:
    200,000   9.88% due 2/1/10............      254,600
    350,000   8.38% due 1/14/11...........      420,000
    275,000   8.30% due 8/15/31...........      319,688
    285,000   8.13% due 12/30/19..........      330,600
    750,000   7.50% due 1/14/12...........      858,750
    520,000   6.63% due 3/3/15............      554,320
    375,000   6.38% due 1/16/13...........      401,250
     88,000   1.84% due 4/13/04 /(4)/.....       88,308
                                           ------------
                                             18,454,817
                                           ------------
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $16,865,635)............   18,454,817
                                           ------------
            UNITED STATES GOVERNMENT
            BONDS - 8.78%
            GOVERNMENT AGENCIES - 6.88%
            Federal Home Loan Mtg. Corp.:
     30,898   7.00% due 6/1/29............       32,804
     21,048   6.50% due 7/1/29............       22,155
     81,331   6.00% due 1/1/30............       84,753
    627,007   6.00% due 2/1/32............      652,670

--------------------------------------------------------------------------------

                                                                             41
February 29, 2004
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED


   PAR                                              MARKET
  VALUE                                             VALUE
------------------------------------------------------------
           GOVERNMENT AGENCIES - Continued
           Federal National Mtg. Assoc.:
$   56,821   8.50% due 8/1/31.................... $   61,419
     9,382   7.50% due 3/1/32....................     10,052
   447,413   6.50% due 12/1/31...................    470,769
   630,727   6.00% due 2/1/32....................    657,294
   164,674   5.50% due 1/1/29....................    169,303
    47,770   5.50% due 5/1/29....................     49,027
 2,500,000   4.75% due 3/15/04...................  2,503,813
                                                  ----------
                                                   4,714,059
                                                  ----------
           GOVERNMENT OBLIGATIONS - 1.90%
           United States Treasury Notes:
   728,000   6.88% due 5/15/06...................    808,393
    50,000   5.00% due 2/15/11...................     54,703
   399,000   5.00% due 8/15/11...................    435,518
                                                  ----------
                                                   1,298,614
                                                  ----------
           TOTAL UNITED STATES GOVERNMENT BONDS
           (Cost $5,855,530).....................  6,012,673
                                                  ----------

 NUMBER
OF SHARES
---------
           COMMON STOCK - 0.08%
           COMMERCIAL SERVICES - 0.08%
     5,026 NES Rentals Holdings, Inc. +
            (Cost $60,312).......................     55,286
                                                  ----------
           PREFERRED STOCK - 0.80%
           BROADCASTING - 0.22%
        25 Granite Broadcasting Corp.:
             12.75%..............................     16,000
        14 Paxson Communications Corp.:
             14.25% /(6)/........................    133,000
                                                  ----------
                                                     149,000
                                                  ----------
           RETAIL - 0.11%
        50 General Nutrition Centers Holding Co.:
             12.00%*/(2)(9)/.....................     50,000
         3 Rent-Way, Inc./ (2)(9)/...............     25,000
                                                  ----------
                                                      75,000
                                                  ----------

 NUMBER                                                     MARKET
OF SHARES                                                   VALUE
--------------------------------------------------------------------
           TELECOMMUNICATIONS - 0.47%
       177 Alamosa Holdings, Inc.:
             7.50%....................................... $   81,345
       150 Dobson Communications Corp.:
             6.00%*......................................     20,699
           Rural Cellular Corp.:
       200   11.38%/(6)/.................................    184,000
        53   12.25%/(6)/.................................     40,810
                                                          ----------
                                                             326,854
                                                          ----------
           TOTAL PREFERRED STOCK
           (Cost $445,080)...............................    550,854
                                                          ----------
           WARRANTS - 0.00%
           TELECOMMUNICATIONS - 0.00%
        50 GT Group Telecom, Inc. Expires 2/1/10 +* /(2)/
             (Cost $0)...................................          1
                                                          ----------
   PAR
  VALUE
----------
           SHORT-TERM INVESTMENTS - 13.15%
           COMMERCIAL PAPER - 13.15%
$3,000,000 American Express Credit Corp.:
            1.01% due 3/2/04.............................  2,999,916
 3,000,000 UBS Finance, Inc.:
            1.03% due 3/1/04.............................  3,000,000
 3,000,000 USAA Capital Corp.:
            1.02% due 3/1/04.............................  3,000,000
                                                          ----------
           TOTAL SHORT-TERM INVESTMENTS
           (Cost $8,999,916).............................  8,999,916
                                                          ----------

           REPURCHASE AGREEMENTS - 14.08%
 6,334,000 Agreement with State Street Bank &
            Trust Co., bearing interest at 0.91%,
            dated 2/27/04, to be repurchased
            3/1/04 in the amount of $6,334,480
            and collateralized by Federal Home Loan
            Mtg. Corp. Disc. Notes, bearing interest
            at 1.13%, due 9/15/04 and having an
            approximate value of $6,479,251..............  6,334,000

   PAR                                               MARKET
  VALUE                                              VALUE
--------------------------------------------------------------
$3,304,000 Agreement with State Street Bank &
            Trust Co., bearing interest at 0.91%,
            dated 2/27/04, to be repurchased
            3/1/04 in the amount of $3,304,251
            and collateralized by Federal Home
            Loan Bank Bonds, bearing interest at
            2.38%, due 2/15/06 and having an
            approximate value of $3,373,400...... $  3,304,000
                                                  ------------
           TOTAL REPURCHASE AGREEMENTS
           (Cost $9,638,000).....................    9,638,000
                                                  ------------
           TOTAL INVESTMENTS
           (Cost $64,460,677) - 98.79%...........   67,635,156
           Other assets less liabilities,
            net - 1.21%..........................      830,593
                                                  ------------
           NET ASSETS - 100%..................... $ 68,465,749
                                                  ------------

--------

+Non-income producing
*Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2004, the aggregate value of these securities was $3,316,041 representing 4.84% of net assets.
/(1)/Bond in default
/(2)/Fair valued security - see Note 2.
/(3)/Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate. /(4)/Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of February 29, 2004.
/(5)/Variable rate security - the rate reflected is as of February 29, 2004;
     maturity rate reflects next reset date.
/(6)/PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.
/(7)/Company has filed Chapter 11 bankruptcy.
/(8)/Bond is in default and did not pay principal at maturity. Security is subject to litigation, the outcome of which is still to be determined. /(9)/To the extent permitted by the Statement of Additional Information, the
    Strategic Bond Fund may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk

--------------------------------------------------------------------------------

42
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
                                                              February 29, 2004


 of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2004, the Strategic Bond Fund held the following restricted securities:

                                                                 Value as a
                       Acquisition           Acquisition Market     % of
     Name                 Date     Share/Par    Cost     Value   Net Assets
     ----------------------------------------------------------------------
     General Nutrition
      Centers Series
      12.00%
      Preferred
      Stock........... 12/18/2003     50       $50,300   $50,000    0.07%
     Rent-Way, Inc.
      Preferred
      Stock........... 05/29/2003      3        25,000    25,000    0.04
                                                         -------    ----
                                                         $75,000    0.11%
                                                         =======    ====

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                      GROSS
                  CONTRACT       IN       DELIVERY  UNREALIZED
                 TO DELIVER  EXCHANGE FOR   DATE   APPRECIATION
                 ----------------------------------------------
                 CAD 820,000 USD  612,032  5/6/04     $1,541
                                                      ------

CAD - Canadian Dollar
USD - United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             43
February 29, 2004
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)


                                                              AGGRESSIVE               CONSERVATIVE
                                                                GROWTH      CAPITAL       GROWTH
                                                              LIFESTYLE   APPRECIATION  LIFESTYLE    CORE BOND  HIGH YIELD
                                                                 FUND         FUND         FUND        FUND     BOND FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $         - $31,356,397  $         -  $74,190,394 $52,028,249
Long-term investments, at market** (affiliated)..............  36,133,059           -   33,092,733            -           -
Short-term investments (cost equals market)..................           -           -            -    3,500,000           -
Repurchase agreements (cost equals market)...................           -     685,000            -    5,232,000   2,151,000
Deposit with brokers for securities sold short...............           -           -            -            -     128,487
Cash.........................................................      32,487         885       35,104          750           -
Foreign cash+................................................           -           -            -            -      12,597
Receivable for:
    Investments sold.........................................      41,662     446,455       25,668    2,847,388   1,060,064
    Trust shares sold........................................      28,929      96,971       29,088      140,358     130,915
    Dividends and interest...................................           -      29,022            -      654,902   1,023,938
Due from adviser.............................................       5,495       8,931        5,648       14,467      10,356
Unrealized appreciation on forward foreign currency contracts           -           -            -            -           -
Variation margin on futures contracts........................           -           -            -            -           -
Other assets.................................................         307       2,182          325        2,780       2,362
                                                              ----------- -----------  -----------  ----------- -----------
TOTAL ASSETS.................................................  36,241,939  32,625,843   33,188,566   86,583,039  56,547,968
                                                              ----------- -----------  -----------  ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................      41,610     331,715       25,556   14,101,350     600,903
    Securities sold short, at value#.........................           -           -            -            -     132,216
    Trust shares reacquired..................................      28,981      27,194       29,200      159,880     150,726
    Custodian fee............................................      13,908      11,084       13,908       11,907      11,896
    Trustees' fees and expenses..............................      22,324      20,442       23,017       38,602      11,577
    Reports to shareholders..................................       5,968       8,129        6,472       13,852       3,834
    Interest payable on securities sold short................           -           -            -            -         152
Payable to affiliates:
    Advisory fees............................................       2,854      14,071        2,624       28,554      31,630
    Shareholder services.....................................           -       6,396            -       14,277      11,296
    Administrative services..................................           -       1,791            -        3,998       3,163
    Transfer agency fees.....................................         193         388          194          387         156
Due to custodian.............................................           -           -            -            -      24,589
Accrued expenses and other liabilities.......................       1,022       7,974        1,746        5,411       4,798
                                                              ----------- -----------  -----------  ----------- -----------
TOTAL LIABILITIES............................................     116,860     429,184      102,717   14,378,218     986,936
                                                              ----------- -----------  -----------  ----------- -----------
NET ASSETS................................................... $36,125,079 $32,196,659  $33,085,849  $72,204,821 $55,561,032
                                                              ----------- -----------  -----------  ----------- -----------
--------
*Identified cost of investment securities (unaffiliated)..... $         - $29,178,509  $         -  $73,218,124 $49,113,383
                                                              ----------- -----------  -----------  ----------- -----------
**Identified cost of investment securities (affiliated)...... $30,124,483 $         -  $30,239,711  $         - $         -
                                                              ----------- -----------  -----------  ----------- -----------
+Identified cost of foreign cash............................. $         - $         -  $         -  $         - $    12,751
                                                              ----------- -----------  -----------  ----------- -----------
#Proceeds from securities sold short......................... $         - $         -  $         -  $         - $   128,487
                                                              ----------- -----------  -----------  ----------- -----------

                                                              INTERNATIONAL               MID CAP
                                                                GROWTH II   LARGE CAP     GROWTH
                                                                  FUND      VALUE FUND     FUND
---------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated).............  $51,773,107  $56,383,350 $51,944,013
Long-term investments, at market** (affiliated)..............            -            -           -
Short-term investments (cost equals market)..................            -      135,000           -
Repurchase agreements (cost equals market)...................    1,052,000            -     337,000
Deposit with brokers for securities sold short...............            -            -           -
Cash.........................................................          853          207         433
Foreign cash+................................................       89,508            -     632,360
Receivable for:
    Investments sold.........................................      535,653    1,810,841     810,672
    Trust shares sold........................................       86,682      174,519      56,795
    Dividends and interest...................................      113,422      101,356      14,910
Due from adviser.............................................       20,384        9,627      19,866
Unrealized appreciation on forward foreign currency contracts            -            -           -
Variation margin on futures contracts........................            -            -           -
Other assets.................................................        2,253        2,136       2,176
                                                               -----------  ----------- -----------
TOTAL ASSETS.................................................   53,673,862   58,617,036  53,818,225
                                                               -----------  ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................      412,657    1,762,944     632,872
    Securities sold short, at value#.........................            -            -           -
    Trust shares reacquired..................................       79,231      203,890      42,840
    Custodian fee............................................       14,698       11,133      11,285
    Trustees' fees and expenses..............................       22,543       23,086      19,974
    Reports to shareholders..................................        8,498        7,866       6,900
    Interest payable on securities sold short................            -            -           -
Payable to affiliates:
    Advisory fees............................................       37,909       22,751      33,555
    Shareholder services.....................................       10,530       11,375      10,525
    Administrative services..................................        2,948        3,185       2,947
    Transfer agency fees.....................................          322          323         322
Due to custodian.............................................            -            -           -
Accrued expenses and other liabilities.......................        3,844        9,187       7,560
                                                               -----------  ----------- -----------
TOTAL LIABILITIES............................................      593,180    2,055,740     768,780
                                                               -----------  ----------- -----------
NET ASSETS...................................................  $53,080,682  $56,561,296 $53,049,445
                                                               -----------  ----------- -----------
--------
*Identified cost of investment securities (unaffiliated).....  $42,749,827  $48,240,710 $43,737,834
                                                               -----------  ----------- -----------
**Identified cost of investment securities (affiliated)......  $         -  $         - $         -
                                                               -----------  ----------- -----------
+Identified cost of foreign cash.............................  $    89,945  $         - $   642,575
                                                               -----------  ----------- -----------
#Proceeds from securities sold short.........................  $         -  $         - $         -
                                                               -----------  ----------- -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

44
                                                              February 29, 2004
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED



                                                                                                    CONSERVATIVE
                                                                     AGGRESSIVE       CAPITAL          GROWTH
                                                                       GROWTH       APPRECIATION     LIFESTYLE       CORE BOND
                                                                   LIFESTYLE FUND       FUND            FUND           FUND
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share...................... $       37,776  $       38,618  $       32,708  $       71,557
Additional paid in capital........................................     36,742,996      45,287,909      32,331,455      70,735,013
Accumulated undistributed net investment income (loss)............        (53,455)        (33,356)       (250,244)         12,313
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange
 transactions and capital gain distributions from underlying
 Funds............................................................     (6,610,814)    (15,274,400)     (1,881,092)        413,668
Unrealized appreciation (depreciation) of:
    Investments...................................................      6,008,576       2,177,888       2,853,022         972,270
    Securities sold short.........................................              -               -               -               -
    Futures contracts.............................................              -               -               -               -
    Foreign exchange transactions and other assets and
     liabilities..................................................              -               -               -               -
                                                                   --------------  --------------  --------------  --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $   36,125,079  $   32,196,659  $   33,085,849  $   72,204,821
                                                                   --------------  --------------  --------------  --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
    Outstanding...................................................      3,777,552       3,861,863       3,270,768       7,155,692
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE............................................................. $         9.56  $         8.34  $        10.12  $        10.09
                                                                   --------------  --------------  --------------  --------------


                                                                     HIGH YIELD    INTERNATIONAL     LARGE CAP        MID CAP
                                                                     BOND FUND     GROWTH II FUND    VALUE FUND     GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share...................... $       66,312  $       48,581  $       44,514 $       82,245
Additional paid in capital........................................     53,082,433      51,723,766      47,299,116     57,520,486
Accumulated undistributed net investment income (loss)............        108,387         (20,080)         18,445       (111,226)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, securities sold short, foreign exchange
 transactions and capital gain distributions from underlying
 Funds............................................................       (607,022)     (7,699,916)      1,056,581    (12,638,024)
Unrealized appreciation (depreciation) of:
    Investments...................................................      2,914,866       9,023,280       8,142,640      8,206,179
    Securities sold short.........................................         (3,729)              -               -              -
    Futures contracts.............................................              -               -               -              -
    Foreign exchange transactions and other assets and
     liabilities..................................................           (215)          5,051               -        (10,215)
                                                                   --------------  --------------  -------------- --------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING....................... $   55,561,032  $   53,080,682  $   56,561,296 $   53,049,445
                                                                   --------------  --------------  -------------- --------------
SHARES OF BENEFICIAL INTEREST:
    Authorized (Par value $0.01 per share)........................  1,000,000,000   1,000,000,000   1,000,000,000  1,000,000,000
    Outstanding...................................................      6,631,159       4,858,124       4,451,408      8,224,511
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
SHARE............................................................. $         8.38  $        10.93  $        12.71 $         6.45
                                                                   --------------  --------------  -------------- --------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             45
February 29, 2004
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED



                                                                              MODERATE       MONEY
                                                                MID CAP        GROWTH      MARKET II   SMALL CAP  SMALL CAP
                                                               VALUE FUND  LIFESTYLE FUND    FUND     GROWTH FUND VALUE FUND
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $182,538,087  $         -   $         - $48,418,388 $70,918,796
Long-term investments, at market** (affiliated)..............            -   58,159,246             -           -           -
Short-term investments (cost equals market)..................            -            -    63,947,296   3,355,000           -
Repurchase agreements (cost equals market)...................    3,921,000            -     2,045,000           -   2,120,000
Deposit with brokers for securities sold short...............            -            -             -           -           -
Cash.........................................................          640       45,359           252         863       4,003
Foreign cash +...............................................        6,168            -             -           -           -
Receivable for:
    Investments sold.........................................    1,209,882       55,177       285,990           -     326,441
    Trust shares sold........................................      394,112      115,468             -      84,840      81,959
    Dividends and interest...................................       72,100            -        31,579       8,442      77,029
Due from adviser.............................................       19,133        8,442        15,355       9,106      15,418
Unrealized appreciation on forward foreign currency contracts            -            -             -           -           -
Variation margin on futures contracts........................            -            -             -           -           -
Other assets.................................................        4,641       13,339         3,748       2,842       2,449
                                                              ------------  -----------   ----------- ----------- -----------
TOTAL ASSETS.................................................  188,165,763   58,397,031    66,329,220  51,879,481  73,546,095
                                                              ------------  -----------   ----------- ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................    1,987,948       55,132             -      52,546     177,076
    Securities sold short, at value#.........................            -            -             -           -           -
    Trust shares reacquired..................................       42,330      115,513        49,216      69,171      97,619
    Custodian fee............................................       15,413       13,908        11,796      10,978      11,212
    Trustees' fees and expenses..............................       66,583       41,090        65,466      19,487      29,694
    Reports to shareholders..................................       21,473       10,795        27,063       6,423      11,913
    Interest payable on securities sold short................            -            -             -           -           -
Payable to affiliates:
    Advisory fees............................................      105,869        4,608        13,077      35,004      41,359
    Shareholder services.....................................       35,823            -        13,077      10,295      14,383
    Administrative services..................................       10,030            -         3,661       2,883       4,027
    Transfer agency fees.....................................          387          193           129         387         323
Due to custodian.............................................            -            -             -           -           -
Accrued expenses and other liabilities.......................            -          715        16,383       5,445      11,221
                                                              ------------  -----------   ----------- ----------- -----------
TOTAL LIABILITIES............................................    2,285,856      241,954       199,868     212,619     398,827
                                                              ------------  -----------   ----------- ----------- -----------
NET ASSETS................................................... $185,879,907  $58,155,077   $66,129,352 $51,666,862 $73,147,268
                                                              ------------  -----------   ----------- ----------- -----------
--------
*Identified cost of investment securities (unaffiliated)..... $147,210,888  $         -   $         - $40,096,599 $57,763,799
                                                              ------------  -----------   ----------- ----------- -----------
**Identified cost of investment securities (affiliated)...... $          -  $50,588,177   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------
+Identified cost of foreign cash............................. $      6,231  $         -   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------
#Proceeds from securities sold short......................... $          -  $         -   $         - $         - $         -
                                                              ------------  -----------   ----------- ----------- -----------

                                                               SOCIALLY
                                                              RESPONSIBLE  STRATEGIC
                                                                 FUND      BOND FUND
-------------------------------------------------------------------------------------
ASSETS:
Long-term investments, at market* (unaffiliated)............. $24,048,722 $48,997,240
Long-term investments, at market** (affiliated)..............      99,826           -
Short-term investments (cost equals market)..................     474,609   8,999,916
Repurchase agreements (cost equals market)...................   1,852,000   9,638,000
Deposit with brokers for securities sold short...............           -           -
Cash.........................................................       5,128     174,764
Foreign cash +...............................................           -       6,239
Receivable for:
    Investments sold.........................................     184,181     496,588
    Trust shares sold........................................     249,029     166,164
    Dividends and interest...................................      24,187     885,415
Due from adviser.............................................       5,896      17,329
Unrealized appreciation on forward foreign currency contracts           -       1,541
Variation margin on futures contracts........................       2,800           -
Other assets.................................................       1,461       1,460
                                                              ----------- -----------
TOTAL ASSETS.................................................  26,947,839  69,384,656
                                                              ----------- -----------
LIABILITIES:
Payable for:
    Investments purchased....................................     180,731     639,858
    Securities sold short, at value#.........................           -           -
    Trust shares reacquired..................................         545     166,246
    Custodian fee............................................      11,179      33,094
    Trustees' fees and expenses..............................       6,435      20,042
    Reports to shareholders..................................       2,996       6,400
    Interest payable on securities sold short................           -           -
Payable to affiliates:
    Advisory fees............................................       3,999      32,604
    Shareholder services.....................................       3,999      13,585
    Administrative services..................................       1,120       3,804
    Transfer agency fees.....................................         129          61
Due to custodian.............................................           -           -
Accrued expenses and other liabilities.......................       1,585       3,213
                                                              ----------- -----------
TOTAL LIABILITIES............................................     212,718     918,907
                                                              ----------- -----------
NET ASSETS................................................... $26,735,121 $68,465,749
                                                              ----------- -----------
--------
*Identified cost of investment securities (unaffiliated)..... $23,215,698 $45,822,761
                                                              ----------- -----------
**Identified cost of investment securities (affiliated)...... $    91,852 $         -
                                                              ----------- -----------
+Identified cost of foreign cash............................. $         - $     6,315
                                                              ----------- -----------
#Proceeds from securities sold short......................... $         - $         -
                                                              ----------- -----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

46
         STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED
                                                              February 29, 2004

                                              MODERATE         MONEY        SMALL CAP                     SOCIALLY
                                MID CAP        GROWTH        MARKET II       GROWTH       SMALL CAP      RESPONSIBLE     STRATEGIC
                               VALUE FUND  LIFESTYLE FUND      FUND           FUND        VALUE FUND        FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 REPRESENTED BY:
Trust shares at
 par value of $0.01
 per share................  $      110,632 $       53,288 $      661,294 $       46,991 $       53,049 $       25,091 $       63,679
Additional paid in
 capital..................     146,638,103     56,672,002     65,468,058     56,856,184     60,103,835     27,561,240     64,317,986
Accumulated
 undistributed net
 investment income
 (loss)...................         (82,020)      (261,493)             -       (215,742)        26,047         16,103        233,484
Accumulated
undistributed net
 realized gain (loss)
 on investments,
 futures contracts,
 securities sold
 short, foreign
 exchange transactions
 and capital gain
 distributions from
 underlying Funds.........       3,885,623     (5,879,789)             -    (13,342,360)      (190,660)    (1,760,952)       673,330
Unrealized appreciation
 (depreciation) of:
   Investments............      35,327,199      7,571,069              -      8,321,789     13,154,997        840,998      3,174,479
   Securities sold
    short.................               -              -              -              -              -              -              -
   Futures contracts......               -              -              -              -              -         52,641              -
   Foreign exchange
    transactions and
    other assets and
    liabilities...........             370              -              -              -              -              -          2,791
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------
   NET ASSETS APPLICABLE
    TO SHARES
    OUTSTANDING...........  $  185,879,907 $   58,155,077 $   66,129,352 $   51,666,862 $   73,147,268 $   26,735,121 $   68,465,749
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------
SHARES OF BENEFICIAL
   INTEREST:
   Authorized (Par value
    $0.01 per share)......   1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000
   Outstanding............      11,063,265      5,328,814     66,129,352      4,699,058      5,304,909      2,509,076      6,367,934
   NET ASSET VALUE,
    OFFERING AND
    REDEMPTION PRICE
    PER SHARE.............  $        16.80 $        10.91 $         1.00 $        11.00 $        13.79 $        10.66 $        10.75
                            -------------- -------------- -------------- -------------- -------------- -------------- --------------

SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                             47
Six Months Ended February 29, 2004
                     STATEMENTS OF OPERATIONS (Unaudited)



                                   AGGRESSIVE              CONSERVATIVE
                                     GROWTH      CAPITAL      GROWTH                           INTERNATIONAL               MID CAP
                                    LIFESTYLE APPRECIATION  LIFESTYLE   CORE BOND   HIGH YIELD   GROWTH II   LARGE CAP     GROWTH
                                      FUND        FUND         FUND       FUND      BOND FUND       FUND     VALUE FUND     FUND
------------------------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends* (unaffiliated)......... $        -  $  108,993   $        -  $        -  $    9,676   $  254,883  $  575,188  $   98,810
Dividends* (affiliated)...........    100,820           -      320,588           -           -            -           -           -
Interest* (unaffiliated)..........          -       9,402            -   1,206,707   2,413,395        4,848       4,082       4,369
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
  Total investment income.........    100,820     118,395      320,588   1,206,707   2,423,071      259,731     579,270     103,179
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
EXPENSES:
Advisory fees.....................     16,304      98,192       15,392     171,228     185,043      218,525     131,219     197,307
Shareholder service fees..........          -      44,632            -      85,613      66,087       60,701      65,610      61,756
Transfer agency fees..............        818       1,636          818       1,636       1,598        1,363       1,363       1,363
Custodian fees....................      5,908      23,953        5,908      23,869      23,867       36,531      23,954      23,950
Reports to shareholders...........      7,644       9,821        7,862      16,871       7,733       11,031      10,853       9,957
Audit and tax services fees.......      2,880       2,968        2,864       3,413       3,089        3,071       3,107       3,067
Legal fees........................      1,305       2,530        1,271       4,313       2,220        2,867       2,823       2,606
Trustees' fees and expenses.......     14,226       9,117       15,605      19,702       9,213       10,925      12,149       9,928
Administrative services...........          -      12,497            -      23,972      18,504       16,996      18,371      17,292
Interest expense on securities
 sold short.......................          -           -            -           -       8,404            -           -           -
Miscellaneous.....................        524       1,629           20       2,098       1,255        1,706       1,577       1,559
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
  Total expenses..................     49,609     206,975       49,740     352,715     327,013      363,716     271,026     328,785
  Expense reimbursements..........    (33,305)    (55,224)     (34,348)    (89,041)    (65,309)    (120,906)    (58,451)   (118,813)
  Fees paid indirectly (Note 6)...          -           -            -           -           -            -           -           -
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
  Net expenses....................     16,304     151,751       15,392     263,674     261,704      242,810     212,575     209,972
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
NET INVESTMENT INCOME (LOSS)......     84,516     (33,356)     305,196     943,033   2,161,367       16,921     366,695    (106,793)
                                   ----------  ----------   ----------  ----------  ----------   ----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)......           -   1,357,014            -     496,593   1,591,869      878,434  3,033,121   5,200,735
  Investments (affiliated)........     497,718           -    1,043,845           -           -            -          -           -
  Futures contracts...............           -           -            -           -           -            -          -           -
  Foreign exchange transactions...           -           -            -           -      (2,803)   1,756,284          -      29,108
  Capital gain distributions from
   underlying funds...............      74,344           -      349,599           -           -            -          -           -
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
                                       572,062   1,357,014    1,393,444     496,593   1,589,066    2,634,718  3,033,121   5,229,843
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
Change in unrealized appreciation
 (depreciation) on:
  Investments (unaffiliated)......           -   1,848,674            -   1,535,398   2,356,324    6,493,707  4,782,251   1,034,218
  Investments (affiliated)........   3,798,802           -    1,210,337           -           -            -          -           -
  Futures contracts...............           -           -            -           -           -            -          -           -
  Forward currency contracts......           -           -            -           -           -            -          -           -
  Foreign exchange transactions...           -           -            -           -        (215)       6,010          -      (9,509)
  Securities sold short...........           -           -            -           -      10,646            -          -           -
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
                                    3,798,802    1,848,674    1,210,337   1,535,398   2,366,755    6,499,717  4,782,251   1,024,709
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
Net realized and unrealized gain
 (loss) on investments, futures
 contracts, securities sold short,
 foreign currencies and capital
 gain distributions from
 underlying funds.................   4,370,864   3,205,688    2,603,781   2,031,991   3,955,821    9,134,435  7,815,372   6,254,552
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS........  $4,455,380  $3,172,332   $2,908,977  $2,975,024  $6,117,188   $9,151,356 $8,182,067  $6,147,759
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------
* Net of foreign withholding taxes
 on dividends and interest of.....  $        -  $        -   $        -  $       29  $      516   $   29,081 $        -  $    1,359
                                    ----------  ----------   ----------  ----------  ----------   ---------- ----------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

48
              STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED
                                             Six Months Ended February 29, 2004



                                                  MODERATE
                                                   GROWTH      MONEY    SMALL CAP                SOCIALLY
                                      MID CAP     LIFESTYLE  MARKET II   GROWTH     SMALL CAP   RESPONSIBLE  STRATEGIC
                                     VALUE FUND     FUND       FUND       FUND      VALUE FUND     FUND      BOND FUND
-----------------------------------------------------------------------------------------------------------------------
INCOME:
Dividends* (unaffiliated).......... $   726,050  $        -  $    278  $   59,736  $   480,173  $   99,699  $    3,921
Dividends* (affiliated)............           -     421,381         -           -            -         147           -
Interest* (unaffiliated)...........      19,253           -   396,269      17,072       10,912      12,148   1,798,804
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
 Total investment income...........     745,303     421,381   396,547      76,808      491,085     111,994   1,802,725
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
EXPENSES:
Advisory fees......................     595,014      26,770    90,230     214,369      240,135      17,966     173,939
Shareholder service fees...........     200,890           -    90,230      63,050       82,797      17,966      72,475
Transfer agency fees...............       1,636         818       545       1,636        1,363         545       1,097
Custodian fees.....................      24,201       5,909    23,873      23,964       23,945      23,951      66,887
Reports to shareholders............      33,159      12,990    27,409       9,761       15,366       3,573      10,010
Audit and tax services fees........       4,392       3,165     3,644       3,050        3,286       2,633       3,119
Legal fees.........................       8,332       2,154     6,567       2,511        3,904       1,005       2,748
Trustees' fees and expenses........      32,270      26,598    28,812      10,113       13,166       2,182      11,468
Administrative services............      56,249           -    25,264      17,654       23,183       5,030      20,293
Interest expense on securities
 sold short........................           -           -         -           -            -           -           -
Miscellaneous......................       4,150           -     3,117       1,611        2,199         911       1,483
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
 Total expenses....................     960,293      78,404   299,691     347,719      409,344      75,762     363,519
 Expense reimbursements............    (116,552)    (51,635)  (97,576)    (55,169)     (94,717)    (35,528)   (105,509)
 Fees paid indirectly (Note 6).....     (18,421)          -         -           -            -           -           -
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
 Net expenses......................     825,320      26,769   202,115     292,550      314,627      40,234     258,010
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
NET INVESTMENT INCOME (LOSS).......     (80,017)    394,612   194,432    (215,742)     176,458      71,760   1,544,715
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
 Investments (unaffiliated)........   7,803,644           -         -   3,181,554    2,919,299     174,680   1,029,633
 Investments (affiliated)..........           -   1,692,195         -           -            -           -           -
 Futures contracts.................           -           -         -           -            -     253,733           -
 Foreign exchange transactions.....      75,220           -         -           5            -           -     (58,226)
 Capital gain distributions from
   underlying funds................           -     366,735         -           -            -           -           -
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
                                      7,878,864   2,058,930         -   3,181,559    2,919,299     428,413     971,407
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
Change in unrealized appreciation
 (depreciation) on:
 Investments (unaffiliated)........  20,283,999           -         -   3,316,804    7,965,888   1,016,029   1,708,988
 Investments (affiliated)..........           -   3,911,206         -           -            -      18,332           -
 Futures contracts.................           -           -         -           -            -      46,110           -
 Forward currency contracts........           -           -         -           -            -           -       4,279
 Foreign exchange transactions.....         965           -         -           -            -           -       1,983
 Securities sold short.............           -           -         -           -            -           -           -
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
                                     20,284,964   3,911,206         -   3,316,804    7,965,888   1,080,471   1,715,250
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
Net realized and unrealized gain
 (loss) on investments, futures
 contracts, securities sold short,
 foreign currencies and capital
 gain distributions from
 underlying funds..................  28,163,828   5,970,136         -   6,498,363   10,885,187   1,508,884   2,686,657
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS......... $28,083,811  $6,364,748  $194,432  $6,282,621  $11,061,645  $1,580,644  $4,231,372
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------
*Net of foreign withholding taxes
 on dividends and interest of...... $     3,411  $        -  $      -  $      323  $         -  $        -  $      917
                                    -----------  ----------  --------  ----------  -----------  ----------  ----------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             49
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                    AGGRESSIVE
                                                                      GROWTH
                                                                  LIFESTYLE FUND        CAPITAL APPRECIATION FUND
                                                            -------------------------  --------------------------
                                                              For the                    For the
                                                             Six Months     For the     Six Months      For the
                                                               Ended      Fiscal Year     Ended       Fiscal Year
                                                            February 29,     Ended     February 29,      Ended
                                                                2004      August 31,       2004       August 31,
                                                            (Unaudited)      2003      (Unaudited)       2003
                                                            ------------ ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $    84,516  $    208,115  $    (33,356) $     (7,836)
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................     572,062    (2,368,674)    1,357,014    (4,904,594)
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................   3,798,802     5,507,178     1,848,674     9,206,092
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................   4,455,380     3,346,619     3,172,332     4,293,662
                                                            -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................    (145,101)     (210,024)            -       (15,000)
Net realized gain on securities............................           -             -             -             -
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................    (145,101)     (210,024)            -       (15,000)
                                                            -----------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   6,203,392    21,640,948     8,357,289    15,419,910
Reinvestment of distributions..............................     145,101       210,024             -        15,000
Cost of shares reacquired..................................  (3,160,878)  (16,882,437)  (14,485,409)  (11,967,390)
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................   3,187,615     4,968,535    (6,128,120)    3,467,520
                                                            -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   7,497,894     8,105,130    (2,955,788)    7,746,182
NET ASSETS:
Beginning of period........................................  28,627,185    20,522,055    35,152,447    27,406,265
                                                            -----------  ------------  ------------  ------------
End of period.............................................. $36,125,079  $ 28,627,185  $ 32,196,659  $ 35,152,447
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $   (53,455) $      7,130  $    (33,356) $          -
                                                            -----------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................     686,982     2,965,863     1,050,612     2,285,673
Issued for distributions reinvested........................      15,735        27,487             -         2,358
Reacquired.................................................    (344,363)   (2,337,348)   (1,777,139)   (1,781,537)
                                                            -----------  ------------  ------------  ------------
 Increase (decrease) in trust shares outstanding...........     358,354       656,002      (726,527)      506,494
Trust shares outstanding:
 Beginning of period.......................................   3,419,198     2,763,196     4,588,390     4,081,896
                                                            -----------  ------------  ------------  ------------
 End of period.............................................   3,777,552     3,419,198     3,861,863     4,588,390
                                                            -----------  ------------  ------------  ------------

                                                               CONSERVATIVE GROWTH
                                                                  LIFESTYLE FUND             CORE BOND FUND
                                                            -------------------------  --------------------------
                                                              For the                    For the
                                                             Six Months     For the     Six Months      For the
                                                               Ended      Fiscal Year     Ended       Fiscal Year
                                                            February 29,     Ended     February 29,      Ended
                                                                2004      August 31,       2004       August 31,
                                                            (Unaudited)      2003      (Unaudited)       2003
                                                            ------------ ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $   305,196  $    553,199  $    943,033  $  1,663,015
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................   1,393,444    (1,018,023)      496,593     2,080,193
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................   1,210,337     2,717,921     1,535,398    (1,882,030)
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................   2,908,977     2,253,097     2,975,024     1,861,178
                                                            -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................    (566,202)     (555,753)   (1,010,001)   (1,772,964)
Net realized gain on securities............................           -             -    (1,555,224)            -
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................    (566,202)     (555,753)   (2,565,225)   (1,772,964)
                                                            -----------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   7,080,358    19,290,638    24,908,757    58,493,116
Reinvestment of distributions..............................     566,202       555,753     2,565,225     1,772,964
Cost of shares reacquired..................................  (4,555,703)  (14,732,772)  (19,197,895)  (39,403,114)
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................   3,090,857     5,113,619     8,276,087    20,862,966
                                                            -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   5,433,632     6,810,963     8,685,886    20,951,180
NET ASSETS:
Beginning of period........................................  27,652,217    20,841,254    63,518,935    42,567,755
                                                            -----------  ------------  ------------  ------------
End of period.............................................. $33,085,849  $ 27,652,217  $ 72,204,821  $ 63,518,935
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $  (250,244) $     10,762  $     12,313  $     79,281
                                                            -----------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................     723,390     2,188,411     2,459,880     5,748,688
Issued for distributions reinvested........................      57,310        61,966       255,926       175,237
Reacquired.................................................    (462,241)   (1,684,195)   (1,896,368)   (3,867,618)
                                                            -----------  ------------  ------------  ------------
 Increase (decrease) in trust shares outstanding...........     318,459       566,182       819,438     2,056,307
Trust shares outstanding:
 Beginning of period.......................................   2,952,309     2,386,127     6,336,254     4,279,947
                                                            -----------  ------------  ------------  ------------
 End of period.............................................   3,270,768     2,952,309     7,155,692     6,336,254
                                                            -----------  ------------  ------------  ------------


                                                               HIGH YIELD BOND FUND
                                                            --------------------------
                                                              For the
                                                             Six Months      For the
                                                               Ended       Fiscal Year
                                                            February 29,      Ended
                                                                2004       August 31,
                                                            (Unaudited)       2003
                                                            ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $  2,161,367  $  2,760,284
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................    1,589,066       763,989
Net unrealized appreciation (depreciation) on investments,
 futures contracts, securities sold short and foreign
 currencies................................................    2,366,755     2,601,782
                                                            ------------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................    6,117,188     6,126,055
                                                            ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................   (2,150,002)   (2,710,856)
Net realized gain on securities............................            -             -
                                                            ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................   (2,150,002)   (2,710,856)
                                                            ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   55,644,757    63,564,855
Reinvestment of distributions..............................    2,150,002     2,710,856
Cost of shares reacquired..................................  (48,186,927)  (46,731,169)
                                                            ------------  ------------
  Increase (decrease) in net assets resulting from trust
   share transactions......................................    9,607,832    19,544,542
                                                            ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   13,575,018    22,959,741
NET ASSETS:
Beginning of period........................................   41,986,014    19,026,273
                                                            ------------  ------------
End of period.............................................. $ 55,561,032  $ 41,986,014
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $    108,387  $     97,022
                                                            ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................    6,791,855     8,454,739
Issued for distributions reinvested........................      261,221       367,969
Reacquired.................................................   (5,855,190)   (6,178,146)
                                                            ------------  ------------
 Increase (decrease) in trust shares outstanding...........    1,197,886     2,644,562
Trust shares outstanding:
 Beginning of period.......................................    5,433,273     2,788,711
                                                            ------------  ------------
 End of period.............................................    6,631,159     5,433,273
                                                            ------------  ------------


SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

50
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                                   INTERNATIONAL
                                                                  GROWTH II FUND           LARGE CAP VALUE FUND
                                                            --------------------------  --------------------------
                                                              For the                     For the
                                                             Six Months      For the     Six Months      For the
                                                               Ended       Fiscal Year     Ended       Fiscal Year
                                                            February 29,      Ended     February 29,      Ended
                                                                2004       August 31,       2004       August 31,
                                                            (Unaudited)       2003      (Unaudited)       2003
                                                            ------------  ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $     16,921  $    451,193  $    366,695  $    441,273
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................    2,634,718    (3,740,132)    3,033,121    (1,040,758)
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold short
 and foreign currencies....................................    6,499,717     6,170,418     4,782,251     4,323,877
                                                            ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................    9,151,356     2,881,479     8,182,067     3,724,392
                                                            ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................      (82,001)     (469,933)     (374,003)     (420,981)
Net realized gain on securities............................            -             -             -             -
                                                            ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................     (82,001)      (469,933)     (374,003)     (420,981)
                                                            ------------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................   24,121,690    56,895,584    15,903,771    30,554,582
Reinvestment of distributions..............................       82,001       469,933       374,003       420,981
Cost of shares reacquired..................................  (22,398,671)  (47,685,126)  (12,407,588)  (17,426,122)
                                                            ------------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions................................    1,805,020     9,680,391     3,870,186    13,549,441
                                                            ------------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   10,874,375    12,091,937    11,678,250    16,852,852
NET ASSETS:
Beginning of period........................................   42,206,307    30,114,370    44,883,046    28,030,194
                                                            ------------  ------------  ------------  ------------
End of period..............................................  $53,080,682  $ 42,206,307  $ 56,561,296  $ 44,883,046
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $    (20,080) $     45,000  $     18,445  $     25,753
                                                            ------------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................    2,417,953     6,779,221     1,345,713     3,075,002
Issued for distributions reinvested........................        7,992        53,795        31,233        41,049
Reacquired.................................................   (2,221,486)   (5,653,002)   (1,016,376)   (1,768,085)
                                                            ------------  ------------  ------------  ------------
  Increase (decrease) in trust shares outstanding..........      204,459     1,180,014       360,570     1,347,966
Trust shares outstanding:
  Beginning of period......................................    4,653,665     3,473,651     4,090,838     2,742,872
                                                            ------------  ------------  ------------  ------------
  End of period............................................    4,858,124     4,653,665     4,451,408     4,090,838
                                                            ------------  ------------  ------------  ------------

                                                               MID CAP GROWTH FUND         MID CAP VALUE FUND
                                                            -------------------------  --------------------------
                                                              For the                    For the
                                                             Six Months     For the     Six Months      For the
                                                               Ended      Fiscal Year     Ended       Fiscal Year
                                                            February 29,     Ended     February 29,      Ended
                                                                2004      August 31,       2004       August 31,
                                                            (Unaudited)      2003      (Unaudited)       2003
                                                            ------------ ------------  ------------  ------------
OPERATIONS:
Net investment income (loss)............................... $  (106,793) $   (129,380) $    (80,017) $    145,745
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................   5,229,843    (2,669,190)    7,878,864    (1,393,330)
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold short
 and foreign currencies....................................   1,024,709    11,663,341    20,284,964    23,565,137
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................   6,147,759     8,864,771    28,083,811    22,317,552
                                                            -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................           -             -             -      (233,002)
Net realized gain on securities............................           -             -             -             -
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................           -             -             -      (233,002)
                                                            -----------  ------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................  10,394,427    26,683,279    47,708,389    66,406,586
Reinvestment of distributions..............................           -             -             -       233,002
Cost of shares reacquired..................................  (7,277,762)  (17,289,783)  (25,101,874)  (46,779,351)
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions................................   3,116,665     9,393,496    22,606,515    19,860,237
                                                            -----------  ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................   9,264,424    18,258,267    50,690,326    41,944,787
NET ASSETS:
Beginning of period........................................  43,785,021    25,526,754   135,189,581    93,244,794
                                                            -----------  ------------  ------------  ------------
End of period.............................................. $53,049,445  $ 43,785,021  $185,879,907  $135,189,581
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $  (111,226) $     (4,433) $    (82,020) $     (2,003)
                                                            -----------  ------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................   1,726,214     5,664,363     3,039,308     5,760,943
Issued for distributions reinvested........................           -             -             -        19,492
Reacquired.................................................  (1,183,551)   (3,727,714)   (1,562,847)   (4,130,864)
                                                            -----------  ------------  ------------  ------------
  Increase (decrease) in trust shares outstanding..........     542,663     1,936,649     1,476,461     1,649,571
Trust shares outstanding:
  Beginning of period......................................   7,681,848     5,745,199     9,586,804     7,937,233
                                                            -----------  ------------  ------------  ------------
  End of period............................................   8,224,511     7,681,848    11,063,265     9,586,804
                                                            -----------  ------------  ------------  ------------

                                                                 MODERATE GROWTH
                                                                  LIFESTYLE FUND
                                                            -------------------------
                                                              For the
                                                             Six Months     For the
                                                               Ended      Fiscal Year
                                                            February 29,     Ended
                                                                2004      August 31,
                                                            (Unaudited)      2003
                                                            ------------ ------------
OPERATIONS:
Net investment income (loss)............................... $   394,612  $    755,812
Net realized gain (loss) on investments, futures contracts,
 securities sold short, foreign currencies and capital gain
 distributions from underlying Funds.......................   2,058,930    (2,774,285)
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold short
 and foreign currencies....................................   3,911,206     6,801,970
                                                            -----------  ------------
  Increase (decrease) in net assets resulting from
   operations..............................................   6,364,748     4,783,497
                                                            -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................    (668,502)     (761,188)
Net realized gain on securities............................           -             -
                                                            -----------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...........................    (668,502)     (761,188)
                                                            -----------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..................................  12,395,431    35,978,063
Reinvestment of distributions..............................     668,502       761,188
Cost of shares reacquired..................................  (8,296,652)  (28,817,032)
                                                            -----------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions................................   4,767,281     7,922,219
                                                            -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS....................  10,463,527    11,944,528
NET ASSETS:
Beginning of period........................................  47,691,550    35,747,022
                                                            -----------  ------------
End of period.............................................. $58,155,077  $ 47,691,550
Undistributed net investment income (loss) included in
 net assets at the end of the period....................... $  (261,493) $     12,397
                                                            -----------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold.......................................................   1,184,572     4,054,801
Issued for distributions reinvested........................      63,202        82,867
Reacquired.................................................    (783,911)   (3,275,479)
                                                            -----------  ------------
  Increase (decrease) in trust shares outstanding..........     463,863       862,189
Trust shares outstanding:
  Beginning of period......................................   4,864,951     4,002,762
                                                            -----------  ------------
  End of period............................................   5,328,814     4,864,951
                                                            -----------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                                             51
               STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                        MONEY MARKET II FUND         SMALL CAP GROWTH FUND
                                                    ----------------------------  --------------------------
                                                       For the                      For the
                                                      Six Months      For the      Six Months      For the
                                                        Ended       Fiscal Year      Ended       Fiscal Year
                                                     February 29,      Ended      February 29,      Ended
                                                         2004       August 31,        2004       August 31,
                                                     (Unaudited)       2003       (Unaudited)       2003
                                                    -------------  -------------  ------------  ------------
OPERATIONS:
Net investment income (loss)....................... $     194,432  $     643,672  $   (215,742) $   (200,295)
Net realized gain (loss) on investments, futures
 contracts, securities sold short, foreign
 currencies and capital gain distributions from
 underlying Funds..................................             -              -     3,181,559    (4,265,433)
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................             -              -     3,316,804    14,419,025
                                                    -------------  -------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   operations......................................       194,432        643,672     6,282,621     9,953,297
                                                    -------------  -------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................      (194,432)      (643,672)            -             -
Net realized gain on securities....................             -              -             -             -
                                                    -------------  -------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...................      (194,432)      (643,672)            -             -
                                                    -------------  -------------  ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   111,184,289    226,598,759    21,207,622    41,225,306
Reinvestment of distributions......................       194,432        643,672             -             -
Cost of shares reacquired..........................  (125,047,672)  (218,313,921)  (20,113,771)  (31,960,214)
                                                    -------------  -------------  ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions........................   (13,668,951)     8,928,510     1,093,851     9,265,092
                                                    -------------  -------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   (13,668,951)     8,928,510     7,376,472    19,218,389
NET ASSETS:
Beginning of period................................    79,798,303     70,869,793    44,290,390    25,072,001
                                                    -------------  -------------  ------------  ------------
End of period...................................... $  66,129,352  $  79,798,303  $ 51,666,862  $ 44,290,390
Undistributed net investment income (loss)
 included in net assets at the end of the
 period............................................ $           -  $           -  $   (215,742) $          -
                                                    -------------  -------------  ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................   111,184,289    226,598,759     2,041,719     5,322,885
Issued for distributions reinvested................       194,432        643,672             -             -
Reacquired.........................................  (125,047,672)  (218,313,921)   (1,907,729)   (4,146,581)
                                                    -------------  -------------  ------------  ------------
  Increase (decrease) in trust shares
   outstanding.....................................   (13,668,951)     8,928,510       133,990     1,176,304
Trust shares outstanding:
 Beginning of period...............................    79,798,303     70,869,793     4,565,068     3,388,764
                                                    -------------  -------------  ------------  ------------
 End of period.....................................    66,129,352     79,798,303     4,699,058     4,565,068
                                                    -------------  -------------  ------------  ------------

                                                       SMALL CAP VALUE FUND     SOCIALLY RESPONSIBLE FUND
                                                    --------------------------  ------------------------
                                                      For the                     For the
                                                     Six Months      For the     Six Months    For the
                                                       Ended       Fiscal Year     Ended     Fiscal Year
                                                    February 29,      Ended     February 29,    Ended
                                                        2004       August 31,       2004     August 31,
                                                    (Unaudited)       2003      (Unaudited)     2003
                                                    ------------  ------------  ------------ -----------
OPERATIONS:
Net investment income (loss)....................... $    176,458  $    327,040  $    71,760  $   116,238
Net realized gain (loss) on investments, futures
 contracts, securities sold short, foreign
 currencies and capital gain distributions from
 underlying Funds..................................    2,919,299    (2,490,647)     428,413   (1,348,556)
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................    7,965,888    11,481,647    1,080,471    2,590,022
                                                    ------------  ------------  -----------  -----------
  Increase (decrease) in net assets resulting from
   operations......................................   11,061,645     9,318,040    1,580,644    1,357,704
                                                    ------------  ------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................     (172,002)     (395,002)     (86,002)     (89,502)
Net realized gain on securities....................            -      (718,060)           -            -
                                                    ------------  ------------  -----------  -----------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...................     (172,002)   (1,113,062)     (86,002)     (89,502)
                                                    ------------  ------------  -----------  -----------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   14,991,304    28,891,499   21,317,615    5,068,704
Reinvestment of distributions......................      172,002     1,113,062       86,002       89,502
Cost of shares reacquired..........................  (11,828,520)  (24,411,094)  (8,543,538)  (4,053,715)
                                                    ------------  ------------  -----------  -----------
  Increase (decrease) in net assets resulting from
   trust share transactions........................    3,334,786     5,593,467   12,860,079    1,104,491
                                                    ------------  ------------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   14,224,429    13,798,445   14,354,721    2,372,693
NET ASSETS:
Beginning of period................................   58,922,839    45,124,394   12,380,400   10,007,707
                                                    ------------  ------------  -----------  -----------
End of period...................................... $ 73,147,268  $ 58,922,839  $26,735,121  $12,380,400
Undistributed net investment income (loss)
 included in net assets at the end of the
 period............................................ $     26,047  $     21,591  $    16,103  $    30,345
                                                    ------------  ------------  -----------  -----------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    1,170,349     3,008,871    1,998,568      609,464
Issued for distributions reinvested................       12,726       114,114        8,338       10,721
Reacquired.........................................     (913,647)   (2,583,885)    (811,504)    (492,612)
                                                    ------------  ------------  -----------  -----------
  Increase (decrease) in trust shares
   outstanding.....................................      269,428       539,100    1,195,402      127,573
Trust shares outstanding:
 Beginning of period...............................    5,035,481     4,496,381    1,313,674    1,186,101
                                                    ------------  ------------  -----------  -----------
 End of period.....................................    5,304,909     5,035,481    2,509,076    1,313,674
                                                    ------------  ------------  -----------  -----------

                                                        STRATEGIC BOND FUND
                                                    --------------------------
                                                      For the
                                                     Six Months      For the
                                                       Ended       Fiscal Year
                                                    February 29,      Ended
                                                        2004       August 31,
                                                    (Unaudited)       2003
                                                    ------------  ------------
OPERATIONS:
Net investment income (loss)....................... $  1,544,715  $  2,291,133
Net realized gain (loss) on investments, futures
 contracts, securities sold short, foreign
 currencies and capital gain distributions from
 underlying Funds..................................      971,407     1,214,983
Net unrealized appreciation (depreciation) on
 investments, futures contracts, securities sold
 short and foreign currencies......................    1,715,250     1,772,085
                                                    ------------  ------------
  Increase (decrease) in net assets resulting from
   operations......................................    4,231,372     5,278,201
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................   (1,503,002)   (2,219,077)
Net realized gain on securities....................     (538,087)            -
                                                    ------------  ------------
  Increase (decrease) in net assets resulting from
   distributions to shareholders...................   (2,041,089)   (2,219,077)
                                                    ------------  ------------
TRUST SHARE TRANSACTIONS:
Proceeds from shares sold..........................   32,728,584    32,083,742
Reinvestment of distributions......................    2,041,089     2,219,077
Cost of shares reacquired..........................  (14,059,259)  (17,964,350)
                                                    ------------  ------------
  Increase (decrease) in net assets resulting from
   trust share transactions........................   20,710,414    16,338,469
                                                    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS............   22,900,697    19,397,593
NET ASSETS:
Beginning of period................................   45,565,052    26,167,459
                                                    ------------  ------------
End of period...................................... $ 68,465,749  $ 45,565,052
Undistributed net investment income (loss)
 included in net assets at the end of the
 period............................................ $    233,484  $    191,771
                                                    ------------  ------------
TRUST SHARES ISSUED AND REACQUIRED:
Sold...............................................    3,060,774     3,210,130
Issued for distributions reinvested................      191,465       222,875
Reacquired.........................................   (1,315,438)   (1,812,087)
                                                    ------------  ------------
  Increase (decrease) in trust shares
   outstanding.....................................    1,936,801     1,620,918
Trust shares outstanding:
 Beginning of period...............................    4,431,133     2,810,215
                                                    ------------  ------------
 End of period.....................................    6,367,934     4,431,133
                                                    ------------  ------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

52
                   NOTES TO FINANCIAL STATEMENTS (Unaudited)


Note 1 -- Organization

 VALIC Company II ("VC II") was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to VC II as its initial funding. On September 21, 1998, VALIC Separate Account A, invested an additional $74,900,000, and VC II commenced operations. VC II consists of the following 15 separate investment portfolios or "Funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*
Capital Appreciation Fund
Conservative Growth Lifestyle Fund*
Core Bond Fund
High Yield Bond Fund
International Growth II Fund
Large Cap Value Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Moderate Growth Lifestyle Fund*
Money Market II Fund
Small Cap Growth Fund
Small Cap Value Fund
Socially Responsible Fund
Strategic Bond Fund

* The Lifestyle Funds represent "Funds of Funds" which invest in either the VALIC Company I ("VC I") or VALIC Company II Mutual Funds.

Indemnifications

 Under VC II's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to VC II. In addition, in the normal course of business VC II enters into contracts that contain a variety of representations and warranties which provide general indemnifications. VC II's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against VC II that have not yet occurred. However, VC II expects the risk of loss to be remote.

Note 2 -- Significant Accounting Policies

  The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A. Investment Valuation

  Securities listed or traded on a national exchange are valued daily at their last reported sale price as of the close of the customary trading session on the exchange where the security is principally traded. Securities listed on the NASDAQ exchange are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP is the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities are valued based upon the last reported bid price. Futures traded on commodity exchanges are valued as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices. Such quoted prices generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly-traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. Where there is a discrepancy between dealers or when no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a third party pricing service. As of the close of regular trading on the New York Stock Exchange, securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market II Fund are valued by the amortized cost method which approximates fair market value. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. Securities of the Lifestyle Funds are valued at the net asset value (market value) of the underlying VC I and VC II Funds.

B. Futures and Forward Currency Contracts

 Futures Contracts. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract VC II is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. A Fund's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. VC II's activities in the futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts involve elements of risk in excess of the

--------------------------------------------------------------------------------

                                                                             53
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


amount reflected in the Statement of Assets and Liabilities. Securities in the Funds which serve as collateral for open futures contracts are indicated in the Schedule of Investments.

 Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward foreign currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward foreign currency contracts is determined using current forward foreign currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward foreign currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.

 The Funds will cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward foreign currency positions with underlying portfolio securities, the custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges. Forward foreign currency contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities.

C. Repurchase Agreements

 Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

 At February 29, 2004, Money Market II Fund held 0.07% undivided interest, representing $45,000 in principal amount in a joint repurchase agreement with State Street Bank and Trust Co. which is dated February 27, 2004, bears interest at a rate of 0.93% per annum, has a principal amount of $68,898,000, a repurchase price of $68,903,340, and matures March 1, 2004. The repurchase agreement is collateralized by the following:

                             Interest Maturity  Principal    Market
         Type of Collateral    Rate     Date     Amount      Value
         -------------------------------------------------------------
         U.S. Treasury Bonds  10.63%  08/15/15 $44,200,000 $70,301,559

 In addition, at February 29, 2004, Money Market II Fund held 1.00% undivided interest, representing $2,000,000 in principal amount in a joint repurchase agreement with UBS Warburg, LLC which is dated February 27, 2004, bears interest at a rate of 0.99% per annum, has a principal amount of $200,000,000, a repurchase price of $200,016,500 and matures March 1, 2004. The repurchase agreement is collateralized by the following:

                            Interest Maturity  Principal      Market
        Type of Collateral    Rate     Date     Amount        Value
        ---------------------------------------------------------------
        U.S. Treasury Bonds   3.63%  04/15/28 $100,000,000 $148,564,000
        U.S. Treasury Bonds   3.38   04/15/32    2,953,000    4,005,420
        U.S. Treasury Bonds   1.88   07/15/13   50,000,000   51,628,000

D. Mortgage-Backed Dollar Rolls

 During the period ended February 29, 2004, the Core Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Core Bond Fund had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statement of Assets and Liabilities.

 Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

E. Foreign Currency Translation

 The books and records of VC II are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

 VC II does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, VC II does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions; the difference between the amounts of interest, dividends and foreign withholding taxes recorded on VC II's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Short Sales

 All Funds, except for the Money Market II Fund and the three Lifestyle Funds, may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short. A Fund may enter into a short sale against the box

--------------------------------------------------------------------------------

54
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


to hedge against anticipated declines in the market price of that security. The High Yield Bond Fund may also engage in "naked" short sales. To complete such transactions, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

G. Investment Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

 Securities transactions are recorded on a trade date basis. Senior Secured Floating Rate Loans are recorded on a settlement date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as VC II is informed after the ex-dividend date. Interest income on investments is accrued daily. For financial statement purposes, VC II amortizes all premiums and accretes all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Common expenses incurred by VC II are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market II Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.

 At the end of the fiscal year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current fiscal year. Net assets are not affected by these adjustments.

 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.

Note 3 -- Advisory Fees and Other Transactions with Affiliates

 VALIC, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:

     AIG Global Investment Corp. -- sub-adviser for the Socially Responsible
      Fund, High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

     AIG SunAmerica Asset Management Corp. ("SAAMCO") -- sub-adviser for the
      Money Market II Fund.

     Banc One Investment Advisors Corp. -- sub-adviser for Small Cap Value Fund.

     Credit Suisse Asset Management, LLC -- sub-adviser for the Capital
      Appreciation Fund.

     Franklin Advisers, Inc. -- sub-adviser for the Small Cap Growth Fund.

     INVESCO Funds Group, Inc. -- sub-adviser for the Mid Cap Growth Fund.

     Putnam Investment Management, LLC -- sub-adviser for the International
      Growth II Fund.

     SSgA Funds Management, Inc. -- sub-adviser for the Large Cap Value Fund.

     Wellington Management Co. LLP -- sub-adviser for the Mid Cap Value Fund.

     The sub-advisers are compensated for their services by VALIC.

--------------------------------------------------------------------------------

                                                                             55
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 VALIC receives from VC II a monthly fee based on each Fund's average daily net asset value at the following annual rates:

    Aggressive Growth Lifestyle Fund   0.10%
    ------------------------------------------------------------------------
    Capital Appreciation Fund          0.55%
    ------------------------------------------------------------------------
    Conservative Growth Lifestyle Fund 0.10%
    ------------------------------------------------------------------------
    Core Bond Fund                     0.50% on the first $200 million
                                       0.45% on the next $300 million
                                       0.40% on assets over $500 million
    ------------------------------------------------------------------------
    High Yield Bond Fund               0.70% on the first $200 million
                                       0.60% on the next $300 million
                                       0.55% on assets over $500 million
    ------------------------------------------------------------------------
    International Growth II Fund       0.90% on the first $100 million
                                       0.80% on assets over $100 million
    ------------------------------------------------------------------------
    Large Cap Value Fund               0.50%
    ------------------------------------------------------------------------
    Mid Cap Growth Fund                0.80% on the first $50 million
                                       0.75% on the next $50 million
                                       0.70% on the next $150 million
                                       0.65% on the next $250 million
                                       0.60% on assets over $500 million
    ------------------------------------------------------------------------
    Mid Cap Value Fund                 0.75% on the first $100 million
                                       0.725% on the next $150 million
                                       0.70% on the next $250 million
                                       0.675% on the next $250 million
                                       0.65% on the assets over $750 million
    ------------------------------------------------------------------------
    Moderate Growth Lifestyle Fund     0.10%
    ------------------------------------------------------------------------
    Money Market II Fund               0.25%
    ------------------------------------------------------------------------
    Small Cap Growth Fund              0.85%
    ------------------------------------------------------------------------
    Small Cap Value Fund               0.75% on the first $50 million
                                       0.65% on the assets over $50 million
    ------------------------------------------------------------------------
    Socially Responsible Fund          0.25%
    ------------------------------------------------------------------------
    Strategic Bond Fund                0.60% on the first $200 million
                                       0.50% on the next $300 million
                                       0.45% on assets over $500 million
    ------------------------------------------------------------------------

 VALIC has agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through December 31, 2004. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                   Maximum
                                                   Expense
                    Fund                          Limitation
                    ----------------------------------------
                    Aggressive Growth Lifestyle..    0.10%
                    Capital Appreciation.........    0.85%
                    Conservative Growth Lifestyle    0.10%
                    Core Bond....................    0.77%
                    High Yield Bond..............    0.99%
                    International Growth II......    1.00%
                    Large Cap Value..............    0.81%
                    Mid Cap Growth...............    0.85%
                    Mid Cap Value................    1.05%
                    Moderate Growth Lifestyle....    0.10%
                    Money Market II..............    0.56%
                    Small Cap Growth.............    1.16%
                    Small Cap Value..............    0.95%
                    Socially Responsible.........    0.56%
                    Strategic Bond...............    0.89%

 Effective October 1, 2001, VC II entered into an Administrative Services Agreement with SAAMCo. SAAMCo receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Under the agreement, SAAMCo will provide certain accounting and administrative services to VC II. During the period ended February 29, 2004, VC II accrued $255,305 for accounting and administrative services.

 Effective October 17, 2000, VC II entered into an Amended and Restated Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their "Institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the period ended February 29, 2004, VC II accrued $18,235 in transfer agency and shareholder services fees.

 On July 17, 2001, VC II entered into a Share holder Services Agreement with VALIC, which replaced an Administrative Services Agreement between VC II and VALIC dated August 26, 1998. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended February 29, 2004, VC II accrued $911,807 in shareholder service expenses.

 On January 23, 2001, the Board of Trustees ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, trustees may elect to defer all or portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the trustees.

--------------------------------------------------------------------------------

56
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. VC II is responsible for the payment of the retirement benefits, as well as expenses of administration of the plan. Benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each trustee's years of service. At the end of the period, VC II had a retirement plan liability to its independent trustees totaling $124,035 which is included in the Trustees' fees and expenses line of the Statement of Assets and Liabilities. During the period, a total of $2,825 was paid to retired trustees.

 At February 29, 2004, VALIC Separate Account A (a registered separate account of VALIC), VALIC Separate Account C (a registered separate account of VALIC) and A.G. Separate Account A owned, directly or indirectly, 100% of the outstanding shares of all Funds. The ownership breakdown is as follows:

                                           VALIC    VALIC     A.G.
                                          Separate Separate Separate
                                          Account  Account  Account
            Fund                             A        C        A
            --------------------------------------------------------
            Aggressive Growth Lifestyle..   97.70%   2.30%       -%
            Capital Appreciation.........   96.32    3.68        -
            Conservative Growth Lifestyle   89.73   10.27        -
            Core Bond....................   97.40    2.60        -
            High Yield Bond..............   98.78       -     1.22
            International Growth II......  100.00       -        -
            Large Cap Value..............  100.00       -        -
            Mid Cap Growth...............  100.00       -        -
            Mid Cap Value................   98.40       -     1.60
            Moderate Growth Lifestyle....   96.67    3.33        -
            Money Market II..............  100.00       -        -
            Small Cap Growth.............   97.47    2.53        -
            Small Cap Value..............  100.00       -        -
            Socially Responsible.........  100.00       -        -
            Strategic Bond...............   93.92    3.36     2.72

 As disclosed in the schedule of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of February 29, 2004, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                    Market Value
Fund                       Security         Income   at 8/31/03   Purchases      Sales
------------------- ---------------------- -------- ------------ -----------  -----------
Socially            American International $    147 $    67,254  $    14,240  $         -
 Responsible....... Group, Inc.
Aggressive Growth   Various VC II Funds*    100,820  28,619,705    9,849,633+   6,632,799
 Lifestyle.........
Conservative Growth Various VC II Funds*    320,588  27,644,528    9,976,764+   6,782,741
 Lifestyle.........
Moderate Growth     Various VC II Funds*    421,381  47,670,366   18,381,350+  13,495,871
 Lifestyle.........

                                                        Realized   Unrealized  Market Value
Fund                             Security              Gain/(Loss) Gain/(Loss) at 02/29/04
------------------- ---------------------------------- ----------- ----------- ------------
Socially            American International Group, Inc. $        -  $   18,332  $    99,826
 Responsible.......
Aggressive Growth   Various VC II Funds*                  497,718   3,798,802   36,133,059
 Lifestyle.........
Conservative Growth Various VC II Funds*                1,043,845   1,210,337   33,092,733
 Lifestyle.........
Moderate Growth     Various VC II Funds*                1,692,195   3,911,206   58,159,246
 Lifestyle.........

* See Schedule of Investments for details.
+ Includes reinvestment of distributions paid.

 On December 19, 2003, AIG Global Investment Corp., the sub-adviser for the Socially Responsible Fund, purchased 220 shares of AIG common stock. Due to VALIC being an indirect wholly owned subsidiary of AIG, the Fund is prohibited from purchasing any security issued by AIG. On March 31, 2004, AIG Global Investment Corp. sold 220 shares of AIG common stock, resulting in a gain of $1,402. As of February 29, 2004, $2,041 of unrealized appreciation is included on the Statement of Assets and Liabilities.

 From February 12, 2004 through February 20, 2004, the Socially Responsible Fund was invested in a repurchase agreement of a single issuer that was in excess of 25% of the Fund's net assets. The Fund is prohibited from owning a repurchase agreement of a single issuer that exceeds 25% of net assets. On February 20, 2004, the Fund's position in the repurchase agreement was reduced to less than 25% of the Fund's net assets and there was no gain or loss to the Fund as a result of the reduction.

--------------------------------------------------------------------------------

                                                                             57
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



Note 4 -- Investment Activity

 During the period ended February 29, 2004, the cost of purchases and proceeds from sales of securities, excluding short-term securities and government securities, were as follows:

                                                        Cost of                 Proceeds from
                                                       Securities                Securities
            Fund                                       Purchased                    Sold
            ----------------------------------------------------------------------------------------------
            Aggressive Growth Lifestyle............... $ 9,674,470               $ 6,632,799
            Capital Appreciation......................  23,712,031                29,244,210
            Conservative Growth Lifestyle.............   9,306,577                 6,782,741
            Core Bond.................................  39,321,583                29,923,462
            High Yield Bond...........................  32,180,127                22,441,585
            International Growth II...................  22,358,164                21,169,097
            Large Cap Value...........................  30,391,703                25,631,504
            Mid Cap Growth............................  30,396,686                27,451,196
            Mid Cap Value.............................  60,606,903                37,741,178
            Moderate Growth Lifestyle.................  17,593,233                13,495,871
            Small Cap Growth..........................  17,039,596                16,522,767
            Small Cap Value...........................  14,200,518                11,041,918
            Socially Responsible......................  16,390,339                 4,204,496
            Strategic Bond............................  25,484,822                12,576,768

             The cost of purchases and proceeds from sales of U.S. government securities were as follows:

                                                        Cost of                 Proceeds from
                                                       Securities                Securities
            Fund                                       Purchased                    Sold
            ----------------------------------------------------------------------------------------------

            Core Bond................................. $39,679,658               $29,232,634
            Strategic Bond............................     387,937                         -

Note 5 -- Federal Income Taxes

 The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2003.

 The information in the following table is presented on the basis of cost for Federal income tax purposes at February 29, 2004:

                              Identified                                  Net
                                Cost of       Gross        Gross       Unrealized
                              Investments   Unrealized   Unrealized   Appreciation
Fund                             Owned     Appreciation Depreciation (Depreciation)
-----------------------------------------------------------------------------------
Aggressive Growth Lifestyle.. $ 33,283,233 $ 6,039,921   $3,190,095   $ 2,849,826
Capital Appreciation.........   30,164,931   3,190,818    1,314,352     1,876,466
Conservative Growth Lifestyle   31,575,633   2,880,577    1,363,477     1,517,100
Core Bond....................   81,970,339   1,112,251      160,197       952,054
High Yield Bond..............   51,379,285   4,390,456    1,590,492     2,799,964
International Growth II......   44,709,339   9,258,489    1,142,721     8,115,768
Large Cap Value..............   48,460,655   8,571,828      514,133     8,057,695
Mid Cap Growth...............   44,962,319   8,474,435    1,155,741     7,318,694
Mid Cap Value................  151,292,042  37,419,519    2,252,474    35,167,045
Moderate Growth Lifestyle....   54,337,253   7,663,359    3,841,366     3,821,993
Money Market II..............   65,992,296           -            -             -
Small Cap Growth.............   43,735,067   9,047,478    1,009,157     8,038,321
Small Cap Value..............   59,971,433  14,904,671    1,837,308    13,067,363
Socially Responsible.........   25,782,674   1,422,814      730,330       692,484
Strategic Bond...............   64,462,170   3,752,252      579,266     3,172,986

 The tax character of distributions paid during the fiscal year ended August 31, 2003 was as follows:

                                          Distributions paid from:
                                      ---------------------------------
                                                 Net Long     Total
                                                   Term      Taxable
                                       Ordinary  Capital  Distributions
        Fund                            Income    Gains       Paid
        ----------------------------- ---------- -------- -------------
        Aggressive Growth Lifestyle.. $  210,024   $ -     $  210,024
        Capital Appreciation.........     15,000     -         15,000
        Conservative Growth Lifestyle    555,753     -        555,753
        Core Bond....................  1,772,964     -      1,772,964
        High Yield Bond..............  2,710,856     -      2,710,856
        International Growth II......    469,933     -        469,933
        Large Cap Value..............    420,981     -        420,981
        Mid Cap Growth...............          -     -              -
        Mid Cap Value................    233,002     -        233,002
        Moderate Growth Lifestyle....    761,188     -        761,188
        Money Market II..............    643,672     -        643,672
        Small Cap Growth.............          -     -              -
        Small Cap Value..............  1,113,062     -      1,113,062
        Socially Responsible.........     89,502     -         89,502
        Strategic Bond...............  2,219,077     -      2,219,077

--------------------------------------------------------------------------------

58
            NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



 As of August 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                 Accumulated Earnings           Accumulated Capital and other Losses
                              --------------------------- ----------------------------------------------------
                                                            Post October 31, 2002    Capital Loss Carryforward
                              Undistributed Undistributed -------------------------- -------------------------   Unrealized
                                Ordinary      Long-Term   Capital Loss Currency Loss                           Appreciation/
                                 Income     Capital Gains   Deferral     Deferral      Amount*     Expiration  (Depreciation)
                              ------------- ------------- ------------ -------------  -----------  ----------  --------------
Aggressive Growth Lifestyle..  $    7,130     $      -     $   91,780     $     -    $ 3,932,346   2010-2011    $  (948,976)
Capital Appreciation.........           -            -      4,083,084           -     12,246,908   2010-2011         27,793
Conservative Growth Lifestyle      10,762            -        209,073           -      1,729,541   2010-2011        306,763
Core Bond....................   1,157,219      414,577              -           -              -           -       (583,343)
High Yield Bond..............     346,551            -        227,851           -      1,853,335   2007-2011        429,265
International Growth II......      81,346            -      1,890,702      25,184      7,547,582   2009-2011      1,621,102
Large Cap Value..............      25,753            -        297,144           -      1,594,451   2010-2011      3,275,444
Mid Cap Growth...............           -            -        913,289       4,433     16,067,093   2010-2011      6,283,770
Mid Cap Value................           -            -      1,384,898       1,869      2,448,189   2010-2011     14,882,317
Moderate Growth Lifestyle....      12,397            -        103,021           -      4,086,622   2010-2011        (89,213)
Money Market II..............           -            -              -           -              -           -              -
Small Cap Growth.............           -            -      1,363,374           -     14,877,077   2009-2011      4,721,517
Small Cap Value..............      21,591            -      2,195,016           -        827,309        2011      5,101,474
Socially Responsible.........      30,028            -        376,199           -      1,658,120   2009-2011       (341,561)
Strategic Bond...............     266,314      241,503              -           -              -           -      1,463,264



                                    Total
                                 Accumulated
                              Earnings/(Deficit)
                              ------------------
Aggressive Growth Lifestyle..    $ (4,965,972)
Capital Appreciation.........     (16,302,199)
Conservative Growth Lifestyle      (1,621,089)
Core Bond....................         988,453
High Yield Bond..............      (1,305,370)
International Growth II......      (7,761,020)
Large Cap Value..............       1,409,602
Mid Cap Growth...............     (10,701,045)
Mid Cap Value................      11,047,361
Moderate Growth Lifestyle....      (4,266,459)
Money Market II..............               -
Small Cap Growth.............     (11,518,934)
Small Cap Value..............       2,100,740
Socially Responsible.........      (2,345,852)
Strategic Bond...............       1,971,081

* Net realized capital loss carryforwards may be utilized to offset future capital gains. During the year ending August 31, 2003, the Strategic Bond Fund utilized $513,956 of capital loss carryforwards to offset current year gains.

--------------------------------------------------------------------------------

                                                                             59
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED



Note 6 -- Expense Reductions

 Through expense offset arrangements, resulting from broker commission recapture, a portion of Mid Cap Value Fund's expenses have been reduced. For the period ended February 29, 2004, the Mid Cap Value Fund received expense reductions in the amount of $18,421.

Note 7 -- Investment Concentration

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

 The Core Bond Fund, Money Market II Fund and Strategic Bond Fund invest in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of a Fund's concentration in such investments, it may be subject to risks associated with the U.S. Government. At the end of the period, the Funds had 48.69%, 29.44% and 6.88%, respectively, of their total net assets invested in such securities.

 At the end of the period, the Strategic Bond Fund had 26.96% of its net assets invested in securities issued by foreign governments. In addition, the International Growth II Fund had 22.75% of its net assets invested in securities issued by the United Kingdom. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

Note 8 -- Commitments and Contingencies

 VC I and VC II have an $85,000,000 committed and a $40,000,000 uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit, which is included in miscellaneous expenses on the Statement of Operations. For the period ended February 29, 2004, there were no borrowings outstanding.

 Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended February 29, 2004 none of the Funds participated in this program.

Note 9 -- Investment Holdings by Country

 The following represents investment holdings by country held by the International Growth II Fund as of February 29, 2004:

                                          International Growth II Fund
                                          ----------------------------
                                          Percentage of     Market
            Country                        Net Assets       Value
            ----------------------------------------------------------
            Australia....................      1.36%      $   722,474
            Belgium......................      0.49           261,718
            Canada.......................      1.96         1,039,931
            Denmark......................      0.75           399,773
            Finland......................      1.85           984,129
            France.......................      9.58         5,084,522
            Germany......................      5.13         2,722,920
            Hong Kong....................      0.40           211,368
            Ireland......................      1.89         1,004,490
            Italy........................      1.76           934,832
            Japan........................     16.60         8,811,061
            Korea........................      0.82           435,711
            Mexico.......................      0.04            19,644
            Netherlands..................      1.64           870,692
            New Zealand..................      0.00                 8
            Norway.......................      0.09            45,992
            Portugal.....................      0.07            38,644
            Singapore....................      1.75           926,517
            South Africa.................      0.50           267,458
            Spain........................      2.35         1,249,073
            Sweden.......................      2.31         1,228,499
            Switzerland..................     12.27         6,512,516
            United Kingdom...............     22.75        12,077,195
            United States................     13.14         6,975,941
                                          ----------------------------
            Total investments............     99.50        52,825,108
            Other assets less liabilities      0.50           255,575
                                          ----------------------------
            Net assets...................    100.00%      $53,080,683
                                          ----------------------------

--------------------------------------------------------------------------------

60
                             FINANCIAL HIGHLIGHTS


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.


                                            Aggressive Growth Lifestyle Fund
                          --------------------------------------------------------------------
                           Six Months
                             Ended                        Year Ended August 31,
                          February 29,    ----------------------------------------------------
                           2004/(h)/          2003         2002        2001      2000   1999(a)
                          ------------    -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....   $  8.37       $  7.43      $  8.82       $ 14.89   $ 12.77  $10.00
                          ----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................      0.02/(g)/     0.07/(g)/    0.05 /(g)/    0.18      0.37    0.08
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies      1.21          0.94        (1.35)        (3.59)     3.31    2.74
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........         -             -            -             -         -       -
                          ----------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............      1.23          1.01        (1.30)        (3.41)     3.68    2.82
                          ----------------------------------------------------------------------
Distributions:
 From net investment
   income................     (0.04)        (0.07)       (0.09)        (0.38)    (1.09)  (0.05)
 From net realized gain
   on securities.........         -             -            -         (2.28)    (0.47)      -
 From return of capital..         -             -            -             -         -       -
                          ----------------------------------------------------------------------
 Total distributions.....     (0.04)        (0.07)       (0.09)        (2.66)    (1.56)  (0.05)
                          ----------------------------------------------------------------------
Net asset value at end
 of period...............   $  9.56       $  8.37      $  7.43       $  8.82   $ 14.89  $12.77
                          ----------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....     14.70%        13.66%      (14.90)%      (25.08)%   29.91%  28.28%
                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.      0.10%/(i)/    0.10%        0.10%         0.10%     0.10%   0.10%
Ratio of expenses to
 average net assets/(e)/.      0.30%/(i)/    0.34%        0.10%         0.10%     0.10%   0.10%
Ratio of expense
 reductions to average
 net assets..............         -             -            -             -         -       -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.      0.52%/(i)/    0.92%        0.62%         0.74%     1.07%   0.76%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.      0.31%/(i)/    0.68%        0.62%            -         -       -
Portfolio turnover rate..        20%           52%         180%          105%       79%      9%
Number of shares
 outstanding at end of
 period (000's)..........     3,778         3,419        2,763         2,136       938     664
Net assets at the end of
 period (000's)..........   $36,125       $28,627      $20,522       $18,850   $13,963  $8,480

                                  Capital Appreciation Fund
                          ------------------------------------------------------------------------
                            Six Months
                              Ended                        Year Ended August 31,
                           February 29,   -------------------------------------------------------
                            2004/(h)/         2003          2002        2001      2000    1999(a)
                          ------------    -------      -------        -------   -------   -------
PER SHARE DATA
Net asset value at
 beginning of period.....   $  7.66       $  6.71      $  9.11        $ 17.68   $ 13.96   $ 10.00
                          -------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................     (0.01)/(g)/       -/(g)/   (0.01)/(g)/    (0.02)    (0.02)     0.01
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies      0.69          0.95        (2.41)         (7.88)     4.24      3.96
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........         -             -         0.02              -         -         -
                          -------------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............      0.68          0.95        (2.40)         (7.90)     4.22      3.97
                          -------------------------------------------------------------------------
Distributions:
 From net investment
   income................         -             -            -              -         -     (0.01)
 From net realized gain
   on securities.........         -             -            -          (0.56)    (0.50)        -
 From return of capital..         -             -            -          (0.11)        -         -
                          -------------------------------------------------------------------------
 Total distributions.....         -             -            -          (0.67)    (0.50)    (0.01)
                          -------------------------------------------------------------------------
Net asset value at end
 of period...............   $  8.34       $  7.66      $  6.71        $  9.11   $ 17.68   $ 13.96
                          -------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....      8.88%        14.22%      (26.34)%/(f)/  (45.46)%   30.68%    39.77%
                          -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.      0.85%/(i)/    0.85%        0.85%          0.85%     0.86%     0.81%
Ratio of expenses to
 average net assets/(e)/.      1.16%/(i)/    1.29%        1.25%          1.08%     1.44%     1.44%
Ratio of expense
 reductions to average
 net assets..............         -             -            -              -         -         -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.     (0.19)%/(i)/  (0.03)%      (0.09)%        (0.16)%   (0.12)%    0.13%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.     (0.50)%/(i)/  (0.47)%      (0.49)%            -         -         -
Portfolio turnover rate..        71%           87%         126%            67%       68%       76%
Number of shares
 outstanding at end of
 period (000's)..........     3,862         4,588        4,082          3,335     2,035     1,383
Net assets at the end of
 period (000's)..........   $32,197       $35,152      $27,406        $30,397   $35,983   $19,309

                                               Conservative
                                           Growth Lifestyle Fund
                           ---------------------------------------------------------------------
                             Six Months
                               Ended                      Year Ended August 31,
                             February 29, ----------------------------------------------------
                              2004/(h)/       2003         2002        2001      2000   1999(a)
                           -------------- -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....  $  9.37        $  8.73      $  9.47       $ 11.33   $ 11.73  $10.00
                          ----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................     0.10/(g)/     0.21 /(g)/    0.26 /(g)/    0.34      0.46    0.25
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies     0.83           0.64        (0.68)        (1.09)     1.59    1.65
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........        -              -            -             -         -       -
                          ----------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............     0.93           0.85        (0.42)        (0.75)     2.05    1.90
                          ----------------------------------------------------------------------
Distributions:
 From net investment
   income................    (0.18)         (0.21)       (0.32)        (0.43)    (0.92)  (0.17)
 From net realized gain
   on securities.........        -              -            -         (0.68)    (1.53)      -
 From return of capital..        -              -            -             -         -       -
                          ----------------------------------------------------------------------
 Total distributions.....    (0.18)         (0.21)       (0.32)        (1.11)    (2.45)  (0.17)
                          ----------------------------------------------------------------------
Net asset value at end
 of period...............  $ 10.12        $  9.37      $  8.73       $  9.47   $ 11.33  $11.73
                          ----------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....     9.95%          9.90%       (4.62)%       (6.76)%   19.33%  19.00%
                          ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.     0.10%/(i)/     0.10%        0.10%         0.10%     0.10%   0.10%
Ratio of expenses to
 average net assets/(e)/.     0.32%/(i)/     0.34%        0.10%         0.10%     0.10%   0.10%
Ratio of expense
 reductions to average
 net assets..............        -              -            -             -         -       -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.     1.98%/(i)/     2.41%        2.92%         3.28%     2.99%   2.29%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.     1.76%/(i)/     2.17%        2.92%            -         -       -
Portfolio turnover rate..       22%            65%         181%          122%       63%     94%
Number of shares
 outstanding at end of
 period (000's)..........    3,271          2,952        2,386         2,062     1,083     633
Net assets at the end of
 period (000's)..........  $33,086        $27,652      $20,841       $19,527   $12,268  $7,429

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The Fund's total return increased by 0.11% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions. /(g)/ The per share amounts are calculated using the average share method.
/(h)/ Unaudited
/(i)/ Annualized

--------------------------------------------------------------------------------

                                                                             61
                      FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                    Core Bond Fund
                          ------------------------------------------------------------------
                           Six Months
                             Ended                       Year Ended August 31,
                          February 29,    --------------------------------------------------
                           2004/(g)/          2003         2002        2001    2000   1999(a)
                          ------------    -------      -------       -------  ------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....   $ 10.02       $  9.95      $  9.91       $  9.46  $ 9.58  $10.00
                          --------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................      0.14/(f)/     0.31/(f)/    0.48 /(f)/    0.53    0.61    0.50
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies      0.31          0.09         0.09          0.46   (0.12)  (0.39)
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........         -             -            -             -       -       -
                          --------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............      0.45          0.40         0.57          0.99    0.49    0.11
                          --------------------------------------------------------------------
Distributions:
 From net investment
   income................     (0.15)        (0.33)       (0.47)        (0.54)  (0.61)  (0.50)
 From net realized gain
   on securities.........     (0.23)            -        (0.06)            -       -   (0.03)
 From return of capital..         -             -            -             -       -       -
                          --------------------------------------------------------------------
 Total distributions.....     (0.38)        (0.33)       (0.53)        (0.54)  (0.61)  (0.53)
                          --------------------------------------------------------------------
Net asset value at end
 of period...............   $ 10.09       $ 10.02      $  9.95       $  9.91  $ 9.46  $ 9.58
                          --------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....      4.48%         4.08%        5.98%        10.81%   5.31%   1.12%
                          --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.      0.77%/(h)/    0.77%        0.77%         0.77%   0.80%   0.80%
Ratio of expenses to
 average net assets/(e)/.      1.03%/(h)/    1.12%        1.14%         0.99%   1.42%   1.54%
Ratio of expense
 reductions to average
 net assets..............         -             -            -             -       -       -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.      2.75%/(h)/    3.13%        4.94%         5.66%   6.39%   5.06%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.      2.49%/(h)/    2.77%        4.57%            -       -       -
Portfolio turnover rate..        91%          197%         248%          341%    476%    489%
Number of shares
 outstanding at end of
 period (000's)..........     7,156         6,336        4,280         3,254     573     535
Net assets at the end of
 period (000's)..........   $72,205       $63,519      $42,568       $32,250  $5,420  $5,119

                                                       High Yield Bond Fund
                              ----------------------------------------------------------------------
                               Six Months
                                 Ended                         Year Ended August 31,
                              February 29,      ---------------------------------------------------
                               2004/(g)/            2003         2002        2001     2000   1999(a)
                              ------------      -------      -------       -------   ------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....       $  7.73         $  6.82      $  8.16       $  9.28   $ 9.69  $10.00
                             ------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................          0.33/(f)/       0.69/(f)/    0.74 /(f)/    0.88     0.96    0.87
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies          0.64            0.90        (1.35)        (1.12)   (0.41)  (0.31)
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........             -               -            -             -        -       -
                             ------------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............          0.97            1.59        (0.61)        (0.24)    0.55    0.56
                             ------------------------------------------------------------------------
Distributions:
 From net investment
   income................         (0.32)          (0.68)       (0.73)        (0.88)   (0.96)  (0.87)
 From net realized gain
   on securities.........             -               -            -             -        -       -
 From return of capital..             -               -            -             -        -       -
                             ------------------------------------------------------------------------
 Total distributions.....         (0.32)          (0.68)       (0.73)        (0.88)   (0.96)  (0.87)
                             ------------------------------------------------------------------------
Net asset value at end
 of period...............       $  8.38         $  7.73      $  6.82       $  8.16   $ 9.28  $ 9.69
                             ------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....         12.71%          24.25%       (7.96)%       (2.20)%   6.01%   5.50%
                             ------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.          0.99%/(h)/      0.99%        0.99%         0.99%    0.99%   0.98%
Ratio of expenses to
 average net assets/(e)/.          1.24%/(h)/      1.42%        1.51%         1.19%    1.62%   1.74%
Ratio of expense
 reductions to average
 net assets..............             -               -            -             -        -       -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.          8.18%/(h)/      9.69%        9.80%        10.64%   10.21%   8.51%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.          7.93%/(h)/      9.26%        9.28%            -        -       -
Portfolio turnover rate..            48%            124%         118%           83%      90%     74%
Number of shares
 outstanding at end of
 period (000's)..........         6,631           5,433        2,789         2,095      628     557
Net assets at the end of
 period (000's)..........       $55,561         $41,986      $19,026       $17,102   $5,830  $5,397

                                                  International Growth II Fund
                             ---------------- -----------------------------------------------------
                               Six Months
                                 Ended                        Year Ended August 31,
                              February 29,    ----------------------------------------------------
                               2004/(g)/          2003         2002        2001      2000   1999(a)
                             ------------     -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....      $  9.07        $  8.67      $  9.97       $ 14.79   $ 11.22  $10.00
                             -----------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................            -/(f)/      0.11/(f)/    0.07 /(f)/    0.14      0.05    0.13
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies         1.88           0.40        (1.36)        (4.17)     4.16    1.09
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........            -              -            -             -         -       -
                             -----------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............         1.88           0.51        (1.29)        (4.03)     4.21    1.22
                             -----------------------------------------------------------------------
Distributions:
 From net investment
   income................        (0.02)         (0.11)       (0.01)        (0.03)    (0.20)      -
 From net realized gain
   on securities.........            -              -            -         (0.76)    (0.44)      -
 From return of capital..            -              -            -             -         -       -
                             -----------------------------------------------------------------------
 Total distributions.....        (0.02)         (0.11)       (0.01)        (0.79)    (0.64)      -
                             -----------------------------------------------------------------------
Net asset value at end
 of period...............      $ 10.93        $  9.07      $  8.67       $  9.97   $ 14.79  $11.22
                             -----------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....        20.70%          5.94%      (12.91)%      (28.14)%   37.31%  12.20%
                             -----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.         1.00%/(h)/     1.01%        1.01%         1.03%     1.15%   1.13%
Ratio of expenses to
 average net assets/(e)/.         1.50%/(h)/     1.71%        1.88%         1.50%     1.81%   1.90%
Ratio of expense
 reductions to average
 net assets..............            -              -         0.02%            -         -       -
Ratio of net investment
 income (loss) to
 average net assets/(d)/.         0.07%/(h)/     1.34%        0.76%         0.93%     0.31%   1.40%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.        (0.43)%/(h)/    0.65%       (0.11)%           -         -       -
Portfolio turnover rate..           45%            70%         139%           63%       81%     87%
Number of shares
 outstanding at end of
 period (000's)..........        4,858          4,654        3,474         2,844       792     608
Net assets at the end of
 period (000's)..........      $53,081        $42,206      $30,114       $28,357   $11,715  $6,815

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method. /(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

62
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                               Large Cap Value Fund
                     -------------------------------------------------------------------------
                      Six Months
                        Ended                          Year Ended August 31,
                     February 29,    ---------------------------------------------------------
                      2004/(g)/          2003         2002          2001        2000   1999(a)
                     ------------    -------      -------       -------       -------  -------
PER SHARE DATA
Net asset value at
 beginning of period   $ 10.97       $ 10.22      $ 11.10       $ 11.60       $ 12.85  $10.00
                     -------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment
   income (loss)....      0.08/(f)/     0.13/(f)/    0.10 /(f)/    0.10          0.13    0.13
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign
   currencies.......      1.74          0.74        (0.88)        (0.40)         0.65    2.85
 Realized gain
   (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions.....         -             -            -             -             -       -
                     -------------------------------------------------------------------------
 Total income
   (loss) from
   investment
   operations.......      1.82          0.87        (0.78)        (0.30)         0.78    2.98
                     -------------------------------------------------------------------------
Distributions:
 From net
   investment income     (0.08)        (0.12)       (0.10)        (0.09)        (0.13)  (0.13)
 From net realized
   gain on
   securities.......         -             -            -         (0.07)        (1.90)      -
 From return of
   capital..........         -             -            -              (0.04)       -       -
                     -------------------------------------------------------------------------
 Total distributions     (0.08)        (0.12)       (0.10)        (0.20)        (2.03)  (0.13)
                     -------------------------------------------------------------------------
Net asset value at
 end of period......   $ 12.71       $ 10.97      $ 10.22       $ 11.10       $ 11.60  $12.85
                     -------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/     16.66%         8.59%       (7.08)%       (2.66)%        7.35%  29.87%
                     -------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
 to average net
 assets/(d)/........      0.81%/(h)/    0.81%        0.81%         0.81%         0.81%   0.80%
Ratio of expenses
 to average net
 assets/(e)/........      1.03%/(h)/    1.19%        1.29%         1.14%         1.41%   1.51%
Ratio of expense
 reductions to
 average net assets.         -             -            -             -             -       -
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/....      1.40%/(h)/    1.28%        0.98%         0.98%         1.17%   1.10%
Ratio of net
 investment income
 (loss) to average
 net assets/(e)/....      1.17%/(h)/    0.90%        0.50%            -             -       -
Portfolio turnover
 rate...............        50%           67%          85%          106%          142%     93%
Number of shares
 outstanding at end
 of period (000's)..     4,451         4,091        2,743         1,846           955     611
Net assets at the
 end of period
 (000's)............   $56,561       $44,883      $28,030       $20,482       $11,084  $7,856

                                                     Mid Cap Growth Fund
                     ---------------------------------------------------------------------------------
                      Six Months
                        Ended                              Year Ended August 31,
                      February 29,         -----------------------------------------------------------
                       2004/(g)/             2003          2002          2001        2000      1999(a)
                     ------------          -------       -------       -------       -------   ------
PER SHARE DATA
Net asset value at
 beginning of period   $  5.70             $  4.44       $  6.20       $ 16.30       $ 12.45   $10.00
                     ---------------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment
   income (loss)....     (0.01)/(f)/         (0.02)/(f)/   (0.03)/(f)/    0.01         (0.02)   (0.03)
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign
   currencies.......      0.76                1.28         (1.73)        (6.74)         5.32     2.48
 Realized gain
   (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions.....         -                   -             -             -             -        -
                     ---------------------------------------------------------------------------------
 Total income
   (loss) from
   investment
   operations.......      0.75                1.26         (1.76)        (6.73)         5.30     2.45
                     ---------------------------------------------------------------------------------
Distributions:
 From net
   investment income         -                   -             -         (0.02)            -        -
 From net realized
   gain on
   securities.......         -                   -             -         (3.27)        (1.45)       -
 From return of
   capital..........         -                   -             -         (0.08)            -        -
                     ---------------------------------------------------------------------------------
 Total distributions         -                   -             -         (3.37)        (1.45)       -
                     ---------------------------------------------------------------------------------
Net asset value at
 end of period......   $  6.45             $  5.70       $  4.44       $  6.20       $ 16.30   $12.45
                     ---------------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/     13.16%              28.38%       (28.39)%      (46.99)%       46.25%   24.50%
                     ---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
 to average net
 assets/(d)/........      0.85%/(h)/          0.85%         0.85%         0.83%         0.79%    0.77%
Ratio of expenses
 to average net
 assets/(e)/........      1.33%/(h)/          1.51%         1.59%         1.38%         1.55%    1.64%
Ratio of expense
 reductions to
 average net assets.         -                        -             -             -             -
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/....     (0.43)%/(h)/        (0.41)%       (0.45)%       (0.14)%       (0.20)%  (0.24)%
Ratio of net
 investment income
 (loss) to average
 net assets/(e)/....     (0.91)%/(h)/        (1.07)%       (1.19)%           -             -        -
Portfolio turnover
 rate...............        57%                 99%           69%          114%           51%      38%
Number of shares
 outstanding at end
 of period (000's)..     8,225               7,682         5,745         3,754           783      594
Net assets at the
 end of period
 (000's)............   $53,049             $43,785       $25,527       $23,277       $12,770   $7,394

                                                      Mid Cap Value Fund
                     ---------------------------------------------------------------------------
                      Six Months
                        Ended                              Year Ended August 31,
                      February 29,         ----------------------------------------------------
                     2004/(g)/                 2003          2002        2001     2000   1999(a)
                     ------------          --------      -------       -------  -------  -------
PER SHARE DATA
Net asset value at
 beginning of period   $  14.10            $  11.75      $ 13.54       $ 13.54  $ 13.82  $10.00
                     ---------------------------------------------------------------------------
Income (loss) from
 investment
 operations:
 Net investment
   income (loss)....      (0.01)/(f)/          0.02/(f)/    0.04 /(f)/    0.07     0.05    0.08
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign
   currencies.......       2.71                2.36        (1.36)         0.56     3.13    4.11
 Realized gain
   (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions.....          -                   -            -             -        -       -
                     ---------------------------------------------------------------------------
 Total income
   (loss) from
   investment
   operations.......       2.70                2.38        (1.32)         0.63     3.18    4.19
                     ---------------------------------------------------------------------------
Distributions:
 From net
   investment income          -               (0.03)       (0.04)        (0.07)   (0.05)  (0.08)
 From net realized
   gain on
   securities.......          -                   -        (0.43)        (0.56)   (3.41)  (0.29)
 From return of
   capital..........          -                   -            -             -        -       -
                     ---------------------------------------------------------------------------
 Total distributions          -               (0.03)       (0.47)        (0.63)   (3.46)  (0.37)
                     ---------------------------------------------------------------------------
Net asset value at
 end of period......   $  16.80            $  14.10      $ 11.75       $ 13.54  $ 13.54  $13.82
                     ---------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/      19.15%              20.28%      (10.07)%        4.74%   29.31%  42.38%
                     ---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
 to average net
 assets/(d)/........       1.05%/(h)/          1.05%        1.05%         1.05%    1.05%   1.03%
Ratio of expenses
 to average net
 assets/(e)/........       1.20%/(h)/          1.32%        1.35%         1.26%    1.64%   1.73%
Ratio of expense
 reductions to
 average net assets.       0.02%               0.04%        0.07%            -        -       -
Ratio of net
 investment income
 (loss) to average
 net assets/(d)/....      (0.12)%/(h)/         0.11%        0.29%         0.65%    0.41%   0.73%
Ratio of net
 investment income
 (loss) to average
 net assets/(e)/....      (0.27)%/(h)/        (0.16)%      (0.01)%           -        -       -
Portfolio turnover
 rate...............         24%                 48%         156%          215%     166%    197%
Number of shares
 outstanding at end
 of period (000's)..     11,063               9,587        7,937         4,981    1,286     654
Net assets at the
 end of period
 (000's)............   $185,880            $135,190      $93,245       $67,460  $17,411  $9,039

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursement, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method. /(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

                                                                             63
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                             Moderate Growth Lifestyle Fund
                                         ---------------------------------------------------------------------
                                          Six Months
                                            Ended                        Year Ended August 31,
                                         February 29,    -----------------------------------------------------
                                          2004/(g)/          2003         2002        2001      2000   1999(a)
                                         ------------    -------      -------       -------   -------  -------
PER SHARE DATA
Net asset value at beginning of
 period.................................   $  9.80       $  8.93      $ 10.02       $ 13.42   $ 12.24  $ 10.00
                                         ---------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)............      0.08/(f)/     0.17/(f)/    0.19 /(f)/    0.30      0.43     0.17
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................      1.16          0.87        (1.04)        (2.11)     2.28     2.18
Realized gain (loss) on disposal of
 investments in violation of
 investment restrictions................         -             -            -             -         -        -
                                         ---------------------------------------------------------------------
Total income (loss) from investment
 operations.............................      1.24          1.04        (0.85)        (1.81)     2.71     2.35
                                         ---------------------------------------------------------------------
Distributions:
  From net investment income............    (0.13)         (0.17)       (0.24)        (0.45)    (1.10)   (0.11)
  From net realized gain on
   securities...........................         -             -            -         (1.14)    (0.43)       -
  From return of capital................         -             -            -             -         -        -
                                         ---------------------------------------------------------------------
Total distributions.....................     (0.13)        (0.17)       (0.24)        (1.59)    (1.53)   (0.11)
                                         ---------------------------------------------------------------------
Net asset value at end of period........   $ 10.91       $  9.80      $  8.93       $ 10.02   $ 13.42  $ 12.24
                                         ---------------------------------------------------------------------
TOTAL RETURN/(b)(c)/....................     12.66%        11.84%       (8.62)%      (14.11)%   23.29%   23.52%
                                         ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(d)/............................      0.10%/(h)/    0.10%        0.10%         0.10%     0.10%    0.10%
Ratio of expenses to average net
 assets/(e)/............................      0.29%/(h)/    0.32%        0.10%         0.10%     0.10%    0.10%
Ratio of expense reduction to average
 net assets.............................         -             -            -             -         -        -
Ratio of net investment income (loss) to
 average net assets/(d)/................      1.47%/(h)/    1.94%        2.03%         2.23%     2.00%    1.60%
Ratio of net investment income (loss) to
 average net assets/(e)/................      1.28%/(h)/    1.72%        2.03%            -         -        -
Portfolio turnover rate.................        25%           65%         184%          109%       72%      13%
Number of shares outstanding at end of
 period (000's).........................     5,329         4,865        4,003         3,194     1,209      845
Net assets at the end of period
 (000's)................................   $58,155       $47,692      $35,747       $31,993   $16,222  $10,349

                                                                Money Market II Fund
                                            --------------- ----------------------------------------------------
                                            Six Months
                                              Ended                        Year Ended August 31,
                                            February 29,    ---------------------------------------------------
                                             2004/(g)/          2003         2002        2001     2000   1999(a)
                                            --------------- -------      -------       -------  -------  -------
PER SHARE DATA
Net asset value at beginning of
 period.................................     $  1.00       $  1.00      $  1.00       $  1.00  $  1.00  $ 1.00
                                           ---------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)............        0.00/(f)/     0.01/(f)/    0.02 /(f)/    0.05     0.06    0.05
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................           -             -            -             -        -       -
Realized gain (loss) on disposal of
 investments in violation of
 investment restrictions................           -             -            -             -        -       -
                                           ---------------------------------------------------------------------
Total income (loss) from investment
 operations.............................        0.00          0.01         0.02          0.05     0.06    0.05
                                           ---------------------------------------------------------------------
Distributions:
  From net investment income............        0.00         (0.01)       (0.02)        (0.05)   (0.06)  (0.05)
  From net realized gain on
   securities...........................           -             -            -             -        -       -
  From return of capital................           -             -            -             -        -       -
                                           ---------------------------------------------------------------------
Total distributions.....................        0.00         (0.01)       (0.02)        (0.05)   (0.06)  (0.05)
                                           ---------------------------------------------------------------------
Net asset value at end of period........     $  1.00       $  1.00      $  1.00       $  1.00  $  1.00  $ 1.00
                                           ---------------------------------------------------------------------
TOTAL RETURN/(b)(c)/....................        0.27%         0.83%        1.63%         5.07%    5.67%   4.66%
                                           ---------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(d)/............................        0.56%/(h)/    0.56%        0.56%         0.56%    0.56%   0.54%
Ratio of expenses to average net
 assets/(e)/............................        0.83%/(h)/    0.85%        0.83%         0.71%    1.10%   1.23%
Ratio of expense reduction to average
 net assets.............................           -             -            -             -        -       -
Ratio of net investment income (loss) to
 average net assets/(d)/................        0.54%/(h)/    0.82%        1.61%         4.72%    5.65%   4.43%
Ratio of net investment income (loss) to
 average net assets/(e)/................        0.27%/(h)/    0.53%        1.34%            -        -       -
Portfolio turnover rate.................         N/A           N/A          N/A           N/A      N/A     N/A
Number of shares outstanding at end of
 period (000's).........................      66,129        79,798       70,870        51,979   25,427   9,784
Net assets at the end of period
 (000's)................................     $66,129       $79,798      $70,870       $51,979  $25,427  $9,784

                                                               Small Cap Growth Fund
                                           --------------  ---------------------------------------------------------
                                            Six Months
                                              Ended                          Year Ended August 31,
                                           February 29,    -------------------------------------------------------
                                            2004/(g)/          2003          2002        2001      2000     1999(a)
                                           ------------    -------       -------       -------   -------   -------
PER SHARE DATA
Net asset value at beginning of
 period.................................    $  9.70         $  7.40       $ 10.69       $ 23.24   $ 14.86   $ 10.00
                                           --------------------------------------------------------------------------
Income (loss) from investment
 operations:
Net investment income (loss)............      (0.04)/(f)/     (0.05)/(f)/   (0.07)/(f)/   (0.05)    (0.10)    (0.05)
Net realized and unrealized gain (loss)
 on investments and foreign
 currencies.............................       1.34            2.35         (3.22)       (10.38)    10.05      4.96
Realized gain (loss) on disposal of
 investments in violation of
 investment restrictions................          -               -             -             -         -         -
                                           --------------------------------------------------------------------------
Total income (loss) from investment
 operations.............................       1.30            2.30         (3.29)       (10.43)     9.95      4.91
                                           --------------------------------------------------------------------------
Distributions:
  From net investment income............          -               -             -             -         -         -
  From net realized gain on
   securities...........................          -               -             -         (2.12)    (1.57)    (0.05)
  From return of capital................          -               -             -             -         -         -
                                           --------------------------------------------------------------------------
Total distributions.....................          -               -             -         (2.12)    (1.57)    (0.05)
                                           --------------------------------------------------------------------------
Net asset value at end of period........    $ 11.00         $  9.70       $  7.40       $ 10.69   $ 23.24   $ 14.86
                                           --------------------------------------------------------------------------
TOTAL RETURN/(b)(c)/....................      13.40%          31.08%       (30.78)%      (46.44)%   68.91%    48.82%
                                           --------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net
 assets/(d)/............................       1.16%/(h)/      1.16%         1.16%         1.16%     1.16%     1.11%
Ratio of expenses to average net
 assets/(e)/............................       1.38%/(h)/      1.57%         1.58%         1.40%     1.71%     1.78%
Ratio of expense reduction to average
 net assets.............................          -               -             -             -         -         -
Ratio of net investment income (loss) to
 average net assets/(d)/................      (0.86)%/(h)/%   (0.66)%       (0.76)%       (0.49)%   (0.64)%   (0.45)
Ratio of net investment income (loss) to
 average net assets/(e)/................      (1.07)%/(h)/    (1.06)%       (1.18)%           -         -         -
Portfolio turnover rate.................         35%             37%          153%          111%      133%      126%
Number of shares outstanding at end of
 period (000's).........................      4,699           4,565         3,389         2,574     1,463       730
Net assets at the end of period
 (000's)................................    $51,667         $44,290       $25,072       $27,523   $34,000   $10,843

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursements; but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method. /(g)/ Unaudited
/(h)/ Annualized

--------------------------------------------------------------------------------

64
                       FINANCIAL HIGHLIGHTS - CONTINUED


Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                                  Small Cap Value Fund
                          -------------------------------------------------------------------
                           Six Months
                             Ended                       Year Ended August 31,
                          February 29,    ---------------------------------------------------
                           2004/(h)/          2003          2002        2001    2000   1999(a)
                          ------------    -------       -------       -------  ------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....   $ 11.70       $ 10.04       $ 11.36       $ 11.73  $10.48  $10.00
                          --------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................      0.03/(f)/     0.07 /(f)/    0.10 /(f)/    0.13    0.15    0.13
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies      2.09          1.84         (1.03)         1.09    1.60    0.61
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........         -             -             -             -       -       -
                          --------------------------------------------------------------------
 Total income (loss)
   from investment
   operations............      2.12          1.91         (0.93)         1.22    1.75    0.74
                          --------------------------------------------------------------------
Distributions:
 From net investment
   income................     (0.03)        (0.09)        (0.10)        (0.13)  (0.15)  (0.13)
 From net realized gain
   on securities.........         -         (0.16)        (0.29)        (1.46)  (0.35)  (0.13)
 From return of capital..         -             -             -             -       -       -
                          --------------------------------------------------------------------
 Total distributions.....     (0.03)        (0.25)        (0.39)        (1.59)  (0.50)  (0.26)
                          --------------------------------------------------------------------
Net asset value at end
 of period...............   $ 13.79       $ 11.70       $ 10.04       $ 11.36  $11.73  $10.48
                          --------------------------------------------------------------------
TOTAL RETURN/(b)(c)/.....     18.15%        19.47%        (8.47)%       11.99%  17.53%   7.34%
                          --------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.      0.95%/(i)/    0.95%         0.95%         0.95%   0.98%   0.96%
Ratio of expenses to
 average net assets/(e)/.      1.23%/(i)/    1.40%         1.53%         1.55%   1.69%   1.75%
Ratio of expense
 reductions to average
 net assets..............         -             -          0.01%            -       -       -
Ratio of net investment
 income loss to average
 net assets/(d)/.........      0.53%/(i)/    0.72%         0.91%         1.18%   1.36%   1.28%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.      0.25%/(i)/    0.26%         0.33%            -       -       -
Portfolio turnover rate..        17%           42%          166%          100%     97%    102%
Number of shares
 outstanding at end of
 period (000's)..........     5,305         5,035         4,496         2,677     462     612
Net assets at the end of
 period (000's)..........   $73,147       $58,923       $45,124       $30,403  $5,421  $6,414

                                                   Socially Responsible Fund
                           ------------------------------------------------------------------------
                            Six Months
                              Ended                         Year Ended August 31,
                           February 29,    ------------------------------------------------------
                            2004/(h)/          2003          2002        2001      2000   1999(a)
                           --------------  -------       -------       -------   -------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....    $  9.42       $  8.44       $ 10.46       $ 14.16   $ 12.88  $ 10.00
                          ---------------- --------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................       0.05/(f)/     0.09/(f)/     0.08 /(f)/    0.13      0.13     0.14
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies       1.24          0.96         (2.02)        (3.56)     1.74     3.45
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........          -             -             -             -         -        -
                          ---------------- --------------------------------------------------------
 Total income (loss)
   from investment
   operations............       1.29          1.05         (1.94)        (3.43)     1.87     3.59
                          ---------------- --------------------------------------------------------
Distributions:
 From net investment
   income................      (0.05)        (0.07)        (0.08)        (0.13)    (0.13)   (0.14)
 From net realized gain
   on securities.........          -             -             -         (0.14)    (0.46)   (0.57)
 From return of capital..          -             -             -             -         -        -
                          ---------------- --------------------------------------------------------
 Total distributions.....      (0.05)        (0.07)        (0.08)        (0.27)    (0.59)   (0.71)
                          ---------------- --------------------------------------------------------
Net asset value at end
 of period...............    $ 10.66       $  9.42       $  8.44       $ 10.46   $ 14.16  $ 12.88
                          ---------------- --------------------------------------------------------
TOTAL RETURN/(b)(c)/.....      13.68%        12.58%/(g)/  (18.65)%      (24.43)%   14.77%   36.27%
                          ---------------- --------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.       0.56%/(i)/    0.56%         0.56%         0.56%     0.56%    0.55%
Ratio of expenses to
 average net assets/(e)/.       1.05%/(i)/    1.30%         1.19%         0.76%     1.15%    1.23%
Ratio of expense
 reductions to average
 net assets..............          -             -             -             -         -        -
Ratio of net investment
 income loss to average
 net assets/(d)/.........       1.00%/(i)/    1.11%         0.82%         1.07%     0.99%    1.10%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.       0.50%/(i)/    0.37%         0.19%            -         -        -
Portfolio turnover rate..         32%           96%           25%           58%       40%      29%
Number of shares
 outstanding at end of
 period (000's)..........      2,509         1,314         1,186         1,111     1,009      800
Net assets at the end of
 period (000's)..........    $26,735       $12,380       $10,008       $11,612   $14,276  $10,304

                                                   Strategic Bond Fund
                          -------------------------------------------------------------------
                           Six Months
                             Ended                       Year Ended August 31,
                          February 29,    --------------------------------------------------
                           2004/(h)/          2003         2002        2001    2000   1999(a)
                          --------------  -------      -------       -------  ------  -------
PER SHARE DATA
Net asset value at
 beginning of period.....   $ 10.28       $  9.31      $  9.60       $  9.82  $ 9.86  $10.00
                          --------------- ----------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income
   (loss)................      0.27/(f)/     0.66/(f)/    0.62 /(f)/    0.77    0.81    0.69
 Net realized and
   unrealized gain
   (loss) on investments
   and foreign currencies      0.56          0.95        (0.32)        (0.23)  (0.01)  (0.16)
 Realized gain (loss) on
   disposal of
   investments in
   violation of
   investment
   restrictions..........         -             -            -             -       -       -
                          --------------- ----------------------------------------------------
 Total income (loss)
   from investment
   operations............      0.83          1.61         0.30          0.54    0.80    0.53
                          --------------- ----------------------------------------------------
Distributions:
 From net investment
   income................     (0.27)        (0.64)       (0.59)        (0.76)  (0.84)  (0.65)
 From net realized gain
   on securities.........     (0.09)            -            -             -       -   (0.02)
 From return of capital..         -             -            -             -       -       -
                          --------------- ----------------------------------------------------
 Total distributions.....     (0.36)        (0.64)       (0.59)        (0.76)  (0.84)  (0.67)
                          --------------- ----------------------------------------------------
Net asset value at end
 of period...............   $ 10.75       $ 10.28      $  9.31       $  9.60  $ 9.82  $ 9.86
                          --------------- ----------------------------------------------------
TOTAL RETURN/(b)(c)/.....      8.15%        17.73%        3.13%         5.90%   8.43%   5.33%
                          --------------- ----------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to
 average net assets/(d)/.      0.89%/(i)/    0.89%        0.89%         0.89%   0.89%   0.88%
Ratio of expenses to
 average net assets/(e)/.      1.25%/(i)/    1.52%        1.58%         1.09%   1.51%   1.64%
Ratio of expense
 reductions to average
 net assets..............         -             -            -             -       -       -
Ratio of net investment
 income loss to average
 net assets/(d)/.........      5.33%/(i)/    6.79%        6.64%         8.68%   8.27%   6.76%
Ratio of net investment
 income (loss) to
 average net assets/(e)/.      4.96%/(i)/    6.17%        5.95%            -       -       -
Portfolio turnover rate..        29%           63%         109%           69%    100%    143%
Number of shares
 outstanding at end of
 period (000's)..........     6,368         4,431        2,810         1,574     598     537
Net assets at the end of
 period (000's)..........   $68,466       $45,565      $26,167       $15,113  $5,870  $5,296

/(a)/ Fund commenced operations on September 21, 1998.
/(b)/ The effect of fees and charges incurred at the separate account level are not reflected in the total returns. If such expenses had been included, the total return would have been lower for each period presented.
/(c)/ Total return is not annualized. It does include, if any, expense reimbursements and expense reductions.
/(d)/ Includes expense reimbursements, but excludes expense reductions.
/(e)/ Excludes expense reimbursements and expense reductions.
/(f)/ The per share amounts are calculated using the average share method. /(g)/ The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (see Note 3).
/(h)/ Unaudited
/(i)/ Annualized

--------------------------------------------------------------------------------

                                                                             65
February 29, 2004
                        TRUSTEE INFORMATION (Unaudited)



                                                  Term of Office and
    Name, Birth Date and       Position Held With   Length of Time
          Address*               VALIC Complex        Served (4)            Principal Occupations During Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven                Trustee          1998-Present    Retired Administrator. Formerly, President, United Way of
  DOB: October 6, 1945                                               the Texas Gulf Coast, a not for profit organization
                                                                     (1992-1998).




--------------------------------------------------------------------------------------------------------------------------------
William F. Devin                    Trustee          2001-Present    Member, Board of Governors, Boston Stock Exchange
  DOB: December 30, 1938                                             (1985-Present). Formerly, Executive Vice President,
                                                                     Fidelity Capital Markets, a division of National Financial
                                                                     Services Corp. (1966-1996).

--------------------------------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                Trustee          1998-Present    Professor and Head, Department of Neuroscience, and
  DOB: July 15, 1949                                                 Visscher Chair of Physiology, University of Minnesota
                                                                     (1999-Present). Formerly, Director, Graduate Program in
                                                                     Neuroscience, University of Minnesota (1995-1999);
                                                                     Professor of Neurosurgery, University of Minnesota
                                                                     (1980-1999); Consultant to EMPI Inc. (1994-1995); and
                                                                     Medtronic Inc. (1997-1998).

--------------------------------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.      Trustee          1998-Present    Municipal Court Judge, Dallas, Texas (1995-Present).
  DOB: July 27, 1940

--------------------------------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                Trustee          1998-Present    Chairman--Scientific Advisory Board for The Robert A.
  DOB: March 2, 1912                                                 Welch Foundation (1983-Present); President Emeritus,
                                                                     Rice University, Houston, Texas (1985-Present).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster              Trustee          1998-Present    Pastor Emeritus and Director of Planned Giving, First
  DOB: December 15, 1923                                             Presbyterian Church (1997-Present).

--------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                   Trustee          2001-Present    Vice President of Massachusetts Capital Resources
  DOB: December 30, 1949                                             Company (1982-Present).

--------------------------------------------------------------------------------------------------------------------------------
Ben H. Love                         Trustee          1998-Present    Retired. Formerly Director, Mid-American Waste, Inc.,
  DOB: September 26, 1930                                            waste products (1993-1997); Chief Executive, Boy
                                                                     Scouts of America (1985-1993).

--------------------------------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.             Trustee          1998-Present    President, Meharry Medical College, Nashville,
  DOB: October 28, 1946                                              Tennessee (1994-Present).

--------------------------------------------------------------------------------------------------------------------------------

                               Number of Funds in Fund
    Name, Birth Date and         Complex Overseen by
          Address*                   Trustee (2)             Other Directorships Held by Trustee (3)
-----------------------------------------------------------------------------------------------------------
Independent Trustees
Dr. Judith L. Craven                     70            Director, A.G. Belo Corporation, a media company
  DOB: October 6, 1945          (1992-Present); Director SYSCO Corporation, a
                                food marketing and distribution company (1996-
                                                       Present); Director, Luby's, Inc., a restaurant chain
                                                       (1998-Present); Director, University of Texas Board
                                                       of Regents (2001-Present).

-----------------------------------------------------------------------------------------------------------
William F. Devin                         70            None.
  DOB: December 30, 1938



-----------------------------------------------------------------------------------------------------------
Dr. Timothy J. Ebner                     37            None.
  DOB: July 15, 1949






-----------------------------------------------------------------------------------------------------------
Judge Gustavo E. Gonzales, Jr.           37            None.
  DOB: July 27, 1940

-----------------------------------------------------------------------------------------------------------
Dr. Norman Hackerman                     37            None.
  DOB: March 2, 1912


-----------------------------------------------------------------------------------------------------------
Dr. John Wm. Lancaster                   37            None.
  DOB: December 15, 1923

-----------------------------------------------------------------------------------------------------------
Kenneth J. Lavery                        37            Director, Board of Overseers, Newton Wellesley
  DOB: December 30, 1949        Hospital (1996-Present).

-----------------------------------------------------------------------------------------------------------
Ben H. Love                              37            None.
  DOB: September 26, 1930


-----------------------------------------------------------------------------------------------------------
Dr. John E. Maupin, Jr.                  37            Director, Monarch Dental Corporation
  DOB: October 28, 1946         (1997-Present); Director, Pinnacle Financial
                                                       Partners, Inc. (2000-Present).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

66
                 TRUSTEE INFORMATION (Unaudited) - CONTINUED
                                                              February 29, 2004


                                               Term of Office and
   Name, Birth Date and     Position Held With   Length of Time
         Address*             VALIC Complex        Served (4)      Principal Occupations During Past Five Years
-----------------------------------------------------------------------------------------------------------------
Interested Trustees
Paige T. Davis (1)               Trustee          2002-Present    Formerly, Regional Manager, VALIC (1976-2001).
  DOB: July 4, 1943





-----------------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)             Trustee          2001-Present    President and Chief Executive Officer, SAAMCo
  DOB: January 23, 1954                                           (1995-Present); President, AIG SunAmerica Fund
                                                                  Services, Inc. (1988-Present).



-----------------------------------------------------------------------------------------------------------------

                            Number of Funds in Fund
   Name, Birth Date and       Complex Overseen by
         Address*                 Trustee (2)            Other Directorships Held by Trustee (3)
------------------------------------------------------------------------------------------------------
Interested Trustees
Paige T. Davis (1)                    37            Director, Maryland African American Museum
  DOB: July 4, 1943                                 Corporation (1999-Present); Director, Maryland
                                                    Racing Commission (1996-Present); Director,
                                                    Morgan State University Foundation, Inc.
                                                    (1998-Present); Director, Maryland Health and
                                                    Higher Education Facilities Authority
                                                    (1987-Present).
------------------------------------------------------------------------------------------------------
Peter A. Harbeck (1)                  79            Director, AIG Asset Management International, Inc.
  DOB: January 23, 1954      (2000-Present); Managing Director, John McStay
                             Investment Counsel, L.P. (1999-Present); Director,
                                                    SunAmerica Capital Services, Inc. (1993-Present);
                                                    Director, SAAMCo (1995-Present); Director,
                                                    SunAmerica Fund Services, Inc. (1988-Present).
------------------------------------------------------------------------------------------------------

* The business address for each Trustee is, 2929 Allen Parkway, Houston, TX, 77019.
(1)Interested Trustee, as defined within the Investment Company Act of 1940 (the "1940 Act"), because of current or former employment with VALIC (Mr. Davis) or SAAMCo (Mr. Harbeck), companies affiliated with VALIC.
(2)The "Fund Complex" consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 funds), and VALIC Company II (15 funds).
(3)Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the 1940 Act other than those listed under the preceding column.
(4)Trustees serve until their successors are duly elected and qualified.

   Additional Information concerning the Trustee is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

--------------------------------------------------------------------------------

                                                                             67
                               VALIC COMPANY II


BOARD OF TRUSTEES                           INDEPENDENT AUDITORS
Judith L. Craven                            Ernst & Young LLP
Paige T. Davis                              1401 McKinney Street, Suite 1200
William F. Devin                            Houston, Texas 77010
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                    TRANSFER AND SHAREHOLDER
Norman Hackerman                            SERVICE AGENT
Peter A. Harbeck                            The Variable Annuity Life
John W. Lancaster                           Insurance Company
Kenneth J. Lavery                           2929 Allen Parkway
Ben H. Love                                 Houston, Texas 77019
John E. Maupin, Jr.
                                            OFFICERS
CUSTODIAN                                   Evelyn M. Curran,
State Street Bank and Trust Company          President (Principal Executive Officer)
225 Franklin Street                         Gregory R. Kingston,
Boston, Massachusetts 02110                  Treasurer (Principal Financial Officer)
                                            John Packs,
INVESTMENT ADVISER                           Vice President and Senior Investment Officer
The Variable Annuity Life Insurance Company Nori L. Gabert,
2929 Allen Parkway                           Vice President, Secretary and Chief Legal Officer
Houston, Texas 77019                        Robert M. Zakem,
                                             Vice President and Assistant Secretary
INVESTMENT SUB-ADVISERS                     Donna Handel,
AIG Global Investment Corp.                  Vice President and Assistant Treasurer
175 Water Street                            Cynthia A. Gibbons,
New York, New York 10038                      Chief Compliance Officer
                                            Kathryn A. Pearce,
AIG SunAmerica Asset Management Corp.        Assistant Treasurer
Haborside Financial Center                  Donald H. Guire,
3200 Plaza 5                                 Assistant Treasurer
Jersey City, NJ 07311-4992                  Troy Holbritter,
                                             Assistant Secretary
Banc One Investment Advisors Corporation    Mark Matthes,
1111 Polaris Parkway                         Assistant Secretary
Columbus, Ohio 43271-0211

Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017-3147

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, California 94403-1906

INVESCO Funds Group, Inc.
4530 S. Manoca Street
Denver, Colorado 80237

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109








This report is for the information of the shareholders and variable contract owners participating in the VALIC Company II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 448-2542. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

--------------------------------------------------------------------------------

                               VALIC COMPANY II


                                                               AIG VALIC ONLINE

                                                                 Account Access

                        Manage your account on the Web through AIG VALIC
                        Online!

   You must establish a Enjoy quick, easy and secure access -- now or anytime.
                        Go to www.aigvalic.com, and click on "AIG VALIC Online" in the Login section.
                        You'll find these exciting features:

Personal Identification .  View your current portfolio valuation.
                        . View your account and transaction confirmation statements.
    Number (PIN) before .  View fund performance and unit values.
    using the automated .  View your transaction history.
      account services. .  View information about your financial advisor.
                        .  Change your Personal Identification Number (PIN).
                        .  Change your address, e-mail and telephone number.
                        .  Change your allocation of future contributions.
                        .  Transfer money among investment options.
  Your PIN is valid for . Rebalance account to your desired allocation mix. both AIG VALIC by Phone . Perform loan modeling.
                        .  Request forms for a variety of services.
                        . Enroll in the electronic document delivery service. Start exploring AIG VALIC Online today by establishing at 1.800.428.2542 a Personal Identification Number (PIN)!
  and AIG VALIC Online. To set up a PIN through AIG VALIC Online:
                        .  Go to www.aigvalic.com.
                        .  Click on "AIG VALIC Online" in the Login section.
                        .  Click "I am a new user".
                        . For verification, enter your Social Security number, last name and date of birth.
                        .  Choose, enter and verify your numeric PIN.
                        . Click "I Agree" to accept AIG VALIC's access agreement (required).
                        . Verify and/or update your address, e-mail and telephone number information.
                        Your PIN setup is complete when the Client Summary screen appears.
                        This PIN is valid for both AIG VALIC by Phone at
                        1.800.428.2542 and AIG VALIC Online.

                        AIG VALIC by Phone is AIG VALIC's toll-free automated phone line for 24-hour access to your account.


--------------------------------------------------------------------------------

                                      PRSRT STD

                                      U.S. POSTAGE PAID

                                      LANCASTER, PA

                                      PERMIT NO.1765
VALIC Company II
P.O. Box 3206
Houston, Texas 77253-3206



VL 11288 VER 02/04

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)  (1) Not applicable.

     (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

     (3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: May 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn M. Curran
Evelyn M. Curran
President

Date: May 7, 2004

By: /s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 7, 2004